UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	3/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MARCH 31, 2010

Prudential Asset Allocation Fund

(Formerly known as Dryden Asset Allocation Fund)

Fund Type Balanced/allocation Objective Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2010. were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Asset Allocation Fund to the Prudential Asset Allocation Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.24%; Class B, 1.94%; Class C, 1.94%; Class L, 1.44%; Class M, 1.94%; Class R, 1.69%; Class X, 1.94%; Class Z, 0.94%. Net operating expenses apply to: Class A, 1.22%; Class B, 1.92%; Class C, 1.92%; Class L, 1.42%; Class M, 1.92%; Class R, 1.42%; Class X, 1.92%; Class Z, 0.92%, after contractual reduction of management fees and/or distribution fees (Class R only).

Cumulative Total Returns (Without Sales Charge) as of 3/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.26%	34.14%	11.12%	23.29%	—
Class B	7.96	33.27	7.22	14.74	—
Class C	7.96	33.11	7.22	14.74	—
Class L	8.24	33.90	N/A	N/A	–8.30% (3/26/07)
Class M	7.96	33.11	N/A	N/A	–9.69 (3/26/07)
Class R	8.16	33.55	9.63	N/A	9.39 (12/17/04)
Class X	7.96	33.27	N/A	N/A	–9.69 (3/26/07)
Class Z	8.40	34.46	12.67	26.89	—
Customized Blend Index	7.53	32.48	20.85	31.58	—
Prior Customized Blend Index	7.60	30.40	19.76	28.11	—
Barclays Capital U.S. Aggregate Bond Index	1.99	7.69	30.33	83.98	—
S&P 500 Index	11.75	49.73	9.97	–6.35	—
Lipper Average	8.06	40.02	15.93	22.87	—

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Average Annual Total Returns (With Sales Charge) as of 3/31/10
	One Year	Five Years	Ten Years	Since Inception
Class A	26.76%	0.98%	1.54%	—
Class B	28.27	1.25	1.38	—
Class C	32.11	1.40	1.38	—
Class L	26.20	N/A	N/A	–4.72% (3/26/07)
Class M	27.11	N/A	N/A	–4.18 (3/26/07)
Class R	33.55	1.86	N/A	1.71 (12/17/04)
Class X	27.27	N/A	N/A	–4.46 (3/26/07)
Class Z	34.46	2.41	2.41	—
Customized Blend Index	32.48	3.86	2.78	—
Prior Customized Blend Index	30.40	3.67	2.51	—
Barclays Capital U.S. Aggregate Bond Index	7.69	5.44	6.29	—
S&P 500 Index	49.73	1.92	–0.65	—
Lipper Average	40.02	2.96	1.92	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the Customized Blend Index, Prior Customized Blend Index, Barclays Capital U.S. Aggregate Bond Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchasers (with the exception of exchanges from the same class of shares offered by certain other Prudential Investments funds). The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	3

Your Fund’s Performance (continued)

Benchmark Definitions

Customized Blend Index

The Customized Blend Index is made up of the S&P 500 Index (50%), the Barclays Capital U.S. Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI EAFE ND Index (5%). Customized Blend Index Closest Month-End to Inception cumulative total returns are 19.01% for Class R; and 0.72% for Class L, Class M, and Class X. Customized Blend Index Closest Month-End to Inception average annual total returns are 3.37% for Class R; and 0.24% for Class L, Class M, and Class X.

Prior Customized Blend Index

The Prior Customized Blend Index is made up of the S&P 500 Index (57.5%), the Barclays Capital U.S. Aggregate Bond Index (40.0%), and the T-Bill 3-Month Blend (2.5%). Prior Customized Blend Index Closest Month-End to Inception cumulative total returns are 18.08% for Class R; and 1.45% for Class L, Class M, and Class X. Prior Customized Blend Index Closest Month-End to Inception average annual total returns are 3.22% for Class R; and 0.48% for Class L, Class M, and Class X.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 29.71% for Class R; and 19.57% for Class L, Class M, and Class X. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 5.08% for Class R; and 6.14% for Class L, Class M, and Class X.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 7.61% for Class R; and –11.97% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns are 1.41% for Class R; and –4.16% for Class L, Class M, and Class X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Lipper Average Closest Month-End to Inception cumulative total returns are 14.16% for Class R; and –4.98% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns are 2.51% for Class R; and –1.74% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the Customized Blend Index, Prior Customized Blend Index, the Barclays Capital U.S. Aggregate Bond Index, and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/10
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	1.7%
Microsoft Corp., Software	1.4
Bank of America Corp., Diversified Financial Services	1.2
Procter & Gamble Co. (The), Household Products	1.1
Chevron Corp., Oil, Gas & Consumable Fuels	1.0

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/10
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	3.5
Computers & Peripherals	3.1
Diversified Financial Services	2.8
Insurance	2.7

Industry weightings reflect only long-term equity investments and are subject to change.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2009, at the beginning of the period, and held through the six-month period ended March 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

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Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Asset Allocation Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,082.60	1.22%	$6.33
	Hypothetical	$1,000.00	$1,018.85	1.22%	$6.14

Class B	Actual	$1,000.00	$1,079.60	1.92%	$9.95
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class C	Actual	$1,000.00	$1,079.60	1.92%	$9.95
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class L	Actual	$1,000.00	$1,082.40	1.42%	$7.37
	Hypothetical	$1,000.00	$1,017.85	1.42%	$7.14

Class M	Actual	$1,000.00	$1,079.60	1.92%	$9.95
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class R	Actual	$1,000.00	$1,081.60	1.42%	$7.37
	Hypothetical	$1,000.00	$1,017.85	1.42%	$7.14

Class X	Actual	$1,000.00	$1,079.60	1.92%	$9.95
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class Z	Actual	$1,000.00	$1,084.00	0.92%	$4.78
	Hypothetical	$1,000.00	$1,020.34	0.92%	$4.63

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	7

Portfolio of Investments

as of March 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.0%
COMMON STOCKS 60.6%

Aerospace & Defense 2.0%
600	AAR Corp.(a)	$14,892
4,300	Alliant Techsystems, Inc.(a)(b)	349,590
7,377	BAE Systems PLC (United Kingdom)	41,565
2,334	Cobham PLC (United Kingdom)	9,102
1,200	Cubic Corp.	43,200
1,500	Ducommun, Inc.	31,515
3,600	DynCorp International, Inc. (Class A Stock)(a)	41,364
1,200	Esterline Technologies Corp.(a)	59,316
830	European Aeronautic Defense and Space Co. NV (France)	16,698
826	Finmeccanica SpA (Italy)	11,023
1,000	GenCorp, Inc.(a)	5,760
23,400	General Dynamics Corp.	1,806,480
6,400	ITT Corp.	343,104
900	L-3 Communications Holdings, Inc. (Class 3 Stock)	82,467
12,300	Lockheed Martin Corp.	1,023,606
23,700	Northrop Grumman Corp.	1,554,009
11,800	Raytheon Co.	674,016
3,778	Rolls-Royce Group PLC (United Kingdom)	34,141
383	Safran SA (France)	9,984
3,000	Singapore Technologies Engineering Ltd. (Singapore)	6,841
10,600	TASER International, Inc.(a)	62,116
1,000	Teledyne Technologies, Inc.(a)	41,270
183	Thales SA (France)	7,346
200	Triumph Group, Inc.	14,018
30,500	United Technologies Corp.	2,245,105

		8,528,528

Air Freight & Logistics 0.7%
700	Air Transport Services Group, Inc.(a)	2,359
1,725	Deutsche Post AG (Germany)	29,846
2,700	Dynamex, Inc.(a)	46,440
10,000	FedEx Corp.	934,000
800	Forward Air Corp.	21,040
756	TNT NV (Netherlands)	21,678
1,349	Toll Holdings Ltd. (Australia)	9,185
30,000	United Parcel Service, Inc. (Class B Stock)	1,932,300
1,000	Yamato Holdings Co. Ltd. (Japan)	14,055

		3,010,903

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	9

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Airlines 0.1%
276	Air France-KLM (France)(a)	$4,363
13,900	AirTran Holdings, Inc.(a)	70,612
4,000	Alaska Air Group, Inc.(a)	164,920
2,000	All Nippon Airways Co. Ltd. (Japan)(a)	5,712
1,300	Allegiant Travel Co. (Class A Stock)(a)	75,218
1,178	British Airways PLC (United Kingdom)(a)	4,344
2,000	Cathay Pacific Airways Ltd. (Hong Kong)(a)	4,214
468	Deutsche Lufthansa AG (Germany)	7,747
4,300	Hawaiian Holdings, Inc.(a)	31,691
973	Iberia Lineas Aereas de Espana (Spain)(a)	3,401
2,266	Qantas Airways Ltd. (Australia)(a)	5,906
1,000	Singapore Airlines Ltd. (Singapore)	10,865
2,600	Skywest, Inc.	37,128

		426,121

Auto Components 0.6%
400	Aisin Seiki Co. Ltd. (Japan)	11,980
6,100	ArvinMeritor, Inc.(a)	81,435
1,300	Bridgestone Corp. (Japan)	22,193
297	Compagnie Generale des Etablissements Michelin (France) (Class B Stock)	21,886
6,900	Cooper Tire & Rubber Co.	131,238
1,000	Denso Corp. (Japan)	29,789
700	Dorman Products, Inc.(a)	13,293
1,100	Drew Industries, Inc.(a)	24,222
49,300	Johnson Controls, Inc.	1,626,407
200	NOK Corp. (Japan)	3,010
217	Nokian Renkaat OYJ (Finland)	5,636
5,343	Pirelli & C SpA (Italy)(a)	3,284
1,400	Standard Motor Products, Inc.	13,888
300	Stanley Electric Co. Ltd. (Japan)	5,818
500	Sumitomo Rubber Industries Ltd. (Japan)	4,407
1,700	Superior Industries International, Inc.	27,336
2,700	Tenneco, Inc.(a)	63,855
100	Toyoda Gosei Co. Ltd. (Japan)	2,803
400	Toyota Industries Corp. (Japan)	11,424
17,200	TRW Automotive Holdings Corp.(a)	491,576

		2,595,480

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automobiles 0.5%
674	Bayerische Motoren Werke AG (Germany)	$31,156
1,838	Daimler AG (Germany)	86,702
1,558	Fiat SpA (Italy)(a)	20,286
119,800	Ford Motor Co.(a)(b)	1,505,886
1,000	Fuji Heavy Industries Ltd. (Japan)(a)	5,177
3,400	Honda Motor Co. Ltd. (Japan)	120,013
2,000	Isuzu Motors Ltd. (Japan)	5,412
3,000	Mazda Motor Corp. (Japan)	8,439
8,000	Mitsubishi Motors Corp. (Japan)(a)	10,867
5,100	Nissan Motor Co. Ltd. (Japan)(a)	43,696
311	Peugeot SA (France)(a)	9,157
179	Porsche Automobil Holding SE (Germany)	10,886
378	Renault SA (France)(a)	17,716
800	Suzuki Motor Corp. (Japan)	17,653
2,200	Thor Industries, Inc.	66,462
6,000	Toyota Motor Corp. (Japan)	240,347
90	Volkswagen AG (Germany)	8,691
2,200	Winnebago Industries(a)	32,142
500	Yamaha Motor Co. Ltd. (Japan)(a)	7,493

		2,248,181

Beverages 1.4%
800	Asahi Breweries Ltd. (Japan)	15,001
218	Carlsberg A/S (Denmark) (Class B Stock)	18,297
1,136	Coca-Cola Amatil Ltd. (Australia)	11,728
34,620	Coca-Cola Co. (The)	1,904,100
373	Coca-Cola Hellenic Bottling Co. SA (Greece)	10,056
100	Coca-Cola West Holdings Co. Ltd. (Japan)	1,635
17,400	Constellation Brands, Inc. (Class A Stock)(a)	286,056
5,095	Diageo PLC (United Kingdom)	85,512
35,100	Dr Pepper Snapple Group, Inc.	1,234,467
3,936	Foster’s Group Ltd. (Australia)	19,107
225	Heineken Holding NV (Netherlands)	10,009
499	Heineken NV (Netherlands)	25,645
1,470	InBev NV (Belgium)	74,048
200	ITO EN Ltd. (Japan)	3,095
2,000	Kirin Holdings Co. Ltd. (Japan)	29,500
35,000	PepsiCo, Inc.	2,315,600
398	Pernod-Ricard SA (France)	33,796

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	11

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (cont’d.)
1,922	SABMiller PLC (United Kingdom)	$56,349
1,000	Sapporo Holdings Ltd. (Japan)	5,220

		6,139,221

Biotechnology 1.0%
204	Actelion Ltd. (Switzerland)(a)	9,281
9,700	Alkermes, Inc.(a)	125,809
21,600	Amgen, Inc.(a)	1,290,816
1,900	Biogen Idec, Inc.(a)	108,984
10,700	Celera Corp.(a)	75,970
9,500	Celldex Therapeutics, Inc.(a)	58,330
1,232	CSL Ltd. (Australia)	41,186
4,300	Cubist Pharmaceuticals, Inc.(a)	96,922
1,000	Dyax Corp.(a)	3,410
3,800	Genomic Health, Inc.(a)	66,842
42,600	Gilead Sciences, Inc.(a)	1,937,448
142	Grifols SA (Spain)	2,121
400	Human Genome Sciences, Inc.(a)	12,080
3,400	Idenix Pharmaceuticals, Inc.(a)	9,588
500	Idera Pharmaceuticals, Inc.(a)	3,105
20,100	Immunomedics, Inc.(a)	66,732
400	Infinity Pharmaceuticals, Inc.(a)	2,440
2,100	Isis Pharmaceuticals, Inc.(a)	22,932
200	Martek Biosciences Corp.(a)	4,502
1,400	NABI Biopharmaceuticals(a)	7,658
5,200	PDL Biopharma, Inc.	32,292
12,100	Progenics Pharmaceuticals, Inc.(a)	64,493
2,200	SciClone Pharmaceuticals, Inc.(a)	7,766
3,400	Synta Pharmaceuticals Corp.(a)	14,654
3,900	Theravance, Inc.(a)	51,948

		4,117,309

Building Products 0.1%
1,000	AAON, Inc.	22,620
3,000	Asahi Glass Co. Ltd. (Japan)	33,790
637	ASSA Abloy AB (Sweden) (Class B Stock)	12,465
774	CIE de Saint-Gobain (France)	37,216
500	Daikin Industries Ltd. (Japan)	20,457
79	Geberit AG (Switzerland)	14,138
6,700	Gibraltar Industries, Inc.(a)	84,487

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Building Products (cont’d.)
500	JS Group Corp. (Japan)	$10,178
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	2,952
1,400	Quanex Building Products Corp.	23,142
1,000	Toto Ltd. (Japan)	6,814
100	Universal Forest Products, Inc.	3,852

		272,111

Capital Markets 1.2%
1,967	3i Group PLC (United Kingdom)	8,692
1,000	Affiliated Managers Group, Inc.(a)	79,000
7,100	Ameriprise Financial, Inc.	322,056
6,300	Ares Capital Corp.	93,492
2,700	Bank of New York Mellon Corp. (The)(b)	83,376
8,300	BGC Partners, Inc. (Class A Stock)	50,713
700	BlackRock, Inc. (Class A Stock)	152,432
3,400	Calamos Asset Management, Inc. (Class A Stock)	48,756
2,324	Credit Suisse Group AG (Switzerland)	119,793
3,000	Daiwa Securities Group, Inc. (Japan)	15,788
1,266	Deutsche Bank AG (Germany)	97,637
100	Diamond Hill Investment Group, Inc.	6,860
400	Fifth Street Finance Corp.	4,644
1,500	Franklin Resources, Inc.	166,350
431	GAM Holding Ltd. (Switzerland)	5,294
1,500	GFI Group, Inc.	8,670
16,915	Goldman Sachs Group, Inc. (The)	2,886,206
1,058	ICAP PLC (United Kingdom)	6,001
881	Investec PLC (United Kingdom)	7,206
100	JAFCO Co. Ltd. (Japan)	2,626
431	Julius Baer Group Ltd. (Switzerland)	15,635
2,700	Knight Capital Group, Inc. (Class A Stock)(a)	41,175
2,800	Labranche & Co., Inc.(a)	14,728
653	Macquarie Group Ltd. (Australia)	28,313
3,488	Man Group PLC (United Kingdom)	12,783
1,297	Marfin Investment Group SA (Greece)	2,978
200	Matsui Securities Co. Ltd. (Japan)	1,429
967	Mediobanca SpA (Italy)(a)	10,390
1,000	Mizuho Securities Co. Ltd. (Japan)	3,166
21,900	Morgan Stanley	641,451
7,300	Nomura Holdings, Inc. (Japan)	53,799
9,900	PennantPark Investment Corp.	102,564

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	13

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
1,300	Piper Jaffray Cos.(a)	$52,390
198	Ratos AB (Sweden) (Class B Stock)	6,568
34	SBI Holdings, Inc. (Japan)	6,710
251	Schroders PLC (United Kingdom)	5,359
1,700	Sws Group, Inc.	19,601
7,252	UBS AG (Switzerland)(a)	117,886

		5,302,517

Chemicals 0.9%
511	Air Liquide SA (France)	61,344
2,600	Air Products & Chemicals, Inc.	192,270
497	AKZO Nobel NV (Netherlands)	28,324
3,000	Asahi Kasei Corp. (Japan)	16,141
3,700	Ashland, Inc.	195,249
1,902	BASF AG (Germany)	118,146
5,100	Calgon Carbon Corp.(a)	87,312
22,800	Celanese Corp. (Class A Stock)	726,180
1,000	Daicel Chemical Industries Ltd. (Japan)	6,878
1,000	Denki Kagaku Kogyo K. K. (Japan)	4,300
3,400	E.I. du Pont de Nemours & Co.	126,616
8,200	Eastman Chemical Co.	522,176
16	Givaudan SA (Switzerland)	14,036
2,200	HB Fuller Co.	51,062
200	Hitachi Chemical Co. Ltd. (Japan)	4,321
3,266	Incitec Pivot Ltd. (Australia)	10,400
200	Innophos Holdings, Inc.	5,580
438	Johnson Matthey PLC (United Kingdom)	11,605
400	JSR Corp. (Japan)	8,356
352	K+S AG (Germany)	21,342
1,000	Kaneka Corp. (Japan)	6,482
315	Koninklijke DSM NV (Netherlands)	14,046
1,100	Koppers Holdings, Inc.	31,152
1,000	Kuraray Co. Ltd. (Japan)	13,456
309	Linde AG (Germany)	36,727
2,500	Mitsubishi Chemical Holdings Corp. (Japan)	12,782
1,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	6,022
2,000	Mitsui Chemicals, Inc. (Japan)	6,054
27,300	Nalco Holding Co.	664,209
700	NewMarket Corp.	72,093
300	Nitto Denko Corp. (Japan)	11,648

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
109	Novozymes A/S (Denmark) (Class B Stock)	$12,063
350	Nufarm Ltd. (Australia)	2,643
7,800	Omnova Solutions, Inc.(a)	61,230
733	Orica Ltd. (Australia)	18,020
1,200	Praxair, Inc.	99,600
2,400	Schulman, Inc.	58,728
800	Shin-Etsu Chemical Co. Ltd. (Japan)	46,465
3,000	Showa Denko K.K. (Japan)	6,771
4,500	Solutia, Inc.(a)	72,495
121	Solvay SA (Belgium)	12,439
5,300	Spartech Corp.(a)	62,010
1,000	Stepan Co.	55,890
3,000	Sumitomo Chemical Co. Ltd. (Japan)	14,665
193	Syngenta AG (Switzerland)	53,595
1,000	Taiyo Nippon Sanso Corp. (Japan)	9,776
2,000	Teijin Ltd. (Japan)	6,717
1,000	Tokuyama Corp. (Japan)	5,541
3,000	Toray Industries, Inc. (Japan)	17,521
1,000	Tosoh Corp. (Japan)	2,546
2,000	UBE Industries Ltd. (Japan)	5,134
233	Umicore (Belgium)	8,137
32	Wacker Chemie AG (Germany)	4,763
3,400	WR Grace & Co.(a)	94,384
387	Yara International ASA (Norway)	16,800

		3,834,242

Commercial Banks 2.3%
1,000	77 Bank Ltd. (The) (Japan)	5,712
810	Alpha Bank A.E. (Greece)(a)	7,669
2,000	Aozora Bank Ltd. (Japan)	2,824
5,104	Australia & New Zealand Banking Group Ltd. (Australia)	118,778
1,320	Banca Carige SpA (Italy)	3,606
4,486	Banca Monte DEI Paschi DI Siena SpA (Italy)	6,641
805	Banca Popolare Di Milano Scarl (Italy)	4,999
7,297	Banco Bilbao Vizcaya Argentaria SA (Spain)	99,839
4,793	Banco Comercial Portugues SA (Portugal) (Class R Stock)	5,334
2,050	Banco de Sabadell SA (Spain)	11,319
435	Banco de Valencia SA (Spain)	2,773
1,072	Banco Espirito Santo SA (Portugal)(a)	5,792
1,308	Banco Popolare SC (Italy)(a)	9,098

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	15

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,788	Banco Popular Espanol SA (Spain)	$13,162
16,823	Banco Santander Central Hispano SA (Spain)	223,586
1,159	Bank of Cyprus Public Co. Ltd. (Cyprus)	7,326
3,000	Bank of East Asia Ltd. (Hong Kong)	11,051
1,000	Bank of Kyoto Ltd. (The) (Japan)	9,210
3,000	Bank of Yokohama Ltd. (The) (Japan)	14,697
580	Bankinter SA (Spain)	4,826
23,233	Barclays (United Kingdom)	127,027
710	Bendigo And Adelaide Bank Ltd. (Australia)	6,515
1,930	BNP Paribas (France)	148,221
9,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	22,660
300	Bryn Mawr Bank Corp.	5,445
900	Camden National Corp.	28,899
600	Cardinal Financial Corp.	6,408
2,000	Chiba Bank Ltd. (The) (Japan)	11,958
2,000	Chuo Mitsui Trust Holdings, Inc. (Japan)	7,509
2,000	City Holding Co.	68,580
1,447	Commerzbank AG (Germany)(a)	12,408
3,194	Commonwealth Bank of Australia (Australia)	164,985
1,300	Community Bank System, Inc.	29,614
1,400	Community Trust Bancorp, Inc.	37,926
2,059	Credit Agricole SA (France)	36,042
924	Danske Bank A/S (Denmark)(a)	22,732
4,000	DBS Group Holdings Ltd. (Singapore)	40,888
129	Deutsche Postbank AG (Germany)(a)	4,111
1,080	Dexia SA (Belgium)(a)	6,442
1,826	DnB NOR ASA (Norway)(a)	20,862
660	EFG Eurobank Ergasias SA (Greece)(a)	6,062
384	Erste Group Bank AG (Austria)	16,130
200	Financial Institutions, Inc.	2,924
3,700	First Bancorp, Inc.	8,917
500	First Bancorp, Inc./Maine	7,970
2,500	First Bancorp, Inc./Troy, North Carolina	33,800
8,200	First Commonwealth Financial Corp.	55,022
2,900	First Community Bancshares, Inc.	35,873
200	First Financial Bancorp	3,558
10,500	FNB Corp.	85,155
2,000	Fukuoka Financial Group, Inc. (Japan)	8,493
1,000	Gunma Bank Ltd. (The) (Japan)	5,530
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,690

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,600	Hang Seng Bank Ltd. (Hong Kong)	$22,297
1,000	Hiroshima Bank Ltd. (The) (Japan)	4,225
3,000	Hokuhoku Financial Group, Inc. (Japan)	6,578
200	Home Bancorp, Inc.(a)	2,800
35,338	HSBC Holdings PLC (United Kingdom)	358,217
165,300	Huntington Bancshares, Inc.	887,661
3,800	International Bancshares Corp.	87,362
15,898	Intesa SanPaolo SpA (Italy)(a)	59,211
1,904	Intesa SanPaolo SpA-RSP (Italy)	5,703
1,000	Iyo Bank Ltd. (The) (Japan)	9,509
1,000	Joyo Bank Ltd. (The) (Japan)	4,460
329	KBC Groep NV (Belgium)(a)	15,933
28,300	KeyCorp	219,325
1,600	Lakeland Bancorp, Inc.	14,160
77,727	Lloyds TSB Group PLC (United Kingdom)(a)	74,037
2,800	MainSource Financial Group, Inc.	18,844
25,800	Mitsubishi UFJ Financial Group, Inc. (Japan)	135,223
27,000	Mizuho Financial Group, Inc. (Japan)	53,428
3,000	Mizuho Trust & Banking Co. Ltd. (Japan)	3,016
1,000	Nara Bancorp, Inc.(a)	8,760
4,271	National Australia Bank Ltd. (Australia)	107,859
1,280	National Bank of Greece SA (Greece)(a)	25,760
1,781	Natixis (France)(a)	9,610
300	NBT Bancorp, Inc.	6,855
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,952
6,583	Nordea Bank AB (Sweden)	64,958
900	Oriental Financial Group, Inc.	12,150
5,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	31,130
700	Peoples Bancorp, Inc.	11,536
618	Piraeus Bank SA (Greece)(a)	5,401
17,200	PNC Financial Services Group, Inc.	1,026,840
2,100	Prosperity Bancshares, Inc.	86,100
113	Raiffeisen International Bank Holding AG (Austria)	5,372
21,200	Regions Financial Corp.	166,420
300	Renasant Corp.	4,854
1,100	Republic Bancorp, Inc. (Class A Stock)	20,724
1,000	Resona Holdings, Inc. (Japan)	12,643
34,526	Royal Bank of Scotland Group PLC (United Kingdom)(a)	23,053
300	S&T Bancorp, Inc.	6,270
900	Sapporo Hokuyo Holdings, Inc. (Japan)	4,111

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	17

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,000	Senshu Ikeda Holdings, Inc. (Japan)	$1,818
2,000	Shinsei Bank Ltd. (Japan)	2,417
1,000	Shizuoka Bank Ltd. (The) (Japan)	8,717
3,000	Signature Bank(a)	111,150
3,096	Skandinaviska Enskilda Banken (Sweden) (Class A Stock)(a)	19,779
1,282	Societe Generale (France)	80,629
1,400	Southside Bancshares, Inc.	30,198
4,097	Standard Chartered PLC (United Kingdom)	111,754
300	State Bancorp, Inc./NY	2,361
400	Suffolk Bancorp	12,284
2,567	Sumitomo Mitsui Financial Group, Inc. (Japan)	84,844
3,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	17,585
700	Sun Bancorp, Inc.(a)	2,758
2,300	SunTrust Banks, Inc.	61,617
17,100	Susquehanna Bancshares, Inc.	167,751
997	Svenska Handelsbanken AB (Sweden) (Class A Stock)	29,217
1,037	Swedbank AB (Sweden) (Class A Stock)	10,642
400	Texas Capital Bancshares, Inc.(a)	7,596
45,008	U.S. Bancorp	1,164,807
34,186	UniCredit SpA (Italy)(a)	101,005
1,172	Unione di Banche Italiane ScpA (Italy)	15,814
3,000	United Overseas Bank Ltd. (Singapore)	41,217
700	Washington Trust Bancorp, Inc.	13,048
5,700	Webster Financial Corp.	99,693
72,641	Wells Fargo & Co.	2,260,588
3,900	WesBanco, Inc.	63,414
5,994	Westpac Banking Corp. (Australia)	153,131
1,700	Wilshire Bancorp, Inc.	18,751
500	Wing Hang Bank Ltd. (Hong Kong)	4,572
200	Wintrust Financial Corp.	7,442
7,600	Zions Bancorporation	165,832

		10,150,376

Commercial Services & Supplies 0.3%
1,400	ABM Industries, Inc.	29,680
2,200	ATC Technology Corp.(a)	37,752
5,800	Avery Dennison Corp.	211,178
2,862	Brambles Ltd. (Australia)	19,330
100	Consolidated Graphics, Inc.(a)	4,141
1,400	Courier Corp.	23,114

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
1,000	DAI Nippon Printing Co. Ltd. (Japan)	$13,509
5,100	Deluxe Corp.	99,042
3,900	Ennis, Inc.	63,453
2,588	G4S PLC (United Kingdom)	10,270
5,000	Herman Miller, Inc.	90,300
600	M & F Worldwide Corp.(a)	18,360
8,100	R.R. Donnelley & Sons Co.	172,935
8,000	Republic Services, Inc. (Class A Stock)	232,160
4,700	Rollins, Inc.	101,896
4,000	Schawk, Inc. (Class A Stock)	72,520
400	Secom Co. Ltd. (Japan)	17,499
639	Securitas AB (Sweden) (Class B Stock)	6,814
995	Serco Group PLC (United Kingdom)	9,074
54	Societe BIC SA (France)	4,135
1,200	Standard Parking Corp.(a)	19,704
1,000	Toppan Printing Co. Ltd. (Japan)	9,028
1,400	United Stationers, Inc.(a)	82,390
2,700	Waste Management, Inc.(b)	92,961

		1,441,245

Communications Equipment 1.3%
4,733	Alcatel-Lucent (France)(a)	14,965
15,200	ARRIS Group, Inc.(a)	182,552
8,400	Aruba Networks, Inc.(a)	114,744
2,000	Black Box Corp.	61,520
132,166	Cisco Systems, Inc.(a)	3,440,281
2,800	Globecomm Systems, Inc.(a)	21,532
2,300	Harris Corp.	109,227
24,800	Juniper Networks, Inc.(a)	760,864
3,300	Loral Space & Communications, Inc.(a)	115,896
2,500	NETGEAR, Inc.(a)	65,250
2,700	Network Equipment Technologies, Inc.(a)	14,877
7,675	Nokia Corp. (Finland)	119,523
2,800	OPLINK Communications, Inc.(a)	51,912
2,100	Plantronics, Inc.	65,688
8,700	QUALCOMM, Inc.	365,313
4,500	Riverbed Technology, Inc.(a)	127,800
3,300	Tekelec(a)	59,928
6,094	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	64,227

		5,756,099

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	19

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals 3.1%
14,400	Apple, Inc.(a)	$3,382,992
70,000	EMC Corp.(a)	1,262,800
4,000	Fujitsu Ltd. (Japan)	26,185
54,911	Hewlett-Packard Co.	2,918,520
33,241	International Business Machines Corp.	4,263,158
372	Logitech International SA (Switzerland)(a)	6,121
4,000	NEC Corp. (Japan)	12,023
5,300	Novatel Wireless, Inc.(a)	35,669
500	Rimage Corp.(a)	7,230
10,600	Seagate Technology(a)(b)	193,556
300	Seiko Epson Corp. (Japan)	4,659
1,400	Teradata Corp.(a)	40,446
8,000	Toshiba Corp. (Japan)(a)	41,330
33,300	Western Digital Corp.(a)	1,298,367

		13,493,056

Construction & Engineering 0.1%
289	ACS Actividades de Construccion y Servicios SA (Spain)	13,334
1,394	Balfour Beatty PLC (United Kingdom)	6,181
456	Bouygues SA INH (France)	22,924
866	Cintra Concesiones de Infraestructuras de Transporte SA (Spain)	8,422
2,100	Dycom Industries, Inc.(a)	18,417
83	Eiffage SA (France)	4,293
3,700	EMCOR Group, Inc.(a)	91,131
78	Fomento de Construcciones y Contratas SA (Spain)	2,855
86	Hochtief AG (Germany)	7,266
1,000	JGC Corp. (Japan)	17,841
2,000	Kajima Corp. (Japan)	4,899
114	Koninklijke Boskalis Westminster NV (Netherlands)	4,369
304	Leighton Holdings Ltd. (Australia)	10,880
1,000	Obayashi Corp. (Japan)	4,439
187	Sacyr Vallehermoso SA (Spain)(a)	1,650
1,000	Shimizu Corp. (Japan)	4,171
815	Skanska AB (Sweden) (Class B Stock)	14,809
2,000	Taisei Corp. (Japan)	4,407
888	Vinci SA (France)	52,335

		294,623

Construction Materials
1,211	Boral Ltd. (Australia)	6,234
480	Cimpor Cimentos de Portugal SGPS SA (Portugal)	3,627

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction Materials (cont’d.)
1,413	CRH PLC (Ireland)	$35,288
1,234	Fletcher Building Ltd. (New Zealand)	7,319
294	Heidelbergcement AG (Germany)	16,468
500	Holcim Ltd. (Switzerland)(a)	37,272
69	Imerys SA (France)	4,253
145	Italcementi SpA (Italy)	1,677
883	James Hardie Industries NV (Austria)(a)	5,883
407	Lafarge SA (France)	28,640
2,000	Taiheiyo Cement Corp. (Japan)(a)	2,867
118	Titan Cement Co. SA (Greece)	3,124

		152,652

Consumer Finance 0.7%
100	Acom Co. Ltd. (Japan)	1,636
5,200	Advance America Cash Advance Centers, Inc.	30,264
200	AEON Credit Service Co. Ltd. (Japan)	2,375
31,400	American Express Co.	1,295,564
3,100	Capital One Financial Corp.	128,371
400	Credit Saison Co. Ltd. (Japan)	6,204
7,800	Nelnet, Inc. (Class A Stock)	144,768
230	ORIX Corp. (Japan)	20,395
96,100	SLM Corp.(a)	1,203,172
1,500	World Acceptance Corp.(a)	54,120

		2,886,869

Containers & Packaging 0.1%
1,500	AEP Industries, Inc.(a)	39,030
2,485	Amcor Ltd. (Australia)	14,572
4,600	Boise, Inc.(a)	28,198
100	Bway Holding Co.(a)	2,010
1,790	Rexam PLC (United Kingdom)	7,956
3,000	Rock-Tenn Co. (Class A Stock)	136,710
900	Silgan Holdings, Inc.	54,207
400	Toyo Seikan Kaisha Ltd. (Japan)	7,085

		289,768

Distributors 0.1%
200	Canon Marketing Japan, Inc. (Japan)	2,723
1,800	Core-Mark Holding Co., Inc.(a)	55,098

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	21

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Distributors (cont’d.)
4,000	Li & Fung Ltd. (Hong Kong)	$19,680
16,900	LKQ Corp.(a)	343,070

		420,571

Diversified Consumer Services 0.2%
200	Benesse Holdings, Inc. (Japan)	8,664
1,200	Capella Education Co.(a)	111,408
900	Career Education Corp.(a)(b)	28,476
2,000	Coinstar, Inc.(a)	65,000
1,600	Corinthian Colleges, Inc.(a)	28,144
3,600	DeVry, Inc.	234,720
10,200	Education Management Corp.(a)	223,380
2,400	Universal Technical Institute, Inc.(a)	54,768

		754,560

Diversified Financial Services 2.8%
350	ASX Ltd. (Australia)	10,901
289,445	Bank of America Corp.	5,166,593
396,800	Citigroup, Inc.(a)	1,607,040
400	CME Group, Inc. (Class A Stock)	126,444
7,600	Compass Diversified Holdings	115,976
1,717	Criteria CaixaCorp SA (Spain)	8,509
398	Deutsche Boerse AG (Germany)	29,485
56	Eurazeo (France)	3,890
147	EXOR SpA (Italy)	2,553
165	Groupe Bruxelles Lambert SA (Belgium)	14,579
2,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	33,384
7,592	ING Groep NV (Netherlands)(a)	75,799
800	IntercontinentalExchange, Inc.(a)	89,744
930	Investor AB (Sweden) (Class B Stock)	17,839
85,330	JPMorgan Chase & Co.	3,818,517
400	Kinnevik Investment AB (Sweden) (Class B Stock)	7,368
304	London Stock Exchange Group PLC (United Kingdom)	3,278
1,700	MarketAxess Holdings, Inc.	26,741
67	Nationale a Portefeuille SA (Belgium)	3,511
29,200	NYSE Euronext	864,612
282	OKO Bank PLC (Finland)	3,169
55	Pargesa Holding SA (Switzerland)	4,668
3,600	PHH Corp.(a)	84,852
2,000	Singapore Exchange Ltd. (Singapore)	10,937

		12,130,389

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.8%
153,810	AT&T, Inc.	$3,974,450
1,300	Atlantic Tele-Network, Inc.	58,409
311	Belgacom SA (Belgium)	12,148
17,167	BT Group PLC (United Kingdom) (Class A Stock)	32,277
4,183	Cable & Wireless Communications PLC (United Kingdom)	3,514
4,183	Cable & Wireless Worldwide (United Kingdom)(a)	5,840
5,778	Deutsche Telekom AG (Germany)	78,587
272	Elisa OYJ (Finland)	5,610
3,779	France Telecom SA (France)	90,420
500	Hellenic Telecommunications Organization SA (Greece)	6,206
300	HickoryTech Corp.	2,649
33	Iliad SA (France)	3,403
1,000	Inmarsat PLC (United Kingdom)	11,472
3,406	Koninklijke KPN NV (Netherlands)	53,962
1,100	Nippon Telegraph & Telephone Corp. (Japan)	46,358
8,000	PCCW Ltd. (Hong Kong)	2,380
1,190	Portugal Telecom, SGPS SA (Portugal)	13,305
600	Premiere Global Services, Inc.(a)	4,956
16,000	Singapore Telecommunications Ltd. (Singapore)	36,256
700	SureWest Communications(a)	6,013
53	Swisscom AG (Switzerland)	19,342
840	Talktalk Telecom Group PLC (United Kingdom)(a)	1,644
623	Tele2 AB (Sweden) (Class B Stock)	10,397
3,775	Telecom Corp. of New Zealand Ltd. (New Zealand)	5,819
21,307	Telecom Italia SpA (Italy)	30,678
12,304	Telecom Italia SpA-RSP (Italy)	13,877
8,731	Telefonica SA (Spain)	206,842
657	Telekom Austria AG (Austria)	9,184
1,690	Telenor ASA (Norway)(a)	22,919
4,576	Teliasonera AB (Sweden)	32,479
8,877	Telstra Corp. Ltd. (Australia)	24,357
93,750	Verizon Communications, Inc.(b)	2,908,125

		7,733,878

Electric Utilities 1.1%
52	Acciona SA (Spain)	5,767
18,500	Allegheny Energy, Inc.	425,500
2,800	American Electric Power Co., Inc.	95,704
27	BKW FMB Energie AG (Switzerland)	2,006
1,100	Central Vermont Public Service Corp.	22,187

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	23

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	$3,870
1,400	Chubu Electric Power Co., Inc. (Japan)	34,996
700	Chugoku Electric Power Co., Inc. (The) (Japan)	13,912
4,000	CLP Holdings Ltd. (Hong Kong)	28,593
613	Contact Energy Ltd. (New Zealand)(a)	2,787
1,200	DPL, Inc.	32,628
3,875	E.ON AG (Germany)	143,092
491	EDF SA (France)	26,792
26,400	Edison International	902,088
3,563	EDP - Energias de Portugal SA (Portugal)	14,163
1,500	El Paso Electric Co.(a)	30,900
13,716	ENEL SpA (Italy)	76,696
2,200	Entergy Corp.	178,970
13,800	Exelon Corp.	604,578
8,900	FirstEnergy Corp.	347,901
905	Fortum OYJ (Finland)	22,137
25,100	FPL Group, Inc.	1,213,083
400	Hokkaido Electric Power Co., Inc. (Japan)	7,676
200	Hokuriku Electric Power Co. (Japan)	4,398
3,000	Hong Kong Electric Holdings Ltd. (Hong Kong)	17,793
7,494	Iberdrola SA (Spain)	63,515
1,400	IDACORP, Inc.	48,468
1,600	Kansai Electric Power Co., Inc. (The) (Japan)	36,659
800	Kyushu Electric Power Co., Inc. (Japan)	17,414
2,600	PNM Resources, Inc.	32,578
1,500	PPL Corp.	41,565
237	Public Power Corp. SA (Greece)(a)	4,161
221	Red Electrica Corp. SA (Spain)	11,861
1,856	Scottish & Southern Energy PLC (United Kingdom)	31,009
300	Shikoku Electric Power Co. (Japan)	8,500
2,706	SP AusNet (Australia) (Class Miscellaneous Stock)	2,247
2,656	Terna Rete Elettrica Nazionale SpA (Italy)	11,489
900	Tohoku Electric Power Co., Inc. (Japan)	19,022
2,500	Tokyo Electric Power Co., Inc. (The) (Japan)	66,638
157	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Austria) (Class A Stock)	6,232

		4,659,575

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment 0.7%
4,506	ABB Ltd. (Switzerland)	$98,419
700	Acuity Brands, Inc.	29,547
433	Alstom SA (France)	27,002
3,100	AO Smith Corp.	162,967
1,000	AZZ, Inc.	33,850
1,000	Brady Corp. (Class A Stock)	31,120
18,200	Emerson Electric Co.	916,188
2,900	EnerSys(a)	71,514
1,000	Fuji Electric Holdings Co. Ltd. (Japan)	2,728
1,000	Furukawa Electric Co. Ltd. (Japan)	5,198
373	Gamesa Corp. Tecnologica SA (Spain)	5,113
3,600	GrafTech International Ltd.(a)	49,212
1,000	GS Yuasa Corp. (Japan)	6,749
7,500	Hubbell, Inc. (Class B Stock)	378,225
215	Legrand SA (France)	6,792
4,000	Mitsubishi Electric Corp. (Japan)	36,753
1,000	Panasonic Electric Works Co. Ltd. (Japan)	12,622
1,100	Powell Industries, Inc.(a)	35,783
203	Prysmian SpA (Italy)	3,989
700	Regal-Beloit Corp.	41,587
479	Renewable Energy Corp. ASA (Norway)(a)	2,241
16,800	Rockwell Automation, Inc.	946,848
478	Schneider Electric SA (France)	56,065
171	Solarworld AG (Germany)	2,597
1,600	Sumitomo Electric Industries Ltd. (Japan)	19,613
300	Ushio, Inc. (Japan)	5,089
416	Vestas Wind Systems A/S (Denmark)(a)	22,605
1,500	Vicor Corp.(a)	20,715

		3,031,131

Electronic Equipment & Instruments 0.6%
13,800	Avnet, Inc.(a)	414,000
4,100	Benchmark Electronics, Inc.(a)	85,034
16,000	Brightpoint, Inc.(a)	120,480
600	Checkpoint Systems, Inc.(a)	13,272
600	Citizen Holdings Co. Ltd. (Japan)	4,101
37,400	Corning, Inc.	755,854
4,400	CTS Corp.	41,448
4,200	Electro Rent Corp.	55,146
500	Electro Scientific Industries, Inc.(a)	6,405

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	25

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments (cont’d.)
4,000	Foxconn International Holdings Ltd. (Hong Kong)(a)	$4,219
1,000	Fujifilm Holdings Corp. (Japan)	34,442
100	Hirose Electric Co. Ltd. (Japan)	11,531
100	Hitachi High-Technologies Corp. (Japan)	2,294
10,000	Hitachi Ltd. (Japan)(a)	37,330
800	Hoya Corp. (Japan)	21,983
300	Ibiden Co. Ltd. (Japan)	10,333
1,500	Insight Enterprises, Inc.(a)	21,540
33,900	Jabil Circuit, Inc.	548,841
100	Keyence Corp. (Japan)	23,896
300	Kyocera Corp. (Japan)	29,233
100	Mabuchi Motor Co. Ltd. (Japan)	5,755
4,200	Mercury Computer Systems, Inc.(a)	57,624
200	Mitsumi Electric Co. Ltd. (Japan)	4,377
400	Murata Manufacturing Co. Ltd. (Japan)	22,719
300	Nidec Corp. (Japan)	32,153
1,000	Nippon Electric Glass Co. Ltd. (Japan)	14,087
400	Omron Corp. (Japan)	9,285
2,000	Park Electrochemical Corp.	57,480
300	Rogers Corp.(a)	8,703
400	ScanSource, Inc.(a)	11,512
1,000	Shimadzu Corp. (Japan)	8,012
1,400	SYNNEX Corp.(a)	41,384
200	TDK Corp. (Japan)	13,306
1,000	Yaskawa Electric Corp. (Japan)	9,145
500	Yokogawa Electric Corp. (Japan)	4,353

		2,541,277

Energy Equipment & Services 0.6%
679	AMEC PLC (United Kingdom)	8,233
1,600	Bristow Group, Inc.(a)	60,368
7,900	Cal Dive International, Inc.(a)	57,907
600	Carbo Ceramics, Inc.	37,404
293	CIE Generale de Geophysique-Veritas (France)(a)	8,312
2,400	Complete Production Services, Inc.(a)	27,720
6,600	FMC Technologies, Inc.(a)(b)	426,558
133	Fugro NV (Netherlands)	8,693
1,400	Gulf Island Fabrication, Inc.	30,450
12,800	Helmerich & Payne, Inc.	487,424
10,500	National Oilwell Varco, Inc.	426,090

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
100	OYO Geospace Corp.(a)	$4,781
423	Petrofac Ltd. (United Kingdom)	7,716
541	Saipem SpA (Italy)	20,935
306	SBM Offshore NV (Netherlands)	6,123
7,100	Schlumberger Ltd.	450,566
570	Seadrill Ltd. (Norway)	13,283
212	Technip SA (France)	17,237
1,039	Tenaris SA (Italy)	22,425
11,500	Unit Corp.(a)	486,220
335	WorleyParsons Ltd. (Australia)	7,824

		2,616,269

Food & Staples Retailing 1.1%
1,300	AEON Co. Ltd. (Japan)	14,753
1,600	Andersons, Inc. (The)	53,568
1,295	Carrefour SA (France)	62,417
3,000	Casey’s General Stores, Inc.	94,200
113	Casino Guichard Perrachon SA (France)	9,562
31	Colruyt SA (Belgium)	7,631
3,000	Costco Wholesale Corp.	179,130
2,100	CVS Caremark Corp.	76,776
226	Delhaize Group SA (Belgium)	18,162
100	FamilyMart Co. Ltd. (Japan)	3,182
2,424	J Sainsbury PLC (United Kingdom)	12,050
450	Jeronimo Martins SGPS SA (Portugal)	4,559
135	Kesko OYJ (Finland) (Class B Stock)	5,313
2,434	Koninklijke Ahold NV (Netherlands)	32,448
5,600	Kroger Co. (The)	121,296
100	Lawson, Inc. (Japan)	4,268
1,562	Metcash Ltd. (Australia)	5,934
232	Metro AG (Germany)	13,762
2,000	Olam International Ltd. (Singapore)	3,703
1,600	Seven & I Holdings Co. Ltd. (Japan)	38,661
16,400	SUPERVALU, Inc.	273,552
16,171	Tesco PLC (United Kingdom)	106,857
65,600	Wal-Mart Stores, Inc.	3,647,360
200	Weis Markets, Inc.	7,272
2,049	Wesfarmers Ltd. (Australia)	59,774
310	Wesfarmers Ltd. (Australia)	9,066

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	27

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
4,278	WM Morrison Supermarkets PLC (United Kingdom)	$19,054
2,557	Woolworths Ltd. (Australia)	65,700

		4,950,010

Food Products 1.4%
1,000	Ajinomoto Co., Inc. (Japan)	9,905
2,200	American Italian Pasta Co. (Class A Stock)(a)	85,514
52,000	Archer-Daniels-Midland Co.	1,502,800
166	Aryzta AG (Switzerland)	7,273
727	Associated British Foods PLC (United Kingdom)	10,795
2,700	B & G Foods, Inc. (Class A Stock)	28,296
4,300	Bunge Ltd.	265,009
3,600	Chiquita Brands International, Inc.(a)	56,628
2,900	Darling International, Inc.(a)	25,984
54,000	Dean Foods Co.(a)(b)	847,260
1,800	Dole Food Co., Inc.(a)	21,330
1,000	Fresh Del Monte Produce, Inc.(a)	20,250
6,500	General Mills, Inc.	460,135
14,000	Golden Agri-Resources Ltd. (Singapore)(a)	5,804
2,628	Goodman Fielder Ltd. (Australia)	3,449
1,121	Groupe Danone SA (France)	67,528
1,100	JM Smucker Co. (The)	66,286
6,100	Kellogg Co.	325,923
286	Kerry Group PLC (Ireland) (Class A Stock)	8,885
13,500	Kraft Foods, Inc. (Class A Stock)	408,240
2,100	Lancaster Colony Corp.	123,816
2	Lindt & Spruengli AG (Switzerland)	4,733
100	Meiji Holdings Co. Ltd. (Japan)	3,883
7,067	Nestle SA (Switzerland)	361,929
500	Nisshin Seifun Group, Inc. (Japan)	6,455
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,364
3,477	Parmalat SpA (Italy)	9,522
9,700	Sanderson Farms, Inc.	520,017
135	Suedzucker AG (Germany)	2,986
22,400	Tyson Foods, Inc. (Class A Stock)	428,960
3,320	Unilever NV (Netherlands)	100,423
2,616	Unilever PLC (United Kingdom)	76,815
3,000	Wilmar International Ltd. (Singapore)	14,368
200	Yakult Honsha Co. Ltd. (Japan)	5,395

		5,889,960

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities 0.1%
800	Chesapeake Utilities Corp.	$23,840
366	Enagas (Spain)	8,021
2,400	Energen Corp.	111,672
457	Gas Natural SDG SA (Spain)	8,438
9,000	Hong Kong & China Gas Co. Ltd. (Hong Kong)	22,441
200	Laclede Group, Inc. (The)	6,744
800	New Jersey Resources Corp.	30,048
600	Nicor, Inc.	25,152
4,000	Osaka Gas Co. Ltd. (Japan)	14,333
3,063	Snam Rete Gas SpA (Italy)	15,524
2,000	Southwest Gas Corp.	59,840
1,000	Toho Gas Co. Ltd. (Japan)	5,455
5,000	Tokyo Gas Co. Ltd. (Japan)	22,035
2,900	WGL Holdings, Inc.	100,485

		454,028

Healthcare Equipment & Supplies 1.5%
1,100	Abaxis, Inc.(a)	29,909
500	Align Technology, Inc.(a)	9,670
2,100	American Medical Systems Holdings, Inc.(a)	39,018
200	Angiodynamics, Inc.(a)	3,124
200	Atrion Corp.	28,608
18,900	Becton Dickinson & Co.	1,487,997
28	BioMerieux (France)	3,216
2,800	C.R. Bard, Inc.	242,536
1,100	Cantel Medical Corp.	21,835
409	CIE Generale D’optique Essilor International SA (France)	26,113
114	Cochlear Ltd. (Australia)	7,620
46	Coloplast A/S (Denmark) (Class B Stock)	5,066
1,300	Cryolife, Inc.(a)	8,411
1,800	Cutera, Inc.(a)	18,666
2,500	DexCom, Inc.(a)	24,325
2,300	ev3, Inc.(a)	36,478
58	Fresenius Se (Germany)	4,265
409	Getinge AB (Sweden) (Class B Stock)	9,805
1,700	Haemonetics Corp.(a)	97,155
4,000	Idexx Laboratories, Inc.(a)	230,200
400	Integra LifeSciences Holdings Corp.(a)	17,532
4,600	Intuitive Surgical, Inc.(a)(b)	1,601,398
2,800	Invacare Corp.	74,312

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	29

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
3,600	Medical Action Industries, Inc.(a)	$44,172
31,600	Medtronic, Inc.	1,422,948
3,200	Meridian Bioscience, Inc.	65,184
600	Neogen Corp.(a)	15,060
254	Nobel Biocare Holding AG (Switzerland)	6,793
300	Olympus Corp. (Japan)	9,627
4,500	Quidel Corp.(a)	65,430
3,300	Sirona Dental Systems, Inc.(a)	125,499
1,805	Smith & Nephew PLC (United Kingdom)	17,982
95	Sonova Holding AG (Switzerland)	11,803
4,300	STERIS Corp.	144,738
16	Straumann Holding AG (Switzerland)	3,983
121	Synthes, Inc. (Switzerland)	15,102
300	Terumo Corp. (Japan)	15,980
48	William Demant Holding (Denmark)(a)	3,396
200	Young Innovations, Inc.	5,632
6,200	Zimmer Holdings, Inc.(a)	367,040

		6,367,628

Healthcare Providers & Services 1.2%
100	Alfresa Holdings Corp. (Japan)	4,311
1,000	Allied Healthcare International, Inc.(a)	2,720
3,000	America Service Group, Inc.	48,270
4,800	American Dental Partners, Inc.(a)	62,640
2,400	AmSurg Corp. (Class A Stock)(a)	51,816
2,400	Bio-Reference Labs, Inc.(a)	105,528
174	Celesio AG (Germany)	5,557
200	Chemed Corp.	10,876
390	Fresenius Medical Care AG & Co. KGaA (Germany)	22,005
2,600	Healthsouth Corp.(a)	48,620
3,000	HealthSpring, Inc.(a)	52,800
1,000	Inventiv Health, Inc.(a)	22,460
2,700	IPC The Hospitalist Co., Inc.(a)	94,797
1,000	Laboratory Corp. of America Holdings(a)	75,710
800	LHC Group, Inc.(a)	26,824
2,000	Magellan Health Services, Inc.(a)	86,960
20,200	Medco Health Solutions, Inc.(a)	1,304,112
300	Medipal Holdings Corp. (Japan)	3,552
200	MWI Veterinary Supply, Inc.(a)	8,080
2,000	Owens & Minor, Inc.	92,780

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
1,100	Psychiatric Solutions, Inc.(a)	$32,780
2,900	Quest Diagnostics, Inc.	169,041
745	Sonic Healthcare Ltd. (Australia)	9,824
100	Suzuken Co. Ltd. (Japan)	3,525
3,700	Triple-S Management Corp. (Class B Stock)(a)	65,675
30,900	UnitedHealth Group, Inc.	1,009,503
1,200	US Physical Therapy, Inc.(a)	20,880
24,000	WellPoint, Inc.(a)	1,545,120

		4,986,766

Healthcare Technology 0.1%
18,600	Allscripts-Misys Healthcare Solutions, Inc.(a)	363,816

Hotels, Restaurants & Leisure 0.5%
272	Accor SA (France)	15,048
795	Aristocrat Leisure Ltd. (Australia)	3,305
208	Autogrill SpA (Italy)(a)	2,531
2,100	Bob Evans Farms, Inc.	64,911
331	Carnival PLC (United Kingdom)	13,587
3,800	Cheesecake Factory, Inc. (The)(a)	102,828
3,772	Compass Group PLC (United Kingdom)	30,108
1,000	Crown Ltd. (Australia)	7,507
1,000	Denny’s Corp.(a)	3,840
9,600	Genting Singapore PLC (Singapore)(a)	6,073
525	Intercontinental Hotels Group PLC (United Kingdom)	8,222
1,900	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	19,133
21,368	McDonald’s Corp.	1,425,673
511	OPAP SA (Greece)	11,595
100	Oriental Land Co. Ltd. (Japan)	6,974
1,800	Papa John’s International, Inc.(a)	46,278
1,000	PF Chang’s China Bistro, Inc.(a)	44,130
4,800	Sands China Ltd. (Hong Kong)(a)	7,629
2,000	Shangri-La Asia Ltd. (Hong Kong)	3,926
1,174	Sky City Entertainment Group Ltd. (New Zealand)	2,685
192	Sodexo (France)	11,475
13,700	Starbucks Corp.(a)	332,499
100	Steak ‘n Shake Co. (The)(a)	38,127
1,287	Tabcorp Holdings Ltd. (Australia)	8,149
2,464	Tatts Group Ltd. (Australia)	5,562
8,400	Texas Roadhouse, Inc. (Class A Stock)(a)	116,676

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	31

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
1,176	Thomas Cook Group PLC (United Kingdom)	$4,815
283	TUI AG (Germany)(a)	3,192
1,141	TUI Travel PLC (United Kingdom)	5,220
358	Whitbread PLC (United Kingdom)	8,008

		2,359,706

Household Durables 0.5%
3,400	American Greetings Corp. (Class A Stock)	70,856
500	Casio Computer Co. Ltd. (Japan)	3,845
489	Electrolux AB (Sweden)	11,174
900	Helen of Troy Ltd.(a)	23,454
832	Husqvarna AB (Sweden) (Class B Stock)(a)	6,049
29,900	Leggett & Platt, Inc.	647,036
200	Makita Corp. (Japan)	6,589
4,000	Matsushita Electric Industrial Co. Ltd. (Japan)	61,183
49,600	Newell Rubbermaid, Inc.	753,920
100	Rinnai Corp. (Japan)	5,252
4,000	Sanyo Electric Co. Ltd. (Japan)(a)	6,418
1,000	Sekisui Chemical Co. Ltd. (Japan)	6,782
1,000	Sekisui House Ltd. (Japan)	9,991
2,000	Sharp Corp. (Japan)	25,008
2,100	Sony Corp. (Japan)	80,415
6,800	Tempur-Pedic International, Inc.(a)	205,088
3,000	Tupperware Brands Corp.	144,660
800	Universal Electronics, Inc.(a)	17,872
900	Whirlpool Corp.	78,525

		2,164,117

Household Products 1.4%
14,967	Colgate-Palmolive Co.	1,276,087
265	Henkel AG & Co. KGaA (Germany)	12,238
1,000	KAO Corp. (Japan)	25,350
72,275	Procter & Gamble Co. (The)	4,572,839
1,237	Reckitt Benckiser Group PLC (United Kingdom)	67,896
100	Unicharm Corp. (Japan)	9,659

		5,964,069

Independent Power Producers & Energy Traders 0.1%
5,400	Constellation Energy Group, Inc.	189,594
745	Drax Group PLC (United Kingdom)	4,224

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders (cont’d.)
359	EDP Renovaveis SA (Portugal)(a)	$2,805
300	Electric Power Development Co. Ltd. (Japan)	9,883
1,725	Iberdrola Renovables SA (Spain)	7,164
3,106	International Power PLC (United Kingdom)	15,031
10,400	Mirant Corp.(a)	112,944

		341,645

Industrial Conglomerates 1.2%
22,800	3M Co.	1,905,396
2,495	CSR Ltd. (Australia)	3,789
2,000	Fraser And Neave Ltd. (Singapore)	6,862
165,550	General Electric Co.	3,013,010
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	9,263
4,000	Hutchison Whampoa Ltd. (Hong Kong)	29,262
3,000	Keppel Corp. Ltd. (Singapore)	19,558
2,044	Koninklijke Philips Electronics NV (Netherlands)	65,540
2,000	NWS Holdings Ltd. (Hong Kong)	3,993
1,576	Orkla ASA (Norway)	13,935
1,100	Raven Industries, Inc.	32,439
2,000	SembCorp Industries Ltd. (Singapore)	5,904
1,677	Siemens AG (Germany)	168,180
794	Smiths Group PLC (United Kingdom)	13,688
2,800	Standex International Corp.	72,156
1,799	Tomkins PLC (United Kingdom)	6,443
1,100	Tredegar Corp.	18,788

		5,388,206

Insurance 2.0%
380	Admiral Group PLC (United Kingdom)	7,612
3,190	AEGON NV (Netherlands)(a)	21,845
10,600	Aflac, Inc.	575,474
933	Allianz SE (Germany)	117,132
3,000	Allied World Assurance Co. Holdings Ltd.	134,550
8,100	American Equity Investment Life Holding Co.	86,265
200	American Physicians Service Group, Inc.	5,000
300	Amerisafe, Inc.(a)	4,911
4,380	AMP Ltd. (Australia)	25,161
2,200	Amtrust Financial Services, Inc.	30,690
1,900	Argo Group International Holdings Ltd.	61,921
22,900	Aspen Insurance Holdings Ltd.	660,436

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	33

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
2,380	Assicurazioni Generali SpA (Italy)	$57,123
8,800	Assurant, Inc.	302,544
5,553	Aviva PLC (United Kingdom)	32,468
2,078	AXA Asia Pacific Holdings Ltd. (Australia)	12,051
3,460	AXA SA (France)	76,969
102	Baloise Holding AG (Switzerland)	9,045
22,500	Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	1,828,575
13,800	Chubb Corp.	715,530
300	CNA Surety Corp.(a)	5,337
76	CNP Assurances (France)	7,177
10,500	Conseco, Inc.(a)	65,310
1,462	Corporacion Mapfree (Spain)	5,363
400	Delphi Financial Group, Inc. (Class A Stock)	10,064
500	Ehealth, Inc.(a)	7,875
400	First Mercury Financial Corp.	5,212
5,600	Flagstone Reinsurance Holdings Ltd.	64,176
127	Fondiaria-SAI SpA (Italy)	1,911
4,543	Fortis Group (Belgium)(a)	16,175
600	Greenlight Capital RE Ltd.(Class A Stock)(a)	16,008
300	Hallmark Financial Services(a)	2,700
123	Hannover Rueckversicherung AG (Germany)(a)	6,074
700	Hilltop Holdings, Inc.(a)	8,225
4,324	Insurance Australia Group Ltd. (Australia)	15,395
11,968	Legal & General Group PLC (United Kingdom)	15,991
17,800	Lincoln National Corp.	546,460
3,000	Max Capital Group Ltd.	68,970
447	Mediolanum SpA (Italy)	2,616
14,400	MetLife, Inc.	624,096
1,190	Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)	33,031
3,400	Montpelier RE Holdings Ltd.	57,154
400	Muenchener Rueckversicherungs AG (Germany)	64,994
1,000	Nipponkoa Insurance Co. Ltd. (Japan)	6,279
600	NYMAGIC, Inc.	12,738
10,755	Old Mutual PLC (United Kingdom)(a)	19,993
10,300	Phoenix Cos., Inc. (The)(a)	24,926
1,400	Platinum Underwriters Holdings Ltd.	51,912
700	PMA Capital Corp. (Class A Stock)(a)	4,298
4,700	Presidential Life Corp.	46,859
5,145	Prudential PLC (United Kingdom)	42,746
2,049	QBE Insurance Group Ltd. (Australia)	39,166

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
4,273	Resolution Ltd. (United Kingdom)(a)	$5,314
6,806	RSA Insurance Group PLC (United Kingdom)	13,168
700	Safety Insurance Group, Inc.	26,369
856	Sampo OYJ (Finland) (Class A Stock)	22,707
338	SCOR SE (France)	8,537
2,000	Sompo Japan Insurance, Inc. (Japan)	14,034
2	Sony Financial Holdings, Inc. (Japan)	6,567
4,518	Standard Life PLC (United Kingdom)	13,733
3,200	Stewart Information Services Corp.	44,160
2,755	Suncorp-Metway Ltd. (Australia)	21,590
61	Swiss Life Holding AG (Switzerland)	8,013
704	Swiss Reinsurance (Switzerland)(a)	34,652
500	T & D Holdings, Inc. (Japan)	11,835
1,500	Tokio Marine Holdings, Inc. (Japan)	42,245
29	Topdanmark A/S (Denmark)(a)	3,778
19,300	Travelers Cos., Inc. (The)	1,041,042
49	TrygVesta AS (Denmark)	3,234
1,511	Unipol SpA (Italy)(a)	1,706
900	United America Indemnity Ltd. (Class A Stock)(a)	8,613
2,900	Unitrin, Inc.	81,345
78	Vienna Insurance Group (Austria)	4,119
29,000	XL Capital Ltd. (Class A Stock)	548,100
300	Zurich Financial Services AG (Switzerland)	76,906

		8,706,300

Internet & Catalog Retail
600	Amazon.com, Inc.(a)	81,438
1,792	Home Retail Group PLC (United Kingdom)	7,370
200	HSN, Inc.(a)	5,888
15	Rakuten, Inc. (Japan)	10,846

		105,542

Internet Software & Services 0.8%
12,300	EarthLink, Inc.	105,042
5,700	Google, Inc. (Class A Stock)(a)	3,231,957
2,700	IAC/InterActiveCorp(a)	61,398
3,500	j2 Global Communications, Inc.(a)	81,900
3,100	Keynote Systems, Inc.	35,309
1,300	Logmein, Inc.(a)	26,897
3,000	Travelzoo, Inc.(a)	45,030

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	35

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
257	United Internet AG (Germany)(a)	$3,886
5,500	United Online, Inc.	41,140
30	Yahoo! Japan Corp. (Japan)	10,926

		3,643,485

IT Services 0.5%
93	ATOS Origin SA (France)(a)	4,670
500	CACI International, Inc. (Class A Stock)(a)	24,425
298	Capital Gemini SA (France)	14,679
908	Computershare Ltd. (Australia)	10,432
2,500	CSG Systems International, Inc.(a)	52,400
200	CyberSource Corp.(a)	3,528
3,300	DST Systems, Inc.	136,785
3,600	iGATE Corp.	35,028
201	Indra Sistemas SA (Spain)	4,121
9,900	InfoGroup, Inc.(a)	77,220
100	ITOCHU Techno-Solutions Corp. (Japan)	3,284
3,500	Lionbridge Technologies, Inc.(a)	12,705
400	ManTech International Corp. (Class A Stock)(a)	19,532
1,200	NCI, Inc. (Class A Stock)(a)	36,276
200	Nomura Research Institute Ltd. (Japan)	4,557
3	NTT Data Corp. (Japan)	9,996
20	OBIC Co. Ltd. (Japan)	3,632
3,500	Online Resources Corp.(a)	14,105
900	Syntel, Inc.	34,623
1,900	VeriFone Holdings, Inc.(a)	38,399
600	Virtusa Corp.(a)	6,186
17,200	Visa, Inc. (Class A Stock)	1,565,716
11,900	Western Union Co. (The)	201,824
1,100	Wright Express Corp.(a)	33,132

		2,347,255

Leisure Equipment & Products
400	Namco Bandai Holdings, Inc. (Japan)	3,898
1,000	Nikon Corp. (Japan)	21,831
800	Polaris Industries, Inc.	40,928
100	Sankyo Co. Ltd. (Japan)	4,947
400	Sega Sammy Holdings, Inc. (Japan)	4,843
100	Shimano, Inc. (Japan)	4,423
200	Sport Supply Group, Inc.	2,688

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Leisure Equipment & Products (cont’d.)
1,800	Sturm, Ruger & Co., Inc.	$21,582
400	Yamaha Corp. (Japan)	5,164

		110,304

Life Sciences Tools & Services 0.5%
10,700	Affymetrix, Inc.(a)	78,538
8,700	Bruker Corp.(a)	127,455
700	Cambrex Corp.(a)	2,835
3,500	Life Technologies Corp.(a)	182,945
93	Lonza Group AG (Switzerland)	7,585
467	Qiagen NV(a)	10,723
32,400	Thermo Fisher Scientific, Inc.(a)	1,666,656

		2,076,737

Machinery 1.3%
4,100	Albany International Corp. (Class A Stock)	88,273
701	ALFA Laval AB (Sweden)	10,320
1,000	Amada Co. Ltd. (Japan)	8,386
1,369	Atlas Copco AB (Sweden) (Class A Stock)	21,235
797	Atlas Copco AB (Sweden) (Class B Stock)	11,170
3,600	Blount International, Inc.(a)	37,296
15,000	Crane Co.	532,500
3,000	Deere & Co.	178,380
8,700	Dover Corp.	406,725
7,200	Eaton Corp.	545,544
400	Fanuc Ltd. (Japan)	42,443
8,000	Force Protection, Inc.(a)	48,160
319	GEA Group AG (Germany)	7,406
1,000	Hino Motors Ltd. (Japan)	4,225
200	Hitachi Construction Machinery Co. Ltd. (Japan)	4,726
6,300	IDEX Corp.	208,530
3,000	IHI Corp. (Japan)	5,487
2,100	Illinois Tool Works, Inc.	99,456
1,636	Invensys PLC (United Kingdom)	8,458
1,000	Japan Steel Works Ltd. (The) (Japan)	11,456
3,300	John Bean Technologies Corp.	57,882
4,600	Joy Global, Inc.	260,360
400	JTEKT Corp. (Japan)	4,724
1,200	Kadant, Inc.(a)	17,292
3,000	Kawasaki Heavy Industries Ltd. (Japan)	8,279

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	37

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
2,000	Komatsu Ltd. (Japan)	$41,930
314	Kone OYJ (Finland) (Class B Stock)	12,978
2,000	Kubota Corp. (Japan)	18,227
200	Kurita Water Industries Ltd. (Japan)	5,658
216	MAN AG (Germany)	18,076
260	Metso OYJ (Finland)	8,397
900	Miller Industries, Inc.	11,187
1,000	Minebea Co. Ltd. (Japan)	6,086
6,000	Mitsubishi Heavy Industries Ltd. (Japan)	24,837
2,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	4,984
3,300	Mueller Industries, Inc.	88,407
1,500	NACCO Industries, Inc. (Class A Stock)	111,225
1,000	NGK Insulators Ltd. (Japan)	20,398
900	Nordson Corp.	61,128
1,000	NSK Ltd. (Japan)	7,894
1,000	NTN Corp. (Japan)	4,514
19,100	Oshkosh Corp.(a)	770,494
15,800	Parker Hannifin Corp.	1,022,892
2,055	Sandvik AB (Sweden)	25,685
668	Scania AB (Sweden) (Class B Stock)	10,565
44	Schindler Holding AG (Switzerland)	3,822
99	Schindler Holding AG - Part Certification (Switzerland)	8,713
2,000	SembCorp Marine Ltd. (Singapore)	5,990
792	SKF AB (Sweden) (Class B Stock)	14,073
100	SMC Corp. (Japan)	13,574
1,000	Sumitomo Heavy Industries Ltd. (Japan)	6,022
300	Tecumseh Products Co. (Class A Stock)(a)	3,681
2,600	Tennant Co.	71,214
300	THK Co. Ltd. (Japan)	6,546
2,600	Timken Co.	78,026
600	Trimas Corp.(a)	3,894
119	Vallourec (France)	23,997
899	Volvo AB (Sweden) (Class A Stock)	8,902
2,222	Volvo AB (Sweden) (Class B Stock)	22,357
6,300	Wabco Holdings, Inc.(a)	188,496
171	Wartsila OYJ (Finland)	8,661
2,000	Watts Water Technologies, Inc. (Class A Stock)	62,120
2,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	1,658
272	Zardoya Otis SA (Spain)	4,713

		5,440,734

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Marine
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	$7,283
3	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	22,860
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)(a)	3,990
110	Kuehne & Nagel International AG (Switzerland)	11,131
2,000	Mitsui O.S.K. Lines Ltd. (Japan)	14,354
2,000	Neptune Orient Lines Ltd. (Singapore)	2,874
3,000	Nippon Yusen KK (Japan)	11,841

		74,333

Media 1.3%
2,322	British Sky Broadcasting Group PLC (United Kingdom)	21,212
400	Carmike Cinemas, Inc.(a)	5,548
117,800	Comcast Corp. (Class A Stock)	2,216,996
300	Dentsu, Inc. (Japan)	7,884
202	Eutelsat Communications (France)	7,181
4,322	Fairfax Media Ltd. (Australia)	7,139
1	Fuji Media Holdings, Inc. (Japan)	1,481
33,500	Gannett Co., Inc.	553,420
201	Gestevision Telecinco SA (Spain)	3,155
50	Hakuhodo DY Holdings, Inc. (Japan)	2,631
2,700	Harte-Hanks, Inc.	34,722
136	JC Decaux SA (France)(a)	3,801
241	Lagardere SCA (France)	9,752
132	M6-Metropole Television (France)	3,414
4,100	McGraw-Hill Cos., Inc. (The)	146,165
1,447	Mediaset SpA (Italy)	12,430
258	PagesJaunes Groupe (France)	2,963
1,650	Pearson PLC (United Kingdom)	25,940
240	Publicis Groupe (France)	10,269
1,478	Reed Elsevier NV (Netherlands)	17,962
2,471	Reed Elsevier PLC (United Kingdom)	19,705
164	Sanoma OYJ (Finland)	3,633
3,300	Scholastic Corp.	92,400
578	SES SA (France)	14,595
4,000	Singapore Press Holdings Ltd. (Singapore)	10,923
240	Societe Television Francaise 1 (France)	4,452
1,000	Television Broadcasts Ltd. (Hong Kong)	4,843
25,566	Time Warner, Inc.	799,449
300	Toho Co. Ltd. (Japan)	4,833
20,100	Viacom, Inc. (Class B Stock)(a)	691,038

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	39

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media (cont’d.)
2,513	Vivendi (France)	$67,256
20,275	Walt Disney Co. (The)	707,800
100	Washington Post Co. (The) (Class B Stock)	44,418
568	Wolters Kluwer NV (Netherlands)	12,317
2,554	WPP PLC (United Kingdom)	26,471

		5,598,198

Metals & Mining 1.3%
286	Acerinox SA (Spain)	5,630
42,600	Alcoa, Inc.	606,624
4,982	Alumina Ltd. (Australia)	7,886
2,683	Anglo American PLC (United Kingdom)(a)	117,013
805	Antofagasta PLC (United Kingdom)	12,704
1,750	Arcelormittal (Netherlands)	76,795
6,890	BHP Billiton Ltd. (Australia)	275,603
4,554	Billiton PLC (United Kingdom)	156,181
3,723	BlueScope Steel Ltd. (Australia)(a)	9,942
1,000	Daido Steel Co. Ltd. (Japan)	4,204
1,000	DOWA Holdings Co. Ltd. (Japan)	6,022
11	Eramet Group (France)	3,786
526	Eurasian Natural Resources Corp. (Kazakhstan)	9,515
2,523	Fortescue Metals Group Ltd. (Australia)(a)	11,345
23,200	Freeport-McMoRan Copper & Gold, Inc.	1,938,128
366	Fresnillo PLC (United Kingdom)	4,710
1,000	JFE Holdings, Inc. (Japan)	40,272
400	Kaiser Aluminum Corp.	15,428
437	Kazakhmys PLC (United Kingdom)(a)	10,126
5,000	Kobe Steel Ltd. (Japan)	10,750
315	Lonmin PLC (United Kingdom)(a)	9,742
100	Maruichi Steel Tube Ltd. (Japan)	2,028
2,000	Mitsubishi Materials Corp. (Japan)(a)	5,755
1,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	2,995
988	Newcrest Mining Ltd. (Australia)	29,756
17,900	Newmont Mining Corp.	911,647
10,000	Nippon Steel Corp. (Japan)	39,256
1,000	Nisshin Steel Co. Ltd. (Japan)	2,086
1,401	Norsk Hydro ASA (Norway)(a)	10,679
2,707	OneSteel Ltd. (Australia)	9,688
242	Outokumpu OYJ (Finland)	5,311
6,373	OZ Minerals Ltd. (Australia)(a)	6,696

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
167	Randgold Resources Ltd. (United Kingdom)	$12,709
122	Rautaruukki OYJ Corp. (Finland)	2,636
888	Rio Tinto Ltd. (Australia)	63,886
2,831	Rio Tinto PLC (United Kingdom)	167,760
80	Salzgitter AG (Germany)	7,418
336	Sims Metal Management Ltd. (Australia)	6,678
19,600	Southern Copper Corp.	620,732
369	SSAB AB (Sweden) (Class A Stock)	6,633
170	SSAB Svenskt Stal AB (Sweden) (Class B Stock)	2,759
7,000	Sumitomo Metal Industries Ltd. (Japan)	21,189
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	14,879
682	ThyssenKrupp AG (Germany)	23,439
200	Tokyo Steel Manufacturing Co. Ltd. (Japan)	2,505
282	Vedanta Resources Ltd. (United Kingdom)	11,879
240	Voestalpine AG (Austria)	9,709
3,500	Worthington Industries, Inc.	60,515
3,886	Xstrata PLC (United Kingdom)(a)	73,624

		5,467,253

Multiline Retail 0.6%
7,500	99 Cents Only Stores(a)	122,250
2,300	Dillard’s, Inc. (Class A Stock)	54,280
1,400	Dollar Tree, Inc.(a)	82,908
1,085	Harvey Norman Holdings Ltd. (Australia)	3,604
1,000	Isetan Mitsukoshi Holdings Ltd. (Japan)	10,750
1,000	J Front Retailing Co. Ltd. (Japan)	5,883
1,000	Lifestyle International Holdings Ltd. (Hong Kong)	1,806
35,400	Macy’s, Inc.	770,658
3,213	Marks & Spencer Group (United Kingdom)	18,045
500	Marui Group Co. Ltd. (Japan)	3,626
402	Next PLC (United Kingdom)	13,201
155	PPR (France)	20,636
1,000	Takashimaya Co. Ltd. (Japan)	8,215
32,300	Target Corp.	1,698,980

		2,814,842

Multi-Utilities 0.5%
2,239	A2A SpA (Italy)	4,200
914	AGL Energy Ltd. (Australia)	12,606
3,400	Ameren Corp.	88,672

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	41

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
1,800	Avista Corp.	$37,278
200	Black Hills Corp.	6,070
10,350	Centrica PLC (United Kingdom)	46,160
2,528	GDF SUEZ (France)	97,654
5,112	National Grid PLC (United Kingdom)	49,764
2,300	Northwestern Corp.	61,663
3,500	PG&E Corp.	148,470
37,400	Public Service Enterprise Group, Inc.	1,104,048
873	RWE AG (Germany)	77,551
550	SUEZ Environnement Co. (France)	12,658
21,200	TECO Energy, Inc.(b)	336,868
1,391	United Utilities Group PLC (United Kingdom)	11,800
772	Veolia Environnement (France)	26,777

		2,122,239

Office Electronics 0.2%
2,200	Canon, Inc. (Japan)	101,893
1,000	Konica Minolta Holdings, Inc. (Japan)	11,670
64	Neopost SA (France)	5,115
1,000	Ricoh Co. Ltd. (Japan)	15,616
60,200	Xerox Corp.	586,950

		721,244

Oil, Gas & Consumable Fuels 5.3%
14,200	Apache Corp.	1,441,300
1,700	Approach Resources, Inc.(a)	15,436
2,200	Arena Resources, Inc.(a)	73,480
1,186	Arrow Energy Ltd. (Australia)(a)	5,474
600	Atlas Energy, Inc.(a)	18,672
1,300	Berry Petroleum Co. (Class A Stock)	36,608
6,865	BG Group PLC (United Kingdom)	118,813
2,300	Bill Barrett Corp.(a)	70,633
38,805	BP PLC (United Kingdom)	367,098
2,810	Cairn Energy PLC (United Kingdom)(a)	17,782
276	Caltex Australia Ltd. (Australia)	2,865
47,500	Chesapeake Energy Corp.	1,122,900
57,392	Chevron Corp.	4,352,035
1,100	Cimarex Energy Co.	65,318
32,600	ConocoPhillips	1,668,142
1,600	Contango Oil & Gas Co.(a)	81,840

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,000	Cosmo Oil Co. Ltd. (Japan)	$2,417
2,300	CVR Energy, Inc.(a)	20,125
19,600	Devon Energy Corp.	1,262,828
136	Energy Resources of Australia Ltd. (Australia)	2,359
5,306	ENI SpA (Italy)	124,484
107,654	Exxon Mobil Corp.	7,210,665
315	Galp Energia SGPS SA (Portugal) (Class B Stock)	5,471
3,300	Gulfport Energy Corp.(a)	37,092
4,600	Harvest Natural Resources, Inc.(a)	34,638
187	Hellenic Petroleum SA (Greece)	2,142
2	INPEX Holdings, Inc. (Japan)	14,675
1,400	James River Coal Co.(a)	22,260
454	Lundin Petroleum AB (Sweden)(a)	3,845
34,256	Marathon Oil Corp.	1,083,860
6,000	Mongolia Energy Co. Ltd. (Hong Kong)(a)	2,774
10,000	Murphy Oil Corp.	561,900
262	Neste Oil OYJ (Finland)	4,569
2,000	Nippon Mining Holdings, Inc. (Japan)	9,188
3,000	Nippon Oil Corp. (Japan)	15,114
13,400	Occidental Petroleum Corp.	1,132,836
340	OMV AG (Austria)	12,757
1,783	Origin Energy Ltd. (Australia)	27,079
1,146	Paladin Energy Ltd. (Australia)(a)	4,154
5,600	Petroquest Energy, Inc.(a)	28,168
1,548	Repsol YPF SA (Spain)	36,652
7,295	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	211,440
5,525	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	152,215
1,732	Santos Ltd. (Australia)	23,300
400	Showa Shell Sekiyu KK (Japan)	2,704
10,300	Southwestern Energy Co.(a)	419,416
2,356	StatoilHydro ASA (Norway)	54,547
3,900	Stone Energy Corp.(a)	69,225
1,000	TonenGeneral Sekiyu K.K. (Japan)	8,439
4,375	Total SA (France)	253,974
1,757	Tullow Oil PLC (United Kingdom)	33,328
11,900	USEC, Inc.(a)	68,663
13,700	VAALCO Energy, Inc.	67,678
10,500	W&T Offshore, Inc.	88,200
1,114	Woodside Petroleum Ltd. (Australia)	47,944
3,300	World Fuel Services Corp.	87,912

		22,709,433

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	43

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products
500	Domtar Corp. (Canada)(a)	$32,205
108	Holmen AB (Sweden) (Class B Stock)	2,909
200	Nippon Paper Group, Inc. (Japan)	5,145
2,000	OJI Paper Co. Ltd. (Japan)	8,771
1,188	Stora ENSO OYJ (Finland) (Class R Stock)	9,050
1,160	Svenska Cellulosa AB (Sweden) (Class B Stock)	16,354
1,060	UPM-Kymmene OYJ (Finland)	14,067
4,100	Wausau Paper Corp.(a)	35,014

		123,515

Personal Products 0.1%
180	Beiersdorf AG (Germany)	10,760
488	L’Oreal SA (France)	51,319
2,100	Medifast, Inc.(a)	52,773
3,000	Nu Skin Enterprises, Inc. (Class A Stock)	87,300
800	Prestige Brands Holdings, Inc.(a)	7,200
1,100	Revlon, Inc. (Class A Stock)(a)	16,335
1,000	Shiseido Co. Ltd. (Japan)	21,714
1,900	USANA Health Sciences, Inc.(a)	59,679

		307,080

Pharmaceuticals 3.5%
18,500	Abbott Laboratories	974,580
22,200	Allergan, Inc.	1,450,104
900	Astellas Pharma, Inc. (Japan)	32,586
3,052	AstraZeneca PLC (United Kingdom)	136,117
1,685	Bayer AG (Germany)	113,816
56,300	Bristol-Myers Squibb Co.	1,503,210
500	Chugai Pharmaceutical Co. Ltd. (Japan)	9,402
1,400	Daiichi Sankyo Co. Ltd. (Japan)	26,221
500	Eisai Co. Ltd. (Japan)	17,836
972	Elan Corp. PLC (Ireland)(a)	7,326
39,200	Eli Lilly & Co.(b)	1,419,824
10,625	GlaxoSmithKline PLC (United Kingdom)	204,042
121	H. Lundbeck A/S (Denmark)	2,281
1,000	Impax Laboratories, Inc.(a)	17,880
51	Ipsen SA (France)	2,491
1,900	ISTA Pharmaceuticals, Inc.(a)	7,733
52,000	Johnson & Johnson	3,390,400
1,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	10,322

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
11,700	Medicines Co. (The)(a)	$91,728
5,800	Medicis Pharmaceutical Corp. (Class A Stock)	145,928
43,489	Merck & Co., Inc.	1,624,314
132	Merck KGaA (Germany)	10,697
1,000	Mitsubishi Tanabe Pharma Corp. (Japan)	14,119
4,339	Novartis AG (Switzerland)	234,357
888	Novo Nordisk A/S (Denmark) (Class B Stock)	68,906
1,200	Obagi Medical Products, Inc.(a)	14,616
200	ONO Pharmaceutical Co. Ltd. (Japan)	8,899
182	Orion OYJ (Finland) (Class B Stock)	4,027
3,000	Par Pharmaceutical Cos., Inc.(a)	74,400
171,019	Pfizer, Inc.	2,932,976
1,100	POZEN, Inc.(a)	10,538
1,444	Roche Holding AG (Switzerland)	234,184
2,175	Sanofi-aventis (France)	162,131
4,200	Santarus, Inc.(a)	22,596
200	Santen Pharmaceutical Co. Ltd. (Japan)	6,003
900	Shionogi & Co. Ltd. (Japan)	17,116
1,144	Shire Ltd. (United Kingdom)	25,242
1,500	Takeda Pharmaceutical Co. Ltd. (Japan)	66,023
206	UCB SA (Belgium)	8,796

		15,103,767

Professional Services 0.1%
251	Adecco SA (Switzerland)	14,247
100	Bureau Veritas SA (France)	5,308
1,270	Capita Group PLC (The) (United Kingdom)	14,579
2,090	Experian PLC (United Kingdom)	20,568
1,900	Franklin Covey Co.(a)	15,086
1,800	Kelly Services, Inc. (Class A Stock)(a)	29,988
208	Randstad Holding NV (Netherlands)(a)	9,885
11	SGS SA (Switzerland)	15,169
4,200	Towers Watson & Co. (Class A Stock)	199,500

		324,330

Real Estate Investment Trusts 0.9%
1,300	American Capital Agency Corp.	33,280
62,200	Annaly Capital Management, Inc.(b)	1,068,596
14,000	Anworth Mortgage Asset Corp.	94,360
3,000	Ascendas Real Estate Investment Trust (Singapore)	4,117

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	45

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
1,800	BioMed Realty Trust, Inc.	$29,772
1,740	British Land Co. PLC (United Kingdom)	12,703
5,000	CapitaMall Trust (Singapore)	6,326
5,600	CapLease, Inc.	31,080
9,000	CBL & Associates Properties, Inc.	123,300
3,523	CFS Retail Property Trust (Australia)	6,062
152,600	Chimera Investment Corp.	593,614
7,600	Colonial Properties Trust	97,888
2,600	Colony Financial, Inc.	52,000
109	Corio NV (Netherlands)	7,278
10,600	DCT Industrial Trust, Inc.	55,438
8,100	Developers Diversified Realty Corp.	98,577
9,598	Dexus Property Group (Australia)	7,134
400	Equity Lifestyle Properties, Inc.	21,552
48	Fonciere des Regions (France)	5,287
300	Franklin Street Properties Corp.	4,329
38	Gecina SA (France)	4,206
200	Getty Realty Corp.	4,680
600	Gladstone Commercial Corp.	8,670
12,202	Goodman Group (Australia)	7,334
17,476	GPT Group (Australia)	9,221
1,420	Hammerson PLC (United Kingdom)	8,477
31	Icade (France)	3,450
2,000	Invesco Mortgage Capital, Inc.	46,000
1,400	Investors Real Estate Trust	12,628
1	Japan Prime Realty Investment Corp. (Japan) (Class A Stock)	2,226
1	Japan Real Estate Investment Corp. (Japan) (Class A Stock)	8,525
4	Japan Retail Fund Investment Corp. (Japan) (Class A Stock)	4,706
186	Klepierre (France)	7,306
1,544	Land Securities Group PLC (United Kingdom)	15,886
1,038	Liberty International PLC (United Kingdom)	7,931
4,500	Link REIT (The) (Hong Kong)	11,093
1,600	LTC Properties, Inc.	43,296
900	Medical Properties Trust, Inc.	9,432
26,700	MFA Financial, Inc.	196,512
5,155	Mirvac Group (Australia) (Class REIT Stock)	6,977
800	Monmouth Real Estate Investment Corp. (Class A Stock)	6,728
800	National Health Investors, Inc.	31,008
2,700	National Retail Properties, Inc.	61,641
1	Nippon Building Fund, Inc. (Japan) (Class A Stock)	8,611

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
1	Nomura Real Estate Office Fund, Inc. (Japan) (Class A Stock)	$5,616
9,000	NorthStar Realty Finance Corp.	37,890
800	OMEGA Healthcare Investors, Inc.	15,592
3,300	Parkway Properties, Inc.	61,974
500	Potlatch Corp.	17,520
500	PS Business Parks, Inc.	26,700
7,900	Ramco-Gershenson Properties Trust	88,954
3,600	Redwood Trust, Inc.	55,512
8,100	Resource Capital Corp.	54,756
1,499	Segro PLC (United Kingdom)	7,270
3,300	Simon Property Group, Inc.	276,870
800	Starwood Property Trust, Inc.	15,440
5,091	Stockland (Australia)	18,640
184	Unibail-Rodamco (France)	37,278
300	Urstadt Biddle Properties, Inc. (Class A Stock)	4,743
600	Vornado Realty Trust(b)	45,420
1,600	Walter Investment Management Corp.	25,600
4,304	Westfield Group (Australia)	47,632

		3,722,644

Real Estate Management & Development 0.1%
5,000	CapitaLand Ltd. (Singapore)	14,189
1,000	Capitamalls Asia Ltd. (Singapore)(a)	1,615
3,000	Cheung Kong Holdings Ltd. (Hong Kong)	38,639
1,000	Chinese Estates Holdings Ltd. (Hong Kong)	1,672
1,000	City Developments Ltd. (Singapore)	7,577
200	Daito Trust Construction Co. Ltd. (Japan)	9,648
1,000	Daiwa House Industry Co. Ltd. (Japan)	11,285
2,000	Forestar Group, Inc.(a)	37,760
2,000	Hang Lung Group Ltd. (Hong Kong)	10,613
4,000	Hang Lung Properties Ltd. (Hong Kong)	16,125
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	14,090
2,000	Hopewell Holdings (Hong Kong)	5,925
1,000	Hysan Development Co. Ltd. (Hong Kong)	2,891
1,400	IMMOEAST AG (Austria)(a)	7,677
1,500	Kerry Properties Ltd. (Hong Kong)	8,047
888	Lend Lease Group (Australia)	7,057
2,000	Mitsubishi Estate Co. Ltd. (Japan)	32,731
2,000	Mitsui Fudosan Co. Ltd. (Japan)	33,950
5,000	New World Development Ltd. (Hong Kong)	9,788

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	47

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
2	NTT Urban Development Corp. (Japan)	$1,690
4,000	Sino Land Co. Ltd. (Hong Kong)	7,841
1,000	Sumitomo Realty & Development Co. Ltd. (Japan)	19,029
3,000	Sun Hung KAI Properties Ltd. (Hong Kong)	45,130
1,500	Swire Pacific Ltd. (Hong Kong)	18,044
1,000	Tokyo Tatemono Co. Ltd. (Japan)	3,594
1,000	Tokyu Land Corp. (Japan)	3,819
1,000	UOL Group Ltd. (Singapore)	2,788
3,000	Wharf Holdings Ltd. (Hong Kong)	16,904
2,000	Wheelock & Co. Ltd. (Hong Kong)	5,899

		396,017

Road & Rail 0.2%
1,100	Amerco, Inc.(a)	59,719
5,498	Asciano Group (Australia)(a)	9,561
3	Central Japan Railway Co. (Japan)	22,847
4,000	ComfortDelGro Corp. Ltd. (Singapore)	4,460
5,100	CSX Corp.	259,590
4,000	Dollar Thrifty Automotive Group, Inc.(a)	128,520
427	DSV A/S (Denmark)	7,631
700	East Japan Railway Co. (Japan)	48,668
984	FirstGroup PLC (United Kingdom)	5,361
1,000	Keihin Electric Express Railway Co. Ltd. (Japan)	8,215
1,000	KEIO Corp. (Japan)	6,749
1,000	Keisei Electric Railway Co. Ltd. (Japan)	6,086
3,000	Kintetsu Corp. (Japan)	9,338
3,000	MTR Corp. (Hong Kong)	11,360
2,000	Nippon Express Co. Ltd. (Japan)	8,600
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	8,322
2,400	Ryder System, Inc.	93,024
2,000	Tobu Railway Co. Ltd. (Japan)	11,103
2,000	Tokyu Corp. (Japan)	8,364
100	Universal Truckload Services, Inc.(a)	1,758
600	Werner Enterprises, Inc.	13,902
3	West Japan Railway Co. (Japan)	10,333

		743,511

Semiconductors & Semiconductor Equipment 1.9%
6,900	Advanced Analogic Technologies, Inc.(a)	24,081
300	Advantest Corp. (Japan)	7,502

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
5,900	Amkor Technology, Inc.(a)	$41,713
600	Applied Micro Circuits Corp.(a)	5,178
500	ASM Pacific Technology Ltd. (Hong Kong)	4,737
879	ASML Holding NV (Netherlands)	31,414
2,700	Atheros Communications, Inc.(a)	104,517
17,500	Broadcom Corp. (Class A Stock)(b)	580,650
1,100	Brooks Automation, Inc.(a)	9,702
16,500	Cirrus Logic, Inc.(a)	138,435
4,400	Diodes, Inc.(a)	98,560
400	Elpida Memory, Inc. (Japan)(a)	7,877
9,800	Fairchild Semiconductor International, Inc. (Class A Stock)(a)	104,370
2,211	Infineon Technologies AG (Germany)(a)	15,323
150,500	Intel Corp.	3,350,130
12,300	Intersil Corp. (Class A Stock)	181,548
4,000	Marvell Technology Group Ltd. ( )(a)	81,520
2,900	Micron Technology, Inc.(a)(b)	30,131
33,100	National Semiconductor Corp.	478,295
6,100	Novellus Systems, Inc.(a)	152,500
1,200	NVE Corp.(a)	54,360
1,000	Power Integrations, Inc.	41,200
15,300	RF Micro Devices, Inc.(a)	76,194
200	ROHM Co. Ltd. (Japan)	14,932
7,000	Semtech Corp.(a)	122,010
200	Shinko Electric Industries Co. Ltd. (Japan)	3,093
1,600	Skyworks Solutions, Inc.(a)	24,960
1,394	STMicroelectronics NV (France)	13,876
200	SUMCO Corp. (Japan)(a)	4,253
800	Techwell, Inc.(a)	14,960
85,700	Texas Instruments, Inc.	2,097,079
400	Tokyo Electron Ltd. (Japan)	26,527
4,900	Volterra Semiconductor Corp.(a)	122,990
10,500	Zoran Corp.(a)	112,980

		8,177,597

Software 2.6%
3,200	Aci Worldwide, Inc.(a)	65,952
9,300	Ariba, Inc.(a)	119,505
448	Autonomy Corp. PLC (United Kingdom)(a)	12,393
900	Blackbaud, Inc.	22,671
1,600	Blackboard, Inc.(a)	66,656

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	49

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
16,900	BMC Software, Inc.(a)	$642,200
800	CommVault Systems, Inc.(a)	17,080
132	Dassault Systemes SA (France)	7,808
3,700	Interactive Intelligence, Inc.(a)	69,153
13,300	Intuit, Inc.(a)	456,722
4,800	Jack Henry & Associates, Inc.	115,488
1,200	JDA Software Group, Inc.(a)	33,384
200	Konami Corp. (Japan)	3,857
10,000	Lawson Software, Inc.(a)	66,100
600	Manhattan Associates, Inc.(a)	15,288
25,800	McAfee, Inc.(a)	1,035,354
201,413	Microsoft Corp.	5,895,359
100	MicroStrategy, Inc. (Class A Stock)(a)	8,507
200	Nintendo Co. Ltd. (Japan)	66,959
1,200	OPNET Technologies, Inc.	19,344
36,300	Oracle Corp.	932,547
100	Oracle Corp. (Japan)	4,637
4,000	Pegasystems, Inc.	148,000
2,200	S1 Corp.(a)	12,980
2,677	Sage Group PLC (The) (United Kingdom)	9,713
1,752	SAP AG (Germany)	84,775
1,800	Solera Holdings, Inc.	69,570
74,900	Symantec Corp.(a)	1,267,308
7,600	Symyx Technologies, Inc.(a)	34,124
4,900	TIBCO Software, Inc.(a)	52,871
100	Trend Micro, Inc. (Japan)	3,487

		11,359,792

Specialty Retail 1.5%
2,200	America’s Car-Mart, Inc.(a)	53,064
3,700	AnnTaylor Stores Corp.(a)	76,590
24,200	Best Buy Co., Inc.(b)	1,029,468
2,200	Big 5 Sporting Goods Corp.	33,484
420	Carphone Warehouse Group PLC (United Kingdom)(a)	1,017
1,500	Cato Corp. (The) (Class A Stock)	32,160
39,100	Chico’s FAS, Inc.	563,822
1,500	Coldwater Creek, Inc.(a)	10,410
1,600	Collective Brands, Inc.(a)	36,384
1,700	DSW, Inc. (Class A Stock)(a)	43,401
2,561	Esprit Holdings Ltd. (Hong Kong)	20,203

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
100	Fast Retailing Co. Ltd. (Japan)	$17,382
30,900	Gap, Inc. (The)	714,099
1,042	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	67,695
27,600	Home Depot, Inc. (The)	892,860
445	Inditex SA (Spain)	29,334
1,400	J. Crew Group, Inc.(a)	64,260
600	JOS A Bank Clothiers, Inc.(a)	32,790
5,195	Kingfisher PLC (United Kingdom)	16,902
2,500	Kirkland’s, Inc.(a)	52,500
3,700	Lithia Motors, Inc. (Class A Stock)(a)	23,680
6,800	Lowe’s Cos., Inc.	164,832
1,300	Monro Muffler Brake, Inc.	46,488
100	Nitori Co. Ltd. (Japan)	7,594
2,300	Rent-A-Center, Inc. (Class A Stock)(a)	54,395
7,000	Ross Stores, Inc.(b)	374,290
8,800	Sally Beauty Holdings, Inc.(a)	78,496
6,000	Sonic Automotive, Inc. (Class A Stock)(a)	66,000
3,200	Stein Mart, Inc.(a)	28,896
31,500	TJX Cos., Inc.	1,339,380
700	Tractor Supply Co.	40,635
1,800	ULTA Salon, Cosmetics & Fragrance, Inc.(a)	40,716
8,300	Urban Outfitters, Inc.(a)	315,649
50	USS Co. Ltd. (Japan)	3,396
180	Yamada Denki Co. Ltd. (Japan)	13,285

		6,385,557

Textiles, Apparel & Luxury Goods 0.8%
395	Adidas AG (Germany)	21,111
398	Billabong International Ltd. (Australia)	4,127
884	Burberry Group PLC (United Kingdom)	9,585
2,700	Carter’s, Inc.(a)	81,405
130	Christian Dior SA (France)	13,868
47,500	Coach, Inc.	1,877,200
1,066	Compagnie Financiere Richemont SA (Switzerland)	41,279
100	Deckers Outdoor Corp.(a)	13,800
3,300	Fossil, Inc.(a)	124,542
108	Hermes International (France)	15,003
5,800	Jones Apparel Group, Inc.	110,316
237	Luxottica Group SpA (Italy)	6,338
499	LVMH, Moet Hennessy Louis Vuitton SA (France)	58,326

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	51

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
3,600	Maidenform Brands, Inc.(a)	$78,660
2,700	Oxford Industries, Inc.	54,891
11	Puma AG Rudolf Dassler Sport (Germany)	3,477
400	Skechers U.S.A., Inc. (Class A Stock)(a)	14,528
1,600	Steven Madden Ltd.(a)	78,080
89	Swatch Group AG (Switzerland)	5,292
63	Swatch Group AG (The) (Switzerland)	20,088
1,600	Under Armour, Inc. (Class A Stock)(a)	47,056
100	UniFirst Corp.	5,150
10,000	VF Corp.	801,500
1,700	Warnaco Group, Inc. (The)(a)	81,107
1,500	YUE Yuen Industrial Holdings Ltd. (Hong Kong)	5,216

		3,571,945

Thrifts & Mortgage Finance 0.2%
1,200	Dime Community Bancshares	15,156
1,500	First Defiance Financial Corp.	15,180
1,600	First Financial Holdings, Inc.	24,096
500	Flushing Financial Corp.	6,330
50,100	Hudson City Bancorp, Inc.	709,416
200	Meridian Interstate Bancorp, Inc.(a)	2,080
3,300	NewAlliance Bancshares, Inc.	41,646
3,100	Oceanfirst Financial Corp.	35,216
1,400	Ocwen Financial Corp.(a)	15,526
7,400	Provident Financial Services, Inc.	88,060
3,300	Radian Group, Inc.	51,612
5,200	Trustco Bank Corp. NY	32,084

		1,036,402

Tobacco 0.6%
4,069	British American Tobacco (United Kingdom)	140,258
2,123	Imperial Tobacco Group (United Kingdom)	64,755
9	Japan Tobacco, Inc. (Japan)	33,501
3,900	Lorillard, Inc.	293,436
19,200	Philip Morris International, Inc.	1,001,472
19,700	Reynolds American, Inc.	1,063,406
512	Swedish Match AB (Sweden)	12,239
1,000	Universal Corp.	52,690

		2,661,757

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.3%
668	Bunzl PLC (United Kingdom)	$7,309
6,300	Interline Brands, Inc.(a)	120,582
3,000	Itochu Corp. (Japan)	26,281
3,000	Marubeni Corp. (Japan)	18,644
2,600	Mitsubishi Corp. (Japan)	68,136
4,000	Mitsui & Co. Ltd. (Japan)	67,216
4,000	Noble Group Ltd. (Singapore)	8,749
2,500	Sojitz Corp. (Japan)	4,840
2,400	Sumitomo Corp. (Japan)	27,596
500	Toyota Tsusho Corp. (Japan)	7,840
580	Wolseley PLC (United Kingdom)(a)	14,012
10,200	WW Grainger, Inc.	1,102,824

		1,474,029

Transportation Infrastructure
575	Abertis Infraestructuras SA (Spain)	11,067
61	Aeroports de Paris (France)	5,022
526	Atlantia SpA (Italy)	12,277
1,751	Auckland International Airport Ltd. (New Zealand)	2,413
368	Brisa Auto-Estradas de Portugal SA (Portugal)	3,121
75	Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,952
900	Groupe Eurotunnel SA (France)	9,172
1,000	Kamigumi Co. Ltd. (Japan)	8,044
45	Koninklijke Vopak NV (Netherlands)(a)	3,544
4,618	Macquarie Infrastructure Group (Australia)	4,746
1,404	Map Group (Australia)	3,981
46	Societe des Autoroutes Paris-Rhin-Rhone (France)(a)	3,308
2,357	Transurban Group (Australia)	10,923

		81,570

Water Utilities
500	American States Water Co.	17,350
1,100	Artesian Resources Corp. (Class A Stock)	19,426
600	California Water Service Group	22,566
483	Severn Trent PLC (United Kingdom)	8,759

		68,101

Wireless Telecommunication Services 0.1%
6	KDDI Corp. (Japan)	31,062
154	Millicom SA	13,778

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	53

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)
61	Mobistar SA (Belgium)	$3,754
4,100	NTELOS Holdings Corp.	72,939
31	NTT DoCoMo, Inc. (Japan)	47,218
1,600	SoftBank Corp. (Japan)	39,414
1,000	StarHub Ltd. (Singapore)	1,637
1,100	Syniverse Holdings, Inc.(a)	21,417
6,300	USA Mobility, Inc.	79,821
108,464	Vodafone Group PLC (United Kingdom)	250,182

		561,222

	Total common stocks (cost $219,335,208)	262,093,637

PREFERRED STOCKS

Automobiles
107	Bayerische Motoren Werke AG (Germany)	3,751
213	Volkswagen AG PFD (Germany)	19,534

		23,285

Healthcare Equipment & Supplies
165	Fresenius Se (Germany)	12,398

Household Products
364	Henkel AG & Co. KGaA (Germany)	19,567

Multi-Utilities
80	RWE AG (Germany)	6,564

	Total preferred stocks (cost $58,576)	61,814

Units
RIGHT

Automobiles
303	Volkswagen AG (Germany) (cost $0)(a)	194

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 11.4%

Aerospace & Defense 0.1%
Baa2	$370	BAE Systems Holdings, Inc., Gtd. Notes, 144A, 4.750%, 8/15/10	$375,012
Baa2	100	6.375%, 6/01/19	108,615

			483,627

Airlines 0.1%
Baa2	35	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 6/15/21(c)	32,025
Baa2	130	Continental Airlines, Inc., Pass-thru Certs., Ser. A, 7.250%, 11/10/19	139,100
Baa1	93	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 8/10/22	92,696
Baa3	200	Southwest Airlines Co., Sr. Unsec’d. Notes, 6.500%, 3/01/12	212,357

			476,178

Automotive
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	86,633
Baa2	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 1/15/16	58,887

			145,520

Banking 2.2%
A3	300	American Express Co., Sr. Unsec’d. Notes, 8.125%, 5/20/19	363,360
A2	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	506,325
A3	355	Bank of America Corp., Sub. Notes, 5.750%, 8/15/16	363,685
Ba3	500	Bank of America Corp., Jr. Sub. Notes, 8.000%, 12/29/49(d)	510,165
A1	400	Bank One Corp., Sub. Notes, 7.875%, 8/01/10	409,530
Aa3	100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	106,459
Aa3	90	6.400%, 10/02/17	99,424
Aa3	220	7.250%, 2/01/18	254,252

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	55

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A3	$5	Capital One Bank, Sub. Notes, 6.500%, 6/13/13	$5,466
Baa3	90	Capital One Capital V, 10.250%, 8/15/39	106,622
Baa3	185	Capital One Capital VI, 8.875%, 5/15/40	201,610
Baa1	125	Capital One Financial Corp., Sr. Unsec’d. Notes, MTN, 5.700%, 9/15/11	130,643
Baa1	82	Citigroup, Inc., Sub. Notes, 5.000%, 9/15/14	81,885
Baa1	400	5.625%, 8/27/12(a)	419,305
Baa1	165	6.125%, 8/25/36	143,985
A3	125	Citigroup, Inc., Sr. Unsec’d. Notes, 6.875%, 3/05/38	126,312
A3	85	8.125%, 7/15/39	98,124
A2	280	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 6/07/12	297,641
Aa2	290	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 3/16/37	214,296
A1	140	Goldman Sachs Group, Inc., Sr. Unsec’d. Notes, 5.450%, 11/01/12	151,340
A2	10	Goldman Sachs Group, Inc., Sub. Notes, 5.625%, 1/15/17	10,247
A1	5	Goldman Sachs Group, Inc., Sr. Unsec’d. Notes, 5.125%, 1/15/15	5,274
A2	385	Goldman Sachs Group, Inc., Sub. Notes, 6.450%, 5/01/36	372,268
A2	52	6.750%, 10/01/37	51,935
Baa2	380	ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, 5.750%, 11/16/10	387,680
Baa1	300	JPMorgan Chase & Co., Ser. 1, 7.900%, 4/29/49(d)	319,830
A2	8	JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred), 8.000%, 5/15/48(d)	217,040
A2	200	JPMorgan Chase Capital XXVIII, Ser. AA, 7.000%, 11/01/39	204,101

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Aa3	$390	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, 5.800%, 1/13/20	$380,518
A2	125	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	134,709
A2	60	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, 4.790%, 8/04/10	60,770
A2	125	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, MTN, 5.000%, 1/15/15	127,858
A2	170	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.770%, 7/25/11	179,595
A2	285	Morgan Stanley, Sr. Unsec’d. Notes, MTN, 5.625%, 9/23/19	283,995
A2	460	Morgan Stanley, Sr. Unsec’d. Notes, Ser. E, 5.450%, 1/09/17	466,397
A2	150	Morgan Stanley, Sr. Unsec’d. Notes, 4.250%, 5/15/10	150,575
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes., 6.346%, 7/29/49(d)	148,732
A3	155	PNC Funding Corp., Gtd. Notes., 6.700%, 6/10/19	173,200
A1	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	249,937
Aa3	140	Santander Central Hispano Issuances Ltd. (Cayman Islands), Gtd. Notes., 7.625%, 9/14/10	143,934
A2	125	USB Capital XIII Trust, 6.625%, 12/15/39	126,532
Aa3	450	Wachovia Bank NA, Sub. Notes, 7.800%, 8/18/10(b)	461,598
A1	140	Wells Fargo & Co., Sr. Unsec’d. Notes, 4.625%, 8/09/10	142,050
Ba1	200	Wells Fargo Capital XIII, Ser. G, MTN, 7.700%, 12/29/49(d)	206,500

			9,595,704

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	57

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Brokerage 0.1%
NR	$345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 5.250%, 2/06/12(f)	$80,213
NR	100	6.875%, 5/02/18(f)	23,625
Baa2	170	Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, 6.700%, 3/04/20	176,428

			280,266

Building Materials & Construction 0.1%
B1	170	Hanson Ltd. (United Kingdom), Gtd. Notes, 7.875%, 9/27/10	174,653
Baa3	200	Lafarge SA (France), Sr. Unsec’d. Notes, 6.150%, 7/15/11	208,905

			383,558

Cable 0.4%
Baa1	55	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	73,489
Baa1	30	Comcast Corp., Gtd. Notes, 6.400%, 5/15/38	30,442
Baa1	15	6.400%, 3/01/40	15,247
Baa1	40	6.450%, 3/15/37	40,735
Baa1	110	6.500%, 11/15/35	112,670
Baa1	65	6.950%, 8/15/37	70,318
Baa2	185	COX Communications, Inc., Sr. Unsec’d. Notes, 6.750%, 3/15/11	193,693
Baa3	340	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A, 4.750%, 10/01/14	355,203
Baa2	590	Time Warner Cable, Inc., Gtd. Notes, 5.400%, 7/02/12	633,366
Baa2	190	6.750%, 6/15/39	199,311

			1,724,474

Capital Goods 0.2%
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 3/15/16	54,298

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Baa2	$110	Erac USA Finance Co., Gtd. Notes, 144A, 5.800%, 10/15/12 (original cost $109,915; purchased date 10/10/07)(c)(g)	$118,777
Baa2	296	6.375%, 10/15/17 (original cost $295,482; purchased date 10/10/07)(c)(g)	320,258
Baa2	20	7.000%, 10/15/37 (original cost $19,827; purchased date 10/10/07 - 06/04/08)(c)(g)	20,619
Baa2	75	FedEx Corp., Gtd. Notes, 7.250%, 2/15/11	78,554
A2	105	United Technologies Corp., Sr. Unsec’d. Notes, 5.400%, 5/01/35	101,624

			694,130

Chemicals 0.2%
Baa3	135	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 6.125%, 2/01/11	140,372
Baa3	250	7.600%, 5/15/14	285,398
Baa3	95	9.400%, 5/15/39(b)	127,342
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	80,185
Ba2	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 6/01/25	94,000

			727,297

Consumer 0.3%
A2	300	Avon Products, Inc., Sr. Unsec’d. Notes, 5.750%, 3/01/18	321,435
Baa3	550	Fortune Brands, Inc., Sr. Unsec’d. Notes, 6.375%, 6/15/14	601,910
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 4/15/18	302,422
Baa3	195	Whirlpool Corp., Sr. Unsec’d. Notes, 6.125%, 6/15/11	202,803

			1,428,570

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	59

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric 1.2%
Baa2	$125	Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J, 4.400%, 6/01/10	$125,678
Baa2	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 8/01/16	37,716
Baa2	320	6.375%, 10/15/11	339,806
Baa2	115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	119,261
A1	105	Carolina Power & Light Co., First Mtge. Bonds, 5.250%, 12/15/15	115,483
Baa1	160	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. J2, 5.700%, 3/15/13	173,583
Baa1	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 3/15/33	130,669
A3	110	Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C, 5.500%, 12/01/39	105,091
A3	65	Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 4/15/13	70,651
Baa2	70	Dominion Resources, Inc., Sr. Unsec’d. Notes, 4.750%, 12/15/10	71,914
Baa2	425	5.200%, 8/15/19	434,997
A1	55	Duke Energy Carolinas LLC, 6.050%, 4/15/38	57,385
A2	170	E.ON International Finance BV (Netherlands), 144A, 6.650%, 4/30/38	190,742
Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 5/15/35	121,815
A2	210	ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	199,800
A3	30	Energy East Corp., Sr. Unsec’d. Notes, 6.750%, 9/15/33	31,958
Baa1	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 6/15/15	31,267
A3	250	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.250%, 10/01/39	252,800

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Aa2	$60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	$61,325
A2	170	Georgia Power Co., Sr. Unsec’d. Notes, Ser. B, 5.700%, 6/01/17	186,341
Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	94,672
A2	265	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 6/17/14	290,383
Baa1	75	Midamerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.750%, 4/01/18	79,257
Baa1	115	5.950%, 5/15/37	113,212
A2	15	National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN, 7.250%, 3/01/12	16,500
Baa3	280	Nevada Power Co., Genl. Ref. Mtge., Ser. O, 6.500%, 5/15/18	306,079
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 8/15/19	99,312
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.250%, 9/15/17	55,277
Baa3	70	5.450%, 9/15/20	69,385
A1	110	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.875%, 4/15/14	117,291
A2	90	NSTAR Electric Co., Unsec’d. Notes, Sr. Unsec’d. Notes, 4.500%, 11/15/19	89,559
Baa1	120	Oncor Electric Delivery Co., Sr. Sec’d. Notes, 7.000%, 9/01/22	136,800
A3	295	Pacific Gas & Electric Co., First Mtge., Sr. Unsec’d. Notes, 6.050%, 3/01/34	303,795
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 5/15/18	57,381
A2	125	Public Service Electric & Gas Co., Sec’d. Notes, MTN, 5.800%, 5/01/37	127,631
A1	100	Southern California Edison Co., Ser. 04-F, 4.650%, 4/01/15	106,349

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	61

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa1	$36	Xcel Energy, Inc., Sr. Unsec’d. Notes, 5.613%, 4/01/17	$37,866
Baa1	95	6.500%, 7/01/36	100,355

			5,059,386

Energy - Integrated 0.2%
Baa2	150	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/39	162,685
Baa2	65	Hess Corp., Sr. Unsec’d. Notes, 6.000%, 1/15/40	64,188
Baa2	65	Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes, 7.250%, 12/15/19	75,289
Baa2	295	TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, 7.500%, 7/18/16	320,813
Baa1	55	Western Oil Sands, Inc. (Canada), Gtd. Notes, 8.375%, 5/01/12	61,790

			684,765

Energy - Other 0.2%
Baa3	85	Anadarko Petroleum Corp., 6.200%, 3/15/40	83,633
Baa1	71	Devon Financing Corp. ULC (Canada), Gtd. Notes, 7.875%, 9/30/31	88,152
A2	30	Halliburton Co., Sr. Unsec’d. Notes, 5.500%, 10/15/10	30,826
Baa3	25	Nexen, Inc. (Canada), Sr. Unsec’d. Notes, 6.400%, 5/15/37	25,200
Baa3	125	Questar Market Resources, Inc., Sr. Unsec’d. Notes, 6.800%, 3/01/20	135,977
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	279,008
Baa2	135	XTO Energy, Inc., Sr. Unsec’d. Notes, 6.250%, 8/01/17	153,439

			796,235

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods 0.5%
Baa2	$235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A, 8.000%, 11/15/39	$297,362
Baa2	350	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 5.375%, 1/15/20	361,053
Baa2	215	Bunge Ltd. , Gtd. Notes, 5.350%, 4/15/14	224,417
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 6/15/19	168,564
A2	150	Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17 (original cost $149,288; purchased date 11/19/07)(c)(g)	162,820
Baa2	9	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.875%, 9/15/10	9,280
Baa3	100	Delhaize America, Inc., Gtd. Notes, 9.000%, 4/15/31	127,211
Baa3	110	Delhaize Group SA (Belgium), Gtd. Notes, 6.500%, 6/15/17	121,486
Baa2	70	H.J. Heinz Finance Co., Gtd. Notes, 144A, 7.125%, 8/01/39	79,419
Baa2	270	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.500%, 2/09/40	279,796
Baa2	35	Kroger Co. (The), Gtd. Notes, 6.800%, 4/01/11	36,838
Baa3	150	Ralcorp Holdings, Inc., Gtd. Notes, 144A, 6.625%, 8/15/39	149,119
Ba3	150	Tyson Foods, Inc., 7.850%, 4/01/16	161,250
Baa3	35	Yum! Brands, Inc., Sr. Unsec’d. Notes, 8.875%, 4/15/11	37,537

			2,216,152

Healthcare & Pharmaceutical l 0.5%
Baa3	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 9/15/12	215,433
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 9/15/37	122,409

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	63

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Baa3	$110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 6/15/13	$118,727
Baa3	55	Carefusion Corp., Sr. Unsec’d. Notes, 6.375%, 8/01/19	60,145
AA-(e)	60	Genentech, Inc., Sr. Unsec’d. Notes, 4.750%, 7/15/15	64,058
A1	220	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	242,649
Baa3	250	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 5.625%, 12/15/15	270,623
A1	190	Medtronic, Inc., Sr. Unsec’d. Notes, 4.450%, 3/15/20	189,090
Aa3	194	Merck & Co., Inc., Gtd. Notes, 6.000%, 9/15/17	218,317
Aa3	70	6.550%, 9/15/37	79,942
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.750%, 11/15/36	30,743
Aa3	30	5.850%, 6/30/39	31,426
Aa3	30	5.950%, 12/01/28	30,980
Ba1	75	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 6.125%, 8/15/19	78,835
A1	35	Wyeth, Gtd. Notes, 5.500%, 2/01/14	38,610
A1	200	5.950%, 4/01/37	209,396
A1	10	6.450%, 2/01/24	11,401

			2,012,784

Healthcare Insurance 0.4%
A3	80	Aetna, Inc., Sr. Unsec’d. Notes, 5.750%, 6/15/11	83,873
A3	110	6.625%, 6/15/36	115,911
Baa2	140	Cigna Corp., Sr. Unsec’d. Notes, 6.150%, 11/15/36	136,480
Ba1	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 1/15/15	537,406

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare Insurance (cont’d.)
Baa1	$290	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 5.250%, 3/15/11	$301,137
Baa1	60	6.000%, 6/15/17	64,306
Baa1	100	6.500%, 6/15/37	101,658
Baa1	80	6.625%, 11/15/37	83,161
Baa1	170	WellPoint, Inc., Sr. Unsec’d. Notes, 5.000%, 12/15/14	181,468

			1,605,400

Insurance 0.7%
A3	130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 5/15/13	127,606
A3	35	AXA SA (France), Sub. Notes, 8.600%, 12/15/30	42,440
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 6/01/20	157,887
Aa2	95	Berkshire Hathaway Finance Corp., Gtd. Notes, 4.750%, 5/15/12	101,583
Aa2	135	5.750%, 1/15/40	133,546
A2	310	Chubb Corp., Sr. Unsec’d. Notes, 6.000%, 11/15/11	332,229
A3	210	Chubb Corp., Jr. Sub. Notes, 6.375%, 3/29/67(d)	211,312
Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 1/15/19	92,165
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 3/15/34	164,121
Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 4/20/67(d)	33,300
Baa2	110	Lincoln National Corp., Sr. Unsec’d. Notes, 6.300%, 10/09/37	108,305
Baa2	70	8.750%, 7/01/19	85,594
Baa2	50	Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, 5.150%, 9/15/10	50,861
A3	205	MetLife, Inc., Sr. Unsec’d. Notes, 5.700%, 6/15/35	196,625
A3	70	6.125%, 12/01/11	74,890

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	65

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
A3	$15	6.375%, 6/15/34	$15,524
A3	50	6.750%, 6/01/16	56,033
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	120,512
Aa2	60	Northwestern Mutual Life Insurance, Notes, 144A, 6.063%, 3/30/40	60,214
A3	150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 6/15/39 (original cost $149,928; purchased date 06/16/09)(g)	185,869
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 6/15/37(b)(d)	108,005
A2	140	St. Paul Travelers Cos., Inc., Sr. Unsec’d. Notes, 6.750%, 6/20/36	153,328
Aa2	240	Teachers Insurance & Annuity Association of America, Notes, 144A, 6.850%, 12/16/39	260,336
A3	135	Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.250%, 3/15/37(d)	132,888
Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 5/15/15	113,031
Baa2	90	W.R. Berkley Corp., Sr. Unsub. Notes, 6.150%, 8/15/19	90,118
Baa2	15	XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 5.250%, 9/15/14	15,506

			3,223,828

Lodging 0.2%
Ba1	300	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.250%, 2/15/13	315,000
Ba1	500	6.750%, 5/15/18(b)	501,250

			816,250

Media & Entertainment 0.2%
Baa1	110	News America, Inc., Gtd. Notes, 6.150%, 3/01/37	108,427
Baa1	125	7.625%, 11/30/28	138,950

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa2	$125	Time Warner, Inc., Gtd. Notes, 4.875%, 3/15/20	$122,129
Baa2	160	7.250%, 10/15/17	183,825
Baa2	100	9.150%, 2/01/23	129,853
Baa2	105	Viacom, Inc., Sr. Unsec’d. Notes, 6.750%, 10/05/37	109,908
Baa2	100	6.875%, 4/30/36	106,019

			899,111

Metals 0.4%
Baa3	385	ArcelorMittal (Netherlands), Sr. Unsec’d. Notes, 5.375%, 6/01/13	409,799
Baa2	145	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	144,996
Baa1	400	Rio Tinto Finance USA Ltd. (Australia), 5.875%, 7/15/13	439,678
BBB+(e)	70	Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 5/15/13	73,625
BBB+(e)	115	5.000%, 6/01/15	120,496
Baa3	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 7/27/35	98,998
Ba2	250	United States Steel Corp., Sr. Unsec’d. Notes, 5.650%, 6/01/13	253,750
Baa2	70	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.500%, 11/16/11	73,437

			1,614,779

Non Captive Finance 0.5%
Aa2	320	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 1/08/20	326,485
Aa2	90	5.875%, 1/14/38	85,567
Aa2	90	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN, 6.125%, 2/22/11	94,124
Aa2	600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 8/07/19(l)	634,001

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	67

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non Captive Finance (cont’d.)
A3	$100	HSBC Finance Corp., Sr. Unsec’d. Notes, 5.700%, 6/01/11	$104,185
B1	400	International Lease Finance Corp., Sr. Unsec’d. Notes, 6.375%, 3/25/13	390,903
Ba1	130	SLM Corp., Sr. Notes, MTN, 8.000%, 3/25/20	126,589
Ba1	480	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.450%, 6/15/18	485,453

			2,247,307

Non-Corporate Sovereign
Aa2	125	Qatar Government International Bond (Qatar), 144A, 6.400%, 1/20/40	130,625

Packaging
Baa3	75	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 6.875%, 7/15/33	68,942

Paper 0.1%
Baa3	175	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39	187,014
Baa3	85	7.500%, 8/15/21(b)	96,587

			283,601

Pipelines & Other 0.3%
Baa3	90	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.250%, 2/01/37	87,518
Baa2	365	Duke Energy Field Services LLC, Sr. Unsec’d. Notes, 7.875%, 8/16/10	374,388
Baa3	190	Enterprise Products Operating LLC, Gtd. Notes, Ser. K, 4.950%, 6/01/10	190,985
Baa2	125	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 6.500%, 9/01/39(b)	128,488
Baa2	85	ONEOK Partners LP, Gtd. Notes, 6.650%, 10/01/36	88,617
Baa1	15	Sempra Energy, Sr. Unsec’d. Notes, 6.000%, 2/01/13	16,174

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa2	$500	Spectra Energy Capital LLC, 6.200%, 4/15/18	$539,185
Baa2	45	Spectra Energy Capital LLC, Sr. Unsec’d. Notes, 6.250%, 2/15/13	49,182

			1,474,537

Railroads 0.2%
A3	135	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.700%, 8/01/28	143,847
Baa3	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 5/01/37	171,335
Baa1	105	Norfolk Southern Corp., Sr. Unsec’d. Notes, 5.590%, 5/17/25	102,953
Baa1	4	7.800%, 5/15/27	4,821
Baa2	275	Union Pacific Corp., Sr. Unsec’d. Notes, 3.625%, 6/01/10	276,279

			699,235

Real Estate Investment Trusts 0.2%
Baa3	74	Brandywine Operating Partnership, Gtd. Notes, 5.750%, 4/01/12	76,019
Baa2	115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 8/15/19	126,813
Baa3	90	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 6/01/12	93,463
Baa3	135	6.300%, 6/01/13	141,942
Baa2	135	ProLogis, Sr. Sec’d. Notes, 6.875%, 3/15/20(b)	133,344
A3	500	Simon Property Group LP, Sr. Unsec’d. Notes, 6.125%, 5/30/18(b)	517,276

			1,088,857

Retailers 0.4%
Baa2	260	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 8/15/11	274,859
Baa2	200	6.125%, 9/15/39	198,776
Ba2	45	Federated Retail Holdings, Inc., Gtd. Notes, 5.350%, 3/15/12(b)	47,250

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	69

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers (cont’d.)
Baa1	$80	Home Depot, Inc. (The), Sr. Unsec’d. Notes, 5.875%, 12/16/36	$77,634
Baa1	170	Kohl’s Corp., Sr. Unsec’d. Notes, 6.875%, 12/15/37	189,452
A1	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 3/15/29	64,938
Baa2	1,000	Nordstrom, Inc., Sr. Unsec’d. Notes, 6.250%, 1/15/18(b)	1,100,211

			1,953,120

Technology 0.3%
Baa1	300	Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI, 6.500%, 3/15/18	332,134
A2	25	Electronic Data Systems LLC, Sr. Unsec’d. Notes, 7.450%, 10/15/29	29,980
Baa2	220	Fiserv, Inc., Gtd. Notes, 6.125%, 11/20/12	239,438
Baa2	125	Intuit, Inc., Sr. Unsec’d. Notes, 5.400%, 3/15/12	132,585
Baa2	445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 2/15/15	448,675

			1,182,812

Telecommunications 1.0%
A2	100	America Movil SAB de CV (Mexico), Gtd. Notes, 144A, 6.125%, 3/30/40	97,719
A2	115	AT&T Corp., Gtd. Notes, 7.300%, 11/15/11	125,704
A2	120	Cingular Wireless Services, Inc., Gtd. Notes, 8.125%, 5/01/12	135,416
Baa1	60	Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 8.750%, 6/15/30	76,843
Baa3	80	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 6/01/16 (original cost $79,995; purchased date 05/12/06)(c)(g)	87,132

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Baa3	$400	7.995%, 6/01/36 (original cost $407,390; purchased date 05/12/06 - 04/10/07)(c)(g)	$405,577
A3	75	France Telecom SA (France), Sr. Unsec’d. Notes, 8.500%, 3/01/31	99,483
Baa2	105	Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes, 8.000%, 10/01/10	108,680
A2	315	New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes, 8.750%, 3/01/31	406,731
Baa2	555	PCCW HKT Capital Ltd. (British Virgin), Gtd. Notes, 144A, 8.000%, 11/15/11	600,788
Ba1	400	Qwest Corp., Sr. Unsec’d. Notes, 8.875%, 3/15/12	438,000
Baa2	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.250%, 11/15/13	94,268
Baa2	290	7.175%, 6/18/19	313,086
Baa1	180	Telefonica Emisiones Sau (Spain), Gtd. Notes, 5.877%, 7/15/19	192,787
A3	40	Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A, 5.500%, 11/15/19(b)	40,495
Baa1	187	TELUS Corp. (Canada), Sr. Unsec’d. Notes, 8.000%, 6/01/11	201,253
Baa2	50	U.S. Cellular Corp., Sr. Unsec’d. Notes, 6.700%, 12/15/33	48,455
A3	600	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.100%, 4/15/18	656,323

			4,128,740

Tobacco 0.2%
Baa1	40	Altria Group, Inc., Gtd. Notes, 9.250%, 8/06/19	48,605
Baa1	190	9.700%, 11/10/18	233,630
Baa1	25	9.950%, 11/10/38	32,829
Baa1	160	10.200%, 2/06/39	214,510

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	71

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Tobacco (cont’d.)
Baa2	$115	Lorillard Tobacco Co., Sr. Unsec’d. Notes, 8.125%, 6/23/19	$126,695
A2	65	Philip Morris International, Inc., Sr. Unsec’d. Notes, 6.375%, 5/16/38	70,720
Baa3	220	Reynolds American, Inc., Gtd. Notes, 6.750%, 6/15/17	235,639
Baa3	35	7.250%, 6/15/37	35,623

			998,251

		Total corporate bonds (cost $47,147,858)	49,124,041

ASSET BACKED SECURITIES 0.5%

Non-Residential Mortgage Asset-Backed Security 0.1%
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.640%, 2/20/15(d)	283,020

Residential Mortgage Backed Securities 0.4%
CC(e)	21	Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 1.596%, 10/25/32(d)	1,637
Baa2	105	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.896%, 3/25/33(d)	67,503
Aa3	360	Centex Home Equity, Ser. 2005-A, Class M2, 0.746%, 1/25/35(d)	286,975
A3	93	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 5.120%, 7/25/35	78,743
Aa2	161	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 7/25/34	125,530
Ba3	300	First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2, 0.766%, 6/25/36(d)	50,913
Aa1	83	HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2, 0.730%, 1/20/35(d)	67,699

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aa2	$505	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.296%, 12/25/33(d)	$408,625
B3	205	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.146%, 7/25/32(d)	139,825
A2	159	Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1, 1.521%, 9/25/32(d)	115,802
A1	38	Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1, 4.710%, 3/25/34(d)	20,111
A2	240	Saxon Asset Securities Trust, Ser. 2005-2, Class M2, 0.686%, 10/25/35(d)	94,992
Caa1	300	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3, 0.496%, 5/25/36(d)	114,129
Aa2	265	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 1.011%, 2/25/34(d)	204,094

			1,776,578

		Total asset-backed securities (cost $2,978,315)	2,059,598

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
B3	620	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 1/25/36	472,856
Ba1	125	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 3.180%, 2/25/35(d)	106,765
Ba2	129	Ser. 2005-B, Class 2A1, 3.051%, 3/25/35(d)	105,439
Ba2	463	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 3.642%, 2/25/37(d)	438,026

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	73

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
A1	$195	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 9/25/19	$191,325
B1	311	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 4.071%, 7/25/35(d)	277,370
AAA(e)	15	Master Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	14,505
Aaa	242	Ser. 2004-4, Class 4A1, 5.000%, 4/25/19	231,214
A1	160	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.781%, 2/25/34(d)	137,702
A+(e)	103	Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A, 5.000%, 3/25/20	83,175

		Total collateralized mortgage obligations (cost $2,366,090)	2,058,377

COMMERCIAL MORTGAGE BACKED SECURITIES 3.9%
AAA(e)	1,364	Banc of America Commercial Mortgage, Inc., Ser. 2004-1, Class XP, I/O, 0.670%, 11/10/39(d)	9,363
Aaa	185	Ser. 2004-2, Class A3, 4.050%, 11/10/38	187,094
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	549,951
Aaa	500	Ser. 2006-4, Class A3A, 5.600%, 7/10/46	525,263
Aaa	200	Ser. 2007-1, Class A2, 5.381%, 1/15/49	206,474
A3	430	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.470%, 11/15/33(d)	373,302
AAA(e)	3,087	Ser. 2004-T16, Class X2, I/O, 0.883%, 2/13/46(d)	50,568
Aaa	350	Ser. 2005-T18, Class AAB, 4.823%, 2/13/42(d)	364,359
Aaa	500	Ser. 2005-T20, Class AAB, 5.134%, 10/12/42(d)	524,456

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$132	Ser. 2006-BBA7, Class A1, 144A, 0.340%, 3/15/19(d)	$118,022
AAA(e)	500	C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.820%, 5/15/46(d)	512,917
Aaa	740	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	771,933
AAA(e)	863	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, 1.254%, 9/15/30(d)	51,308
AAA(e)	1,515	Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A, 1.004%, 3/10/39(d)	11,504
Aaa	300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	304,357
AAA(e)	1,200	Ser. 2005-C5, Class A4, 5.100%, 8/15/38(d)	1,222,755
AAA(e)	800	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.549%, 2/15/39(d)	824,471
Aaa	700	Ser. 2006-C5, Class A2, 5.246%, 12/15/39	727,219
AAA(e)	62	DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B, 7.620%, 6/10/33	62,354
Aaa	3,174	GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A, 0.766%, 3/10/40(d)	17,911
AAA(e)	645	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5, 4.697%, 5/10/43	661,594
Aaa	500	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 3/10/39	514,606
Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 9/12/37	509,001

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	75

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$700	Ser. 2006-CB16, Class ASB, 5.523%, 5/12/45	$734,542
Aaa	23,081	Ser. 2006-LDP6, Class X2, I/O, 0.234%, 4/15/43(d)	66,990
AAA(e)	800	LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5, 4.826%, 8/15/29(d)	820,058
Aaa	500	Ser. 2005-C3, Class A3, 4.647%, 7/15/30	510,447
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 8/12/39	406,191
Aaa	480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.908%, 6/12/46(d)	504,584
Aaa	1,500	Ser. 2007-7, Class ASB, 5.745%, 6/12/50(d)	1,521,440
Aaa	133	Morgan Stanley Capital I, Ser. 2004-HQ3, Class A2, 4.050%, 1/13/41	133,635
Aaa	1,000	Ser. 2007-HQ11, Class AAB, 5.444%, 2/12/44	1,026,726
AAA(e)	260	Ser. 2007-T27, Class AAB, 5.649%, 6/11/42(d)	273,813
AAA(e)	517	Ser. 2008-T29, Class A3, 6.280%, 1/11/43(d)	554,828
Aaa	500	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.290%, 12/15/44(d)	515,625
Aaa	150	Ser. 2006-C25, Class A4, 5.740%, 5/15/43(d)	155,091
Aaa	500	Ser. 2006-C25, Class A3, 5.705%, 5/15/43(d)	518,729

		Total commercial mortgage backed securities (cost $16,179,313)	16,843,481

FOREIGN AGENCIES 0.4%
Aaa	1,220	Commonwealth Bank of Australia (Australia), 144A, 2.700%, 11/25/14	1,201,125

See Notes to Financial Statements.

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Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

FOREIGN AGENCIES (Continued)
Baa1	$460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A, 6.299%, 5/15/17	$477,204

		Total foreign agencies (cost $1,679,146)	1,678,329

MORTGAGE BACKED SECURITIES 11.9%
	1,677	Federal Home Loan Mortgage Corp., 4.500%, 1/01/19 - 7/01/20	1,760,982
	590	4.500%, TBA 15 YR(h)	611,848
	1,823	5.000%, 7/01/18 - 5/01/34	1,931,225
	2,000	5.000%, TBA 30 YR(h)	2,065,000
	369	5.211%, 12/01/35(d)	388,591
	2,244	5.500%, 12/01/33 - 10/01/37	2,376,596
	1,500	5.500%, TBA 30 YR(h)	1,578,750
	523	6.000%, 1/01/34	566,250
	351	7.000%, 6/01/14 - 11/01/33	392,126
	203	Federal National Mortgage Association, 4.000%, 5/01/19	210,138
	2,418	4.500%, 11/01/18 - 3/01/34	2,514,483
	1,500	4.500%, TBA 30 YR	1,498,125
	4,000	4.500%, TBA 30 YR(h)	4,008,752
	2,203	5.000%, 10/01/18 - 2/01/36	2,291,099
	1,000	5.000%, TBA 30 YR(h)	1,031,562
	7,121	5.500%, 12/01/16 - 7/01/34	7,559,081
	1,000	5.500%, TBA 30 YR(h)	1,053,906
	1,556	5.888%, 7/01/37(d)	1,634,370
	4,263	6.000%, 9/01/13 - 8/01/38	4,600,747
	4,000	6.000%, TBA 30 YR(h)	4,248,752
	3,790	6.500%, 5/01/13 - 10/01/37	4,122,014
	82	7.000%, 6/01/32	91,677
	6	7.500%, 9/01/30	7,009
	14	8.000%, 12/01/23	15,632
	12	8.500%, 2/01/28	13,756
	2,820	Government National Mortgage Association, 5.500%, 7/15/33 - 2/15/36	2,999,089
	1,000	6.000%, TBA 30 YR(h)	1,068,125
	523	6.500%, 9/15/23 - 8/15/32	567,053
	118	7.000%, 6/15/24 - 5/15/31	131,840

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	77

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
	$12	7.500%, 4/15/29 - 5/15/31	$13,208
	105	8.000%, 8/15/22 - 6/15/25	120,731

		Total mortgage backed securities (cost $49,568,855)	51,472,517

MUNICIPAL BONDS 0.2%
Aa3	220	Bay Area Toll Auth. Toll Brdg. Rev., Build America Bonds, 6.263%, 4/01/49	222,044
A3	65	New Jersey State Tpk. Auth. Rev.,Tax. Issuer Subs., Ser. F, Build America Bonds, 7.414%, 1/01/40	75,550
Aa2	190	New York City Trans. Fin. Auth.,Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds, 5.767%, 8/01/36	188,567
Baa1	40	State of California, G.O.,Tax. Var. Purp., Build America Bonds, 7.550%, 4/01/39	41,594
Baa1	210	State of California,G.O., Build America Bonds, 7.300%, 10/01/39	210,708

		Total municipal bonds (cost $727,266)	738,463

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.9%
	435	Federal Home Loan Bank, 5.625%, 6/11/21	479,256
	1,060	Federal Home Loan Mortgage Corp., 2.875%, 2/09/15	1,066,509
	590	3.750%, 3/27/19	575,565
	60	4.750%, 1/18/11	61,987
	130	5.125%, 11/17/17	142,357
	620	Federal National Mortgage Association, 5.000%, 2/13/17	675,222
	95	5.375%, 6/12/17	105,195
	280	6.625%, 11/15/30	334,619
	330	Resolution Funding Corp. Interest Strip, 4.780%, 4/15/18(i)	237,367

See Notes to Financial Statements.

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Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	$280	Tennessee Valley Authority, 4.500%, 4/01/18	$288,851

		Total U.S. government agency obligations (cost $3,973,021)	3,966,928

U.S. GOVERNMENT TREASURY SECURITIES 2.7%
	410	United States Treasury Bond, 4.375%, 11/15/39	387,706
	445	United States Treasury Bonds, 7.500%, 11/15/24	597,621
	1,318	United States Treasury Notes, 2.500%, 3/31/15	1,314,296
	760	2.750%, 11/30/16	739,041
		United States Treasury Strip Coupon,
	3,665	4.750%, 5/15/24(j)	1,887,874
	2,075	4.750%, 11/15/24(j)	1,037,054
	500	4.760%, 2/15/25(j)	246,481
	1,880	4.770%, 8/15/24(j)	954,014
	1,980	5.190%, 5/15/20(j)	1,291,269
	475	5.950%, 8/15/22(j)	271,879
	1,600	6.910%, 5/15/25(j)	776,546
	1,035	8.060%, 8/15/29(j)	400,318
		United States Treasury Strip Principal,
	190	4.660%, 8/15/23(i)	103,306
	1,200	4.730%, 11/15/24(i)	606,028
	600	5.639%, 8/15/21(j)	363,447
	1,650	6.070%, 2/15/23(i)	920,347

		Total United States government treasury securities (cost $12,012,794)	11,897,227

		Total long-term investments (cost $356,026,442)	401,994,606

SHORT-TERM INVESTMENTS 14.1%

U.S. GOVERNMENT TREASURY SECURITY 0.1%
	570	U.S. Treasury Bill 0.157%, 6/17/10(k) (cost $569,812)	569,823

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	79

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

AFFILIATED MUTUAL FUNDS 14.0%
2,760,123	Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund (cost $27,013,675)(m)	$24,095,871
36,314,132	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $36,314,132; includes $14,589,755 of cash collateral received for securities on loan)(m)(n)	36,314,132

	Total affiliated mutual funds (cost $63,327,807)	60,410,003

Notional Amount (000)#
OUTSTANDING OPTION PURCHASED(a)

Call Option
$54	U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $14,624)	12,234

	Total short-term investments (cost $63,912,243)	60,992,060

	Total Investments 107.1% (cost $419,938,685; Note 5)	462,986,666
	Liabilities in excess of other assets(o) (7.1%)	(30,748,649)

	Net Assets 100.0%	$432,238,017

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Based Security

HFC—Housing Finance Corporation

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated

REIT—Real Estate Investment Trust

SA—Special Assessment

STRIP—Separate trading of registered interest and principal of securities.

TBA—To Be Announced

ULC—Unlimited Liability Corporation

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.

See Notes to Financial Statements.

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(b)	All or a portion of security is on loan. The aggregate market value of such securities is $14,172,193; cash collateral of $14,589,755 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2010.
(e)	Standard and Poor’s Rating.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $1,211,825. The aggregate value of $1,301,052 is approximately 0.3% of net assets.
(h)	Principal amount of $15,090,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(i)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(j)	The rate shown reflects the effective yield at reporting date.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Security segregated as collateral for futures contracts.
(m)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and credit default swaps as follows:

Open futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
	Long Positions:
6	EMINI MSCI EAFE	Jun. 2010	$470,520	$472,140	$1,620
98	U.S. Treasury 2 Yr. Notes	Jun. 2010	21,277,193	21,261,406	(15,787)
210	U.S. Treasury 5 Yr. Notes	Jun. 2010	24,226,636	24,117,188	(109,448)
18	U.S. Treasury 5 Yr. Notes	Jun. 2010	2,068,031	2,067,187	(844)
84	S & P EMINI	Jun. 2010	4,884,150	4,893,840	9,690

					(114,769)

	Short Positions:
20	U.S. Treasury 10 Yr. Notes	Jun. 2010	$2,348,743	$2,325,000	$23,743
74	U.S. Treasury Long Term Bonds	Jun. 2010	8,615,370	8,593,250	22,120
5	U.S. Ultra Bonds	Jun. 2010	595,638	599,844	(4,206)

					41,657

					$(73,112)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	81

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Credit default swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):
Barclays Bank PLC	9/20/2012	700	0.595%	Fortune Brands, Inc. 5.375%, due 01/15/16	$2,323	$—	$2,323
Deutsche Bank AG	3/20/2014	300	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/12	(65,743)	—	(65,743)
JPMorgan Chase Bank	6/20/2014	240	0.650%	Bunge Ltd. Finance Corp. 5.350%,9 due 04/15/14	4,868	—	4,868
Merrill Lynch Capital Services, Inc.	9/20/2016	150	1.730%	Tyson Foods, Inc. 7.850%, due 04/01/16	(656)	—	(656)
Morgan Stanley Capital Services, Inc.	3/20/2018	300	0.700%	Avon Products, Inc. 6.500%, due 03/01/19	437	—	437
Deutsche Bank AG	3/20/2018	1,000	0.990%	Nordstrom, Inc. 6.950%, due 03/15/28	6,587	—	6,587
Barclays Bank, PLC	3/20/2018	300	1.220%	Computer Sciences Corp. 5.000%, due 02/15/13	(5,514)	—	(5,514)
Credit Suisse International	6/20/2018	600	0.970%	Verizon Communications, Inc. 4.900%, due 09/15/15	1,711	—	1,711
Morgan Stanley Capital Services, Inc.	6/20/2018	500	0.970%	Simon Property Group L.P. 5.250%, due 12/01/16	19,999	—	19,999
Morgan Stanley Capital Services, Inc.	6/20/2018	300	1.000%	Newell Rubbermaid, Inc. zero, due 07/15/28	8,603	—	8,603
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC 6.250%, due 02/15/13	(7,980)	—	(7,980)
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.450%	Starwood Hotel & Resorts Worldwide, Inc. 6.750%, due 05/15/18	10,868	—	10,868
Merrill Lynch Capital Services, Inc.	6/20/2018	300	3.050%	SLM Corp. 5.125%, due 08/27/12	12,738	—	12,738

					$(11,759)	$—	$(11,759)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

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(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$262,093,637	$—	—
Preferred Stocks	61,814	—	—
Right	194	—	—
Corporate Bonds	—	49,124,041	—
Asset Backed Securities	—	2,059,598	—
Collateralized Mortgage Obligations	—	2,058,377	—
Commercial Mortgage Backed Securities	—	16,843,481	—
Foreign Agencies	—	1,678,329	—
Mortgage Backed Securities	—	51,472,517	—
Municipal Bonds	—	738,463	—
U.S. Government Agency Obligations	—	3,966,928	—
U.S. Government Treasury Securities	—	12,467,050	—
Affiliated Mutual Funds	60,410,003	—	—
Outstanding Option Purchased	12,234	—
Other Financial Instruments*			—
Futures	(73,112)	—
Credit Default Swaps	—	(11,759)

Total	$322,504,770	$140,397,025	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	83

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

As of December 31, 2009 and March 31, 2010, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 was as follows:

Affiliated Mutual Fund (including 3.4% of collateral received for securities on loan)	14.0%
Mortgage Backed Securities	11.9
Oil, Gas & Consumable Fuels	5 .3
Commercial Mortgage Backed Securities	3 .9
Pharmaceuticals	3 .5
Computers & Peripherals	3 .1
Diversified Financial Services	2 .8
U.S. Government Treasury Securities	2 .8
Insurance	2 .7
Software	2 .6
Commercial Banks	2 .3
Banking	2 .2
Aerospace & Defense	2 .1
Semiconductors & Semiconductor Equipment	1.9
Diversified Telecommunication Services	1.8
Healthcare Equipment & Supplies	1.5
Specialty Retail	1.5
Beverages	1.4
Food Products	1.4
Household Products	1.4
Communications Equipment	1.3
Machinery	1.3
Media	1.3
Metals & Mining	1.3
Capital Markets	1.2
Electric	1.2
Healthcare Providers & Services	1.2
Industrial Conglomerates	1.2
Chemicals	1.1
Electric Utilities	1.1
Food & Staples Retailing	1.1
Real Estate Investment Trusts	1.1
Biotechnology	1.0
Telecommunications	1.0
U.S. Government Agency Obligations	0.9
Internet Software & Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Tobacco	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.7
Electrical Equipment	0.7
Auto Components	0.6

See Notes to Financial Statements.

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Industry (cont’d.)
Electronic Equipment & Instruments	0.6%
Energy Equipment & Services	0.6
Multiline Retail	0.6
Automobiles	0.5
Collateralized Mortgage Obligations	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
Hotels, Restaurants & Leisure	0.5
Household Durables	0.5
IT Services	0.5
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Non Captive Finance	0.5
Cable	0.4
Foreign Agencies	0.4
Healthcare Insurance	0.4
Metals	0.4
Residential Mortgage Backed Security	0.4
Retailers	0.4
Commercial Services & Supplies	0.3
Consumer	0.3
Pipelines & Other	0.3
Technology	0.3
Trading Companies & Distributors	0.3
Airlines	0.2
Capital Goods	0.2
Diversified Consumer Services	0.2
Energy - Integrated	0.2
Energy - Other	0.2
Lodging	0.2
Media & Entertainment	0.2
Municipal Bonds	0.2
Office Electronics	0.2
Railroads	0.2
Road & Rail	0.2
Thrifts & Mortgage Finance	0.2
Brokerage	0.1
Building Materials & Construction	0.1
Building Products	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Distributors	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Non-Residential Mortgage Asset-Backed Security	0.1
Paper	0.1

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	85

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Industry (cont’d.)
Personal Products	0.1%
Professional Services	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1

107.1
Liabilities in excess of other assets	(7 .1)

100.0%

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2010 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$68,134		Unrealized appreciation on swaps	$79,893
Equity contracts	Due from broker— variation margin	11,310	*	—	—
Equity contracts	Unaffiliated Investments	194		—	—
Interest rate contracts	Due from broker— variation margin	45,863	*	Due from broker— variation margin	130,285	*
Interest rate contracts	Unaffiliated Investments	12,234		—	—

Total		$137,735			$210,178

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Futures	Swaps	Warrants	Total
Credit contracts	$—	$—	$(34,377)	$—	$(34,377)
Equity contracts	(31,860)	433,613	—	133	401,886
Interest rate contracts	—	781,284	(135,639)	—	645,645

Total	$(31,860)	$1,214,897	$(170,016)	$133	$1,013,154

For the six months ended March 31, 2010 the Series did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Futures	Purchased Swaps	Options	Warrants	Total
Credit contracts	$—	$—	$(185,178)	$—	$—	$(185,178)
Equity contracts	(3,863)	46,660	—	—	(23)	42,774
Interest rate contracts	—	(203,428)	41,043	(2,390)	—	(164,775)

Total	$(3,863)	$(156,768)	$(144,135)	$(2,390)	$(23)	$(307,179)

For the six months ended March 31, 2010, the Series’ average volume of derivative activities are as follows: (Unaudited)

Purchased Options (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$4,875	$36,787,598	$6,046,681

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as buyer (Notional Amount in USD (000))
$1,615	$6,590

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	87

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $14,172,193
Unaffiliated Investments (cost $356,610,878)	$402,576,663
Affiliated Investments (cost $63,327,807)	60,410,003
Foreign currency, at value (cost $329,533)	321,639
Receivable for investments sold	4,820,890
Dividends and interest receivable	1,549,815
Receivable for Series shares sold	139,140
Unrealized appreciation on swaps	68,134
Foreign tax reclaim receivable	36,127
Prepaid expenses	3,685
Due from broker—variation margin	3,198

Total assets	469,929,294

Liabilities
Payable for investments purchased	21,997,855
Payable to broker for collateral for securities on loan	14,589,755
Payable for Series shares reacquired	521,793
Management fee payable	229,966
Distribution fee payable	102,535
Affiliated transfer agent fee payable	82,739
Accrued expenses and other liabilities	81,983
Unrealized depreciation on swaps	79,893
Deferred directors’ fees	4,608
Payable to custodian	150

Total liabilities	37,691,277

Net Assets	$432,238,017

Net assets were comprised of:
Common stock, at par	$38,628
Paid-in capital in excess of par	477,917,007

477,955,635
Undistributed net investment income	1,566,009
Accumulated net realized loss on investments and foreign currency transactions	(90,239,556)
Net unrealized appreciation on investments and foreign currencies	42,955,929

Net assets, March 31, 2010	$432,238,017

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($281,217,810 ÷ 25,171,275 shares of common stock issued and outstanding)	$11.17
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.82

Class B
Net asset value, offering price and redemption price per share ($15,883,029 ÷ 1,415,812 shares of common stock issued and outstanding)	$11.22

Class C
Net asset value, offering price and redemption price per share ($12,183,730 ÷ 1,085,956 shares of common stock issued and outstanding)	$11.22

Class L
Net asset value, offering price and redemption price per share ($7,065,632 ÷ 630,353 shares of common stock issued and outstanding)	$11.21

Class M
Net asset value, offering price and redemption price per share ($2,877,354 ÷ 256,462 shares of common stock issued and outstanding)	$11.22

Class R
Net asset value, offering price and redemption price per share ($10,703 ÷ 957 shares of common stock issued and outstanding)	$11.18

Class X
Net asset value, offering price and redemption price per share ($1,916,487 ÷ 170,822 shares of common stock issued and outstanding)	$11.22

Class Z
Net asset value, offering price and redemption price per share ($111,083,272 ÷ 9,896,683 shares of common stock issued and outstanding)	$11.22

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	89

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$3,235,597
Unaffiliated dividend income (net of foreign withholding taxes of $13,488)	2,684,754
Affiliated dividend income	187,680
Affiliated income from securities loaned, net	13,884

Total income	6,121,915

Expenses
Management fee	1,377,483
Distribution fee—Class A	415,449
Distribution fee—Class B	82,599
Distribution fee—Class C	62,343
Distribution fee—Class L	17,155
Distribution fee—Class M	16,575
Distribution fee—Class R	223
Distribution fee—Class X	10,878
Transfer agent’s fees and expenses (including affiliated expense of $170,500) (Note 3)	378,000
Custodian’s fees and expenses	85,000
Reports to shareholders	40,000
Registration fees	37,000
Audit fee	17,000
Directors’ fees	13,000
Legal fees and expenses	11,000
Insurance	5,000
Loan interest expense (Note 7)	10
Miscellaneous	30,316

Total expenses	2,599,031
Less: Expense waiver (Note 2)	(42,384)

Net expenses	2,556,647

Net investment income	3,565,268

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions (including affiliated: $(116,380))	15,447,354
Foreign currency transactions	(14,257)
Financial futures transactions	1,214,897
Swap transactions	(170,016)

16,477,978

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,428,008)	14,271,108
Foreign currencies	(10,237)
Financial futures contracts	(156,768)
Swaps	(144,135)

13,959,968

Net gain on investments and foreign currencies	30,437,946

Net Increase In Net Assets Resulting From Operations	$34,003,214

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,565,268	$9,616,420
Net realized gain (loss) on investments and foreign currency transactions	16,477,978	(81,457,494)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,959,968	51,863,291

Net increase (decrease) in net assets resulting from operations	34,003,214	(19,977,783)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(5,346,561)	(8,641,260)
Class B	(223,360)	(455,417)
Class C	(165,450)	(279,287)
Class L	(119,695)	(191,576)
Class M	(45,904)	(137,933)
Class R	(1,829)	(17,959)
Class X	(29,240)	(67,281)
Class Z	(2,280,105)	(3,473,052)

	(8,212,144)	(13,263,765)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	13,502,269	28,697,519
Net asset value of shares issued in reinvestment of dividends	8,027,809	12,723,650
Cost of shares reacquired	(36,873,008)	(98,072,306)

Net decrease in net assets from Series share transactions	(15,342,930)	(56,651,137)

Total increase (decrease)	10,448,140	(89,892,685)

Net Assets:
Beginning of period	421,789,877	511,682,562

End of period(a)	$432,238,017	$421,789,877

(a) Includes undistributed net investment income of:	$1,566,009	$6,212,885

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	91

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Asset Allocation Fund (formerly Dryden Asset Allocation Fund) (the “Series”), Prudential Jennison Growth Fund (formerly Jennison Growth Fund), and Prudential Jennison Equity Opportunity Fund (formerly Jennison Equity Opportunity Fund) which are diversified funds and Prudential Growth Allocation Fund (formerly JennisonDryden Growth Allocation Fund), Prudential Moderate Allocation Fund (formerly JennisonDryden Moderate Allocation Fund) and Prudential Conservative Allocation Fund (formerly JennisonDryden Conservative Allocation Fund) which are non-diversified funds. These financial statements relate to Prudential Asset Allocation Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a

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commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	93

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal year end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

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The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium

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received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Series may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over

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the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Series may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the

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respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Series for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2010, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

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Swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2010, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis. Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory

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agreement with Prudential Investment Management, Inc. (“PIM”) and Quantitative Management Associates LLC (QMA). The subadvisory agreements provides that PIM and QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM and QMA are obligated to keep certain books and records of the Series. PI pays for the services of PIM and QMA, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Series’ daily average net assets up to $1 billion and .60% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65% for the six months ended March 31, 2010.

PI has contractually agreed to waive up to 0.02% of its management fee to the extent that the Series’ annual operating expenses exceed 0.86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the Fund’s average net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended March 31, 2010, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received $40,822 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2010. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2010, it received $707, $14,361, $560, $1,737 and $547 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C, Class M and Class X shareholders, respectively.

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PI, PIM, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2010, the Series incurred approximately $34,900 in total networking fees, of which approximately $16,500 was paid to Wells Fargo. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended March 31, 2010, PIM has been compensated by the Series approximately $5,100 for these services.

The Series invests in the Prudential Core Short-Term Bond Fund (formerly known as Short-Term Bond Series) and in the Prudential Core Taxable Money Market Fund (formerly known as Taxable Money Market Series) (each a “Portfolio” and collectively “Portfolios”), of the Prudential Investment Portfolios 2 (formerly known as Dryden Core Investment Fund). The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2010 were $283,494,512 and $300,546,725, respectively.

There were no dollar rolls outstanding at March 31, 2010.

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Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2010 were as follows:

Tax Basis Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$423,082,356	$50,359,776	$(10,455,466)	$39,904,310

The difference between book basis and tax basis was attributable to deferred losses on wash sales and marking to market of unrealized appreciation on passive foreign investment companies.

For federal income tax purposes, the Fund has a capital loss carryforward as of September 30, 2009 of approximately $38,388,000 which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration date.

The Series elected to treat post-October currency and capital losses of approximately $44,000 and $64,780,000 as having been incurred in this fiscal year.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1% if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero

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depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, each of which consists of 200 million, 125 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2010, Prudential did not own any Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	345,510	$3,726,062
Shares issued in reinvestment of dividends	487,207	5,183,879
Shares reacquired	(2,189,516)	(23,578,643)

Net increase (decrease) in shares outstanding before conversion	(1,356,799)	(14,668,702)
Shares issued upon conversion from Class B, M and X	240,771	2,605,617

Net increase (decrease) in shares outstanding	(1,116,028)	$(12,063,085)

Year ended September 30, 2009:
Shares sold	825,834	$7,587,544
Shares issued in reinvestment of dividends	927,190	8,168,545
Shares reacquired	(5,996,861)	(54,833,015)

Net increase (decrease) in shares outstanding before conversion	(4,234,837)	(39,076,926)
Shares issued upon conversion from Class B, M and X	855,181	7,818,814

Net increase (decrease) in shares outstanding	(3,388,656)	$(31,258,112)

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Class B	Shares	Amount
Six months ended March 31, 2010:
Shares sold	75,827	$823,113
Shares issued in reinvestment of dividends	20,575	220,359
Shares reacquired	(192,302)	(2,083,429)

Net increase (decrease) in shares outstanding before conversion	(95,900)	(1,039,957)
Shares reacquired upon conversion into Class A	(111,157)	(1,214,309)

Net increase (decrease) in shares outstanding	(207,057)	$(2,254,266)

Year ended September 30, 2009:
Shares sold	152,017	$1,388,001
Shares issued in reinvestment of dividends	49,794	441,676
Shares reacquired	(508,475)	(4,622,376)

Net increase (decrease) in shares outstanding before conversion	(306,664)	(2,792,699)
Shares reacquired upon conversion into Class A	(514,342)	(4,710,513)

Net increase (decrease) in shares outstanding	(821,006)	$(7,503,212)

Class C
Six months ended March 31, 2010:
Shares sold	29,027	$312,668
Shares issued in reinvestment of dividends	14,660	157,011
Shares reacquired	(153,935)	(1,673,934)

Net increase (decrease) in shares outstanding	(110,248)	$(1,204,255)

Year ended September 30, 2009:
Shares sold	112,265	$1,038,136
Shares issued in reinvestment of dividends	27,728	245,943
Shares reacquired	(428,680)	(3,965,304)

Net increase (decrease) in shares outstanding	(288,687)	$(2,681,225)

Class L
Six months ended March 31, 2010:
Shares sold	3,177	$34,583
Shares issued in reinvestment of dividends	10,635	113,577
Shares reacquired	(24,854)	(268,928)

Net increase (decrease) in shares outstanding	(11,042)	$(120,768)

Year ended September 30, 2009:
Shares sold	8,209	$76,909
Shares issued in reinvestment of dividends	20,611	182,205
Shares reacquired	(123,432)	(1,151,333)

Net increase (decrease) in shares outstanding	(94,612)	$(892,219)

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Class M	Shares	Amount
Six months ended March 31, 2010:
Shares sold	7,006	$75,440
Shares issued in reinvestment of dividends	4,162	44,576
Shares reacquired	(39,133)	(421,513)

Net increase (decrease) in shares outstanding before conversion	(27,965)	(301,497)
Shares reacquired upon conversion into Class A	(81,380)	(880,568)

Net increase (decrease) in shares outstanding	(109,345)	$(1,182,065)

Year ended September 30, 2009:
Shares sold	20,013	$181,769
Shares issued in reinvestment of dividends	14,862	131,828
Shares reacquired	(216,162)	(1,947,703)

Net increase (decrease) in shares outstanding before conversion	(181,287)	(1,634,106)
Shares reacquired upon conversion into Class A	(251,149)	(2,300,716)

Net increase (decrease) in shares outstanding	(432,436)	$(3,934,822)

Class R
Six months ended March 31, 2010:
Shares sold	689	$7,410
Shares issued in reinvestment of dividends	14	144
Shares reacquired	(9,095)	(99,041)

Net increase (decrease) in shares outstanding	(8,392)	$(91,487)

Year ended September 30, 2009:
Shares sold	5,614	$51,669
Shares issued in reinvestment of dividends	1,808	15,987
Shares reacquired	(78,639)	(767,325)

Net increase (decrease) in shares outstanding	(71,217)	$(699,669)

Class X
Six months ended March 31, 2010:
Shares sold	464	$5,044
Shares issued in reinvestment of dividends	2,642	28,295
Shares reacquired	(24,027)	(260,235)

Net increase (decrease) in shares outstanding before conversion	(20,921)	(226,896)
Shares reacquired upon conversion into Class A	(47,169)	(510,740)

Net increase (decrease) in shares outstanding	(68,090)	$(737,636)

Year ended September 30, 2009:
Shares sold	15,275	$134,639
Shares issued in reinvestment of dividends	7,417	65,790
Shares reacquired	(77,244)	(702,691)

Net increase (decrease) in shares outstanding before conversion	(54,552)	(502,262)
Shares reacquired upon conversion into Class A	(86,253)	(807,585)

Net increase (decrease) in shares outstanding	(140,805)	$(1,309,847)

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Class Z	Shares	Amount
Six months ended March 31, 2010:
Shares sold	786,675	$8,517,949
Shares issued in reinvestment of dividends	213,480	2,279,968
Shares reacquired	(784,452)	(8,487,285)

Net increase (decrease) in shares outstanding	215,703	$2,310,632

Year ended September 30, 2009:
Shares sold	1,958,310	$18,238,852
Shares issued in reinvestment of dividends	392,724	3,471,676
Shares reacquired	(3,211,902)	(30,082,559)

Net increase (decrease) in shares outstanding	(860,868)	$(8,372,031)

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The expiration date of the renewed SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series utilized the line of credit during the six months ended March 31, 2010. The balance for the 1 day the Fund had a loan outstanding during the period was $256,000 at an interest rate of 1.38%.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and

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Notes to Financial Statements

(Unaudited) continued

settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

MARCH 31, 2010	SEMIANNUAL REPORT

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.52

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	.77

Total from investment operations	.86

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	—

Total dividends and distributions	(.21)

Net asset value, end of period	$11.17

Total Return(b):	8.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$281,218
Average net assets (000)	$277,697
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.22	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.92	%(e)(f)
Net investment income	1.67	%(e)(f)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	87	%(g)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Prior to January 31, 2008, the distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class A. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.24%, 0.94% and 1.65%, respectively, for the six months ended March 31, 2010, 1.27%, 0.97% and 2.39%, respectively, for the year ended September 30, 2009 and 1.18%, 0.90% and 2.14%, respectively, for the year ended September 30, 2008.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2009(a)		2008(a)		2007(a)		2006(a)		2005(a)

$11.08		$14.62		$14.17		$14.00		$12.83

.22		.28		.29		.28		.21
(.48)		(2.46)		1.25		.79		1.12

(.26)		(2.18)		1.54		1.07		1.33

(.30)		(.30)		(.30)		(.22)		(.16)
—		(1.06)		(.79)		(.68)		—

(.30)		(1.36)		(1.09)		(.90)		(.16)

$10.52		$11.08		$14.62		$14.17		$14.00

(1.79)%		(16.22)%		11.34%		7.98%		10.41%

$276,469		$328,706		$436,337		$415,486		$424,341
$259,847		$390,410		$430,168		$415,508		$428,897

1.25	%(e)	1.16	%(d)(e)	1.10	%(d)	1.08	%(d)	1.09	%(d)
.95	%(e)	.88	%(e)	.85%		.83%		.84%
2.41	%(e)	2.16	%(e)	2.00%		2.05%		1.52%

259%		298%		226%		152%		119%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	111

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.78

Total from investment operations	.83

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$11.22

Total Return(b):	7.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,883
Average net assets (000)	$16,563
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.92	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.92	%(d)(e)
Net investment income	.97	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class B. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.94%, 0.94% and 0.95%, respectively, for the six months ended March 31, 2010, 1.97%, 0.97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, 0.90% and 1.42%, respectively, for the year ended September 30, 2008.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2009(a)		2008(a)		2007(a)	2006(a)	2005(a)

$11.04		$14.57		$14.11	$13.94	$12.78

.16		.18		.18	.18	.11
(.47)		(2.45)		1.26	.78	1.10

(.31)		(2.27)		1.44	.96	1.21

(.20)		(.20)		(.19)	(.11)	(.05)
—		(1.06)		(.79)	(.68)	—

(.20)		(1.26)		(.98)	(.79)	(.05)

$10.53		$11.04		$14.57	$14.11	$13.94

(2.49)%		(16.86)%		10.58%	7.14%	9.50%

$17,090		$26,977		$46,486	$52,601	$73,983
$18,440		$37,753		$50,122	$64,048	$88,854

1.95	%(d)	1.88	%(d)	1.85%	1.83%	1.84%
.95	%(d)	.88	%(d)	.85%	.83%	.84%
1.75	%(d)	1.44	%(d)	1.25%	1.29%	.77%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	113

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.78

Total from investment operations	.83

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$11.22

Total Return(b):	7.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,184
Average net assets (000)	$12,502
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.92	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.92	%(d)(e)
Net investment income	.97	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class C. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.94%, 0.94% and 0.95%, respectively, for the six months ended March 31, 2010, 1.97%, 0.97% and 1.70%, respectively, for the year ended September 30, 2009 and 1.90%, 0.90% and 1.42%, respectively, for the year ended September 30, 2008.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2009(a)		2008(a)		2007(a)	2006(a)	2005(a)

$11.04		$14.57		$14.11	$13.95	$12.78

.16		.18		.17	.18	.11
(.47)		(2.45)		1.27	.77	1.11

(.31)		(2.27)		1.44	.95	1.22

(.20)		(.20)		(.19)	(.11)	(.05)
—		(1.06)		(.79)	(.68)	—

(.20)		(1.26)		(.98)	(.79)	(.05)

$10.53		$11.04		$14.57	$14.11	$13.95

(2.49)%		(16.86)%		10.58%	7.14%	9.50%

$12,599		$16,393		$25,379	$13,287	$13,500
$12,415		$21,104		$19,954	$13,413	$14,221

1.95	%(d)	1.88	%(d)	1.85%	1.83%	1.84%
.95	%(d)	.88	%(d)	.85%	.83%	.84%
1.72	%(d)	1.44	%(d)	1.21%	1.30%	.78%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	115

Financial Highlights

(Unaudited) continued

	Class L

	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.54

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.78

Total from investment operations	.86

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$11.21

Total Return(c):	8.24%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,066
Average net assets (000)	$6,880
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.42	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.92	%(e)(f)
Net investment income	1.47	%(e)(f)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Commencement of operations.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class L. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.44%, 0.94% and 1.45%, respectively, for the six months ended March 31, 2010, 1.47%, 0.97% and 2.19%, respectively, for the year ended September 30, 2009 and 1.40%, 0.90% and 1.92%, respectively, for the year ended September 30, 2008.
(f)	Annualized.

See Notes to Financial Statements.

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Class L
Year Ended September 30,				March 26, 2007(b) through September 30, 2007(a)
2009(a)		2008(a)

$11.09		$14.62		$14.13

.21		.25		.12
(.49)		(2.46)		.37

(.28)		(2.21)		.49

(.27)		(.26)		—
—		(1.06)		—

(.27)		(1.32)		—

$10.54		$11.09		$14.62

(2.05)%		(16.41)%		3.47%

$6,762		$8,160		$11,874
$6,392		$10,201		$11,940

1.45	%(e)	1.38	%(e)	1.35	%(f)
.95	%(e)	.88	%(e)	.85	%(f)
2.21	%(e)	1.94	%(e)	1.62	%(f)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	117

Financial Highlights

(Unaudited) continued

	Class M

	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.78

Total from investment operations	.83

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$11.22

Total Return(c):	7.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,877
Average net assets (000)	$3,324
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.92	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.92	%(e)(f)
Net investment income	.96	%(e)(f)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Commencement of operations.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class M. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.94%, 0.94% and 0.94%, respectively, for the six months ended March 31, 2010, 1.97%, 0.97% and 1.78%, respectively, for the year ended September 30, 2009 and 1.90%, 0.90% and 1.40%, respectively, for the year ended September 30, 2008.
(f)	Annualized.

See Notes to Financial Statements.

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Class M
Year Ended September 30,				March 26, 2007(b) through September 30, 2007(a)
2009(a)		2008(a)

$11.04		$14.57		$14.12

.17		.18		.08
(.48)		(2.45)		.37

(.31)		(2.27)		.45

(.20)		(.20)		—
—		(1.06)		—

(.20)		(1.26)		—

$10.53		$11.04		$14.57

(2.49)%		(16.86)%		3.19%

$3,853		$8,812		$25,279
$5,042		$15,838		$29,898

1.95	%(e)	1.88	%(e)	1.85	%(f)
.95	%(e)	.88	%(e)	.85	%(f)
1.80	%(e)	1.42	%(e)	1.08	%(f)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	119

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.52

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.77

Total from investment operations	.85

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$11.18

Total Return(c):	8.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$90
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.42	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.92	%(f)(g)
Net investment income	1.44	%(f)(g)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Commencement of operations.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.
(f)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class R. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.44%, 0.94% and 1.42%, respectively, for the six months ended March 31, 2010, 1.47%, 0.97% and 2.23%, respectively, for the year ended September 30, 2009 and 1.40%, 0.90% and 1.92%, respectively, for the year ended September 30, 2008.
(g)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended September 30,						December 17, 2004(b) through September 30, 2005(a)
2009(a)		2008(a)		2007(a)	2006(a)

$11.09		$14.62		$14.16	$14.00	$13.53

.20		.25		.25	.24	.12
(.50)		(2.46)		1.27	.78	.35

(.30)		(2.21)		1.52	1.02	.47

(.27)		(.26)		(.27)	(.18)	—
—		(1.06)		(.79)	(.68)	—

(.27)		(1.32)		(1.06)	(.86)	—

$10.52		$11.09		$14.62	$14.16	$14.00

(2.24)%		(16.41)%		11.13%	7.70%	3.40%

$98		$893		$1,181	$1,015	$3
$506		$1,008		$1,105	$293	$2

1.45	%(f)	1.38	%(f)	1.35%	1.33%	1.34	%(g)
.95	%(f)	.88	%(f)	.85%	.83%	.84	%(g)
2.25	%(f)	1.94	%(f)	1.76%	1.94%	1.48	%(g)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	121

Financial Highlights

(Unaudited) continued

	Class X

	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.78

Total from investment operations	.83

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$11.22

Total Return(c):	7.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,916
Average net assets (000)	$2,181
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.92	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.92	%(e)(f)
Net investment income	.96	%(e)(f)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Commencement of operations.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class X. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.94%, 0.94% and 0.94%, respectively, for the six months ended March 31, 2010, 1.97%, 0.97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, 0.90% and 1.41%, respectively, for the year ended September 30, 2008.
(f)	Annualized.

See Notes to Financial Statements.

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Class X
Year Ended September 30,				March 26, 2007(b) through September 30, 2007(a)
2009(a)		2008(a)

$11.04		$14.57		$14.12

.16		.18		.08
(.47)		(2.45)		.37

(.31)		(2.27)		.45

(.20)		(.20)		—
—		(1.06)		—

(.20)		(1.26)		—

$10.53		$11.04		$14.57

(2.49)%		(16.86)%		3.19%

$2,516		$4,192		$7,157
$2,815		$5,838		$7,694

1.95	%(e)	1.88	%(e)	1.85	%(f)
.95	%(e)	.88	%(e)	.85	%(f)
1.75	%(e)	1.43	%(e)	1.09	%(f)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	123

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.58

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.77

Total from investment operations	.88

Less Dividends and Distributions:
Dividends from net investment income	(.24)
Distributions from net realized gains	—

Total dividends and distributions	(.24)

Net asset value, end of period	$11.22

Total Return(b):	8.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$111,083
Average net assets (000)	$105,726
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.92	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.92	%(d)(e)
Net investment income	1.97	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	As of March 23, 2007, the manager of the Series has agreed to reimburse up to 0.02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds 0.86% of the average daily net assets of Class Z. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 0.94%, 0.94% and 1.95%, respectively, for the six months ended March 31, 2010, 0.97%, 0.97% and 2.69%, respectively, for the year ended September 30, 2009 and 0.90%, 0.90% and 2.42%, respectively, for the year ended September 30, 2008.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,
2009(a)		2008(a)		2007(a)	2006(a)	2005(a)

$11.15		$14.71		$14.25	$14.08	$12.90

.25		.31		.32	.32	.24
(.48)		(2.47)		1.27	.78	1.13

(.23)		(2.16)		1.59	1.10	1.37

(.34)		(.34)		(.34)	(.25)	(.19)
—		(1.06)		(.79)	(.68)	—

(.34)		(1.40)		(1.13)	(.93)	(.19)

$10.58		$11.15		$14.71	$14.25	$14.08

(1.47)%		(16.03)%		11.64%	8.29%	10.63%

$102,402		$117,549		$156,599	$164,649	$173,188
$93,145		$140,799		$163,110	$168,165	$176,256

.95	%(d)	.88	%(d)	.85%	.83%	.84%
.95	%(d)	.88	%(d)	.85%	.83%	.84%
2.71	%(d)	2.44	%(d)	2.25%	2.30%	1.76%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	125

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	123,240,410.836	1,700,825.331

Linda W. Bynoe	123,157,644.037	1,783,592.130

Michael S. Hyland	123,201,323.318	1,739,912.849

Douglas H. McCorkindale	123,074,984.328	1,866,251.839

Stephen P. Munn	123,216,742.859	1,724,493.308

Richard A. Redeker	123,225,795.108	1,715,441.059

Robin B. Smith	123,040,042.169	1,901,193.998

Stephen G. Stoneburn	123,252,589.748	1,688,646.419

Judy A. Rice	123,218,596.264	1,722,639.903

Scott E. Benjamin	123,212,247.295	1,728,988.872

*	Results are for all funds within the same investment company.

126	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc. Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102 Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Asset Allocation Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PIBAX	PBFBX	PABCX	N/A	DAAMX	PALRX	N/A	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E586	74437E578	74437E636	74437E560	74437E859

MF185E2     0179208-00001-00

SEMIANNUAL REPORT	MARCH 31, 2010

Prudential Jennison

Growth Fund

(Formerly known as Jennison Growth Fund)

Fund Type Large-cap stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements

as of March 31, 2010, were not audited

and, accordingly, no auditor’s opinion is

expressed on them.

Prudential Investments, Prudential Financial,

the Rock Prudential logo, Jennison Associates,

and Jennison are registered service marks of The

Prudential Insurance Company of America,

Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Growth Fund to the Prudential Jennison Growth Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.11%; Class B, 1.81%; Class C, 1.81%; Class R, 1.56%; Class Z, 0.81%. Net operating expenses apply to: Class A, 1.11%; Class B, 1.81%; Class C, 1.81%; Class R, 1.31%; Class Z, 0.81%, after contractual reduction through 1/31/2011 for Class R shares.

Cumulative Total Returns (without sales charges) as of 3/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	12.47%	47.47%	24.25%	–32.11%	—
Class B	12.04	46.41	19.79	–36.92	—
Class C	12.26	46.71	20.03	–36.79	—
Class R	12.31	47.15	23.26	N/A	18.22% (12/17/04)
Class Z	12.65	47.90	25.99	–30.31	—
Russell 1000 Growth Index	12.96	49.75	18.31	-34.96	—
S&P 500 Index	11.75	49.73	9.97	-6.35	—
Lipper Average	11.48	46.16	14.35	-24.24	—

Average Annual Total Returns (with sales charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		39.36%	3.26%	–4.34%	—
Class B		41.41	3.50	–4.50	—
Class C		45.71	3.72	–4.48	—
Class R		47.15	4.27	N/A	3.22% (12/17/04)
Class Z		47.90	4.73	–3.55	—
Russell 1000 Growth Index		49.75	3.42	-4.21	—
S&P 500 Index		49.73	1.92	-0.65	—
Lipper Average		46.16	2.64	-3.11	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 13.48% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is 2.44% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 7.61% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 1.41% for Class R.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 9.78% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 1.71% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/10 (excluding short-term investments)
Apple, Inc., Computers & Peripherals	5.1%
Google, Inc. (Class A Stock), Internet Software & Services	4.0
Amazon.com, Inc., Internet & Catalog Retail	3.9
Microsoft Corp., Software	3.4
Visa, Inc. (Class A Stock), IT Services	3.0

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/10 (excluding short-term investments)
Computers & Peripherals	10.0%
Software	8.2
IT Services	5.9
Internet Software & Services	5.7
Communications Equipment	5.6

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2009, at the beginning of the period, and held through the six-month period ended March 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,124.70	1.11%	$5.88
	Hypothetical	$1,000.00	$1,019.40	1.11%	$5.59

Class B	Actual	$1,000.00	$1,120.40	1.81%	$9.57
	Hypothetical	$1,000.00	$1,015.91	1.81%	$9.10

Class C	Actual	$1,000.00	$1,122.60	1.81%	$9.58
	Hypothetical	$1,000.00	$1,015.91	1.81%	$9.10

Class R	Actual	$1,000.00	$1,123.10	1.31%	$6.93
	Hypothetical	$1,000.00	$1,018.40	1.31%	$6.59

Class Z	Actual	$1,000.00	$1,126.50	0.81%	$4.29
	Hypothetical	$1,000.00	$1,020.89	0.81%	$4.08

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2010, and divided by the 365 days in the Fund's fiscal year ending September 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS

Aerospace & Defense 4.1%
346,110	Boeing Co. (The)	$25,131,047
232,280	Precision Castparts Corp.	29,432,199
354,000	United Technologies Corp.	26,057,940

		80,621,186

Auto Components 1.2%
724,300	Johnson Controls, Inc.	23,894,657

Biotechnology 4.2%
513,300	Celgene Corp.(a)	31,804,068
861,700	Gilead Sciences, Inc.(a)	39,190,116
315,600	Vertex Pharmaceuticals, Inc.(a)(b)	12,898,572

		83,892,756

Capital Markets 4.7%
1,529,500	Charles Schwab Corp. (The)(b)	28,586,355
260,800	Goldman Sachs Group, Inc. (The)	44,500,304
671,600	Morgan Stanley	19,671,164

		92,757,823

Chemicals 1.4%
121,900	Monsanto Co.	8,706,098
218,800	Praxair, Inc.(b)	18,160,400

		26,866,498

Communications Equipment 5.6%
1,705,100	Cisco Systems, Inc.(a)	44,383,753
1,086,200	Juniper Networks, Inc.(a)(b)	33,324,616
779,200	QUALCOMM, Inc.	32,718,608

		110,426,977

Computers & Peripherals 10.0%
430,847	Apple, Inc.(a)	101,218,886
1,125,100	Hewlett-Packard Co.	59,799,065
1,102,300	NetApp, Inc.(a)(b)	35,890,888

		196,908,839

Diversified Financial Services 1.7%
728,000	JPMorgan Chase & Co.	32,578,000

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments 1.0%
572,142	Agilent Technologies, Inc.(a)(b)	$19,675,963

Energy Equipment & Services 2.9%
912,280	Schlumberger Ltd.	57,893,289

Food & Staples Retailing 1.7%
463,400	Costco Wholesale Corp.(b)	27,669,614
164,800	Whole Foods Market, Inc.(a)(b)	5,957,520

		33,627,134

Food Products 2.5%
647,200	Kraft Foods, Inc.	19,571,328
166,200	Mead Johnson Nutrition Co.	8,647,386
688,000	Unilever PLC (United Kingdom)	20,202,130

		48,420,844

Healthcare Equipment & Supplies 3.6%
191,650	Alcon, Inc.	30,962,974
701,800	Baxter International, Inc.	40,844,760

		71,807,734

Healthcare Providers & Services 3.7%
198,400	Express Scripts, Inc.(a)	20,189,184
824,500	Medco Health Solutions, Inc.(a)	53,229,720

		73,418,904

Hotels, Restaurants & Leisure 1.6%
757,788	Marriott International, Inc. (Class A Stock)(b)	23,885,478
324,300	Starbucks Corp.(a)	7,870,761

		31,756,239

Household Products 1.4%
313,500	Colgate-Palmolive Co.	26,729,010

Internet & Catalog Retail 3.9%
572,900	Amazon.com, Inc.(a)	77,759,717

Internet Software & Services 5.7%
31,339	Baidu, Inc. (China), ADR(a)(b)	18,709,383
138,377	Google, Inc. (Class A Stock)(a)	78,461,143
723,300	Tencent Holdings Ltd. (China)	14,513,976

		111,684,502

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 5.9%
223,300	Mastercard, Inc. (Class A Stock)(b)	$56,718,200
659,100	Visa, Inc. (Class A Stock)	59,997,873

		116,716,073

Life Sciences, Tools & Services 0.6%
298,900	Illumina, Inc.(a)(b)	11,627,210

Machinery 0.9%
297,460	Cummins, Inc.	18,427,647

Media 2.3%
1,306,199	Walt Disney Co. (The)	45,599,407

Multiline Retail 2.1%
390,970	Dollar General Corp.(a)	9,871,992
584,800	Target Corp.	30,760,480

		40,632,472

Oil, Gas & Consumable Fuels 3.5%
598,500	Occidental Petroleum Corp.	50,597,190
442,600	Southwestern Energy Co.(a)	18,022,672

		68,619,862

Pharmaceuticals 5.5%
829,900	Mylan, Inc.(a)(b)	18,847,029
170,800	Novartis AG (Switzerland), ADR(b)	9,240,280
447,000	Roche Holding AG (Switzerland), ADR	18,112,440
353,900	Shire PLC (Ireland), ADR(b)	23,343,244
633,700	Teva Pharmaceutical Industries Ltd. (Israel), ADR(b)	39,973,796

		109,516,789

Road & Rail 1.4%
382,500	Union Pacific Corp.	28,037,250

Semiconductors & Semiconductor Equipment 1.8%
9,281	Cree, Inc.(a)(b)	651,712
1,577,500	Intel Corp.	35,115,150

		35,766,862

Software 8.2%
1,298,500	Adobe Systems, Inc.(a)	45,927,945
2,325,700	Microsoft Corp.	68,073,239

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
359,755	Salesforce.com, Inc.(a)(b)	$26,783,760
426,290	SolarWinds, Inc.(a)(b)	9,233,441
219,800	VMware, Inc. (Class A Stock)(a)	11,715,340

		161,733,725

Specialty Retail 2.7%
574,900	Home Depot, Inc. (The)(b)	18,598,015
852,800	Staples, Inc.	19,946,992
317,318	Tiffany & Co.	15,069,432

		53,614,439

Textiles, Apparel & Luxury Goods 3.1%
414,480	Coach, Inc.	16,380,250
619,740	NIKE, Inc. (Class B Stock)(b)	45,550,890

		61,931,140

	Total long-term investments (cost $1,360,458,330)	1,952,942,948

SHORT-TERM INVESTMENT 15.3%

Affiliated Money Market Mutual Fund
302,190,668	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $302,190,668; includes $298,170,015 of cash collateral received for securities on loan) (Note 3)(c)(d)	302,190,668

	Total Investments 114.2% (cost $1,662,648,998; Note 5)	2,255,133,616
	Liabilities in excess of other assets (14.2%)	(281,266,750)

	Net Assets 100.0%	$1,973,866,866

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $289,861,992; cash collateral of $298,170,015 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,952,942,948	$—	$—
Affiliated Money Market Mutual Fund	302,190,668	—	—

	2,255,133,616	—	—
Other Financial Instruments*	—	—	—

Total	$2,255,133,616	$—	$ —

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and March 31, 2010, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 15.1% of collateral received for securities on loan)	15.3%
Computers & Peripherals	10.0
Software	8.2
IT Services	5.9
Internet Software & Services	5.7
Communications Equipment	5.6
Pharmaceuticals	5.5
Capital Markets	4.7
Biotechnology	4.2
Aerospace & Defense	4.1
Internet & Catalog Retail	3.9

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	11

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Industry (cont’d.)
Healthcare Providers & Services	3.7%
Healthcare Equipment & Supplies	3.6
Oil, Gas & Consumable Fuels	3.5
Textiles, Apparel & Luxury Goods	3.1
Energy Equipment & Services	2.9
Specialty Retail	2.7
Food Products	2.5
Media	2.3
Multiline Retail	2.1
Semiconductors & Semiconductor Equipment	1.8
Diversified Financial Services	1.7
Food & Staples Retailing	1.7
Hotels, Restaurants & Leisure	1.6
Chemicals	1.4
Household Products	1.4
Road & Rail	1.4
Auto Components	1.2
Electronic Equipment & Instruments	1.0
Machinery	0.9
Life Sciences, Tools & Services	0.6

114.2
Liabilities in excess of other assets	(14.2)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

March 31, 2010	SEMIANNUAL REPORT

Prudential Jennison Growth Fund

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $289,861,992:
Unaffiliated investments (cost $1,360,458,330)	$1,952,942,948
Affiliated investments (cost $302,190,668)	302,190,668
Cash	2,439,045
Receivable for investments sold	27,461,621
Receivable for Series shares sold	3,324,120
Dividends receivable	2,090,109
Foreign tax reclaim receivable	513,361
Prepaid expenses	16,257

Total assets	2,290,978,129

Liabilities
Payable to broker for collateral for securities on loan	298,170,015
Payable for investments purchased	13,088,708
Payable for Series shares reacquired	3,254,152
Management fee payable	957,089
Accrued expenses	875,951
Affiliated transfer agent fee payable	378,951
Distribution fee payable	378,846
Deferred directors’ fees	7,551

Total liabilities	317,111,263

Net Assets	$1,973,866,866

Net assets were comprised of:
Common stock, at par	$117,653
Paid-in capital in excess of par	2,837,691,258

2,837,808,911
Accumulated net investment loss	(657,174)
Accumulated net realized loss on investments and foreign currency transactions	(1,455,769,489)
Net unrealized appreciation on investments and foreign currencies	592,484,618

Net assets, March 31, 2010	$1,973,866,866

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,068,090,644 ÷ 64,007,968 shares of common stock issued and outstanding)	$16.69
Maximum sales charge (5.50% of offering price)	0.97

Maximum offering price to public	$17.66

Class B
Net asset value, offering price and redemption price per share
($53,569,343 ÷ 3,597,598 shares of common stock issued and outstanding)	$14.89

Class C
Net asset value, offering price and redemption price per share
($71,682,265 ÷ 4,806,003 shares of common stock issued and outstanding)	$14.92

Class R
Net asset value, offering price and redemption price per share
($8,509,294 ÷ 554,949 shares of common stock issued and outstanding)	$15.33

Class Z
Net asset value, offering price and redemption price per share
($772,015,320 ÷ 44,686,237 shares of common stock issued and outstanding)	$17.28

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	15

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $251,108)	$9,149,253
Affiliated income from securities loaned, net	111,979
Affiliated dividend income	21,345

Total income	9,282,577

Expenses
Management fee	5,434,221
Distribution fee—Class A	1,541,611
Distribution fee—Class B	280,114
Distribution fee—Class C	314,617
Distribution fee—Class R	17,648
Transfer agent’s fees and expenses (including affiliated expense of $778,300)	1,829,000
Reports to shareholders	95,000
Custodian’s fees and expenses	86,000
Directors’ fees	37,000
Registration fees	35,000
Insurance	24,000
Legal fees and expenses	18,000
Audit fee	11,000
Commitment fee	8,000
Miscellaneous expenses	9,561

Total expenses	9,740,772

Net investment loss	(458,195)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	129,829,910
Foreign currency transactions	(92,614)

129,737,296

Net change in unrealized appreciation (depreciation) on:
Investments	89,018,706
Foreign currencies	11,482

89,030,188

Net gain on investments and foreign currencies	218,767,484

Net Increase In Net Assets Resulting From Operations	$218,309,289

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(458,195)	$3,044,726
Net realized gain (loss) on investments and foreign currency transactions	129,737,296	(172,131,798)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	89,030,188	163,585,404

Net increase (decrease) in net assets resulting from operations	218,309,289	(5,501,668)

Dividends (Note 1)
Dividends from net investment income:
Class A	—	(917,293)
Class R	—	(867)
Class Z	—	(2,220,096)

	—	(3,138,256)

Tax return of capital distributions:
Class A	—	(58,899)
Class R	—	(55)
Class Z	—	(142,551)

	—	(201,505)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	151,611,350	277,831,506
Net asset value of shares issued in reinvestment of dividends	—	3,261,143
Cost of shares reacquired	(177,104,395)	(588,896,885)

Net decrease in net assets from Series share transactions	(25,493,045)	(307,804,236)

Capital Contributions (Note 6)
Proceeds from third party regulatory settlement	2,445,247	—

Total increase (decrease)	195,261,491	(316,645,665)

Net Assets
Beginning of period	1,778,605,375	2,095,251,040

End of period	$1,973,866,866	$1,778,605,375

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Jennison Growth Fund (formerly Jennison Growth Fund) (the “Series”), Prudential Jennison Equity Opportunity Fund (formerly Jennison Equity Opportunity Fund) and Prudential Asset Allocation Fund (formerly Dryden Asset Allocation Fund) which are diversified funds and Prudential Growth Allocation Fund (formerly JennisonDryden Growth Allocation Fund), Prudential Moderate Allocation Fund (formerly JennisonDryden Moderate Allocation Fund) and Prudential Conservative Allocation Fund (formerly JennisonDryden Conservative Allocation Fund) which are non-diversified funds. These financial statements relate to the Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and

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before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), realized and unrealized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Company’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

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Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.600% of the Series’ average daily net assets up to $300 million, 0.575% of the next $2.7 billion and 0.550% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was 0.58% of the Series’ average daily net assets for the six months ended March 31, 2010.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received $104,902 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2010, it received $228, $48,706 and $1,806 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of 0.13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share

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redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2010, the Series incurred approximately $470,300 in total networking fees, of which approximately $66,700 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2010, PIM has been compensated approximately $41,400 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of the Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2010 were $739,923,847 and $770,433,014, respectively.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,687,677,217	$570,940,679	$(3,484,280)	$567,456,399

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2009 of approximately $1,504,491,000 of which $442,788,000 expires in 2010, $827,428,000 expires in 2011, $68,190,000 expires in 2012 and $166,085,000 expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. It is uncertain whether, the Series will be able to realize the full benefit prior to the expiration date.

The Series has elected to treat post-October capital losses of approximately $55,987,000 and post-October currency losses of approximately $191,000 incurred in the eleven months ended September 30, 2009 as having been incurred in the next fiscal year (September 30, 2010).

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12

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months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 6.25 billion shares of $.001 par value common stock of the Company authorized which are divided into six series. There are 1.25 billion shares authorized for the Series divided into five classes, designated Class A, Class B, Class C, Class R and Class Z shares, each of which consists of 208,333,333 authorized shares. The Series also may offer Class I shares, of which 208,333,333 shares are authorized, but none are currently issued and outstanding. As of March 31, 2010, Prudential Investments Fund Management LLC owned 193 shares of Class R shares of the Series.

For the six months ended March 31, 2010, the Series received $2,445,247 related to a third-party’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Series’ Statement of Changes in Net Assets.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	4,316,032	$67,678,782
Shares reacquired	(6,602,762)	(104,218,275)

Net increase (decrease) in shares outstanding before conversion	(2,286,730)	(36,539,493)
Shares issued upon conversion from Class B	271,431	4,396,392

Net increase (decrease) in shares outstanding	(2,015,299)	$(32,143,101)

Year ended September 30, 2009:
Shares sold	9,574,420	$115,819,615
Shares issued in reinvestment of dividends	68,086	906,213
Shares reacquired	(20,112,906)	(240,976,222)

Net increase (decrease) in shares outstanding before conversion	(10,470,400)	(124,250,394)
Shares issued upon conversion from Class B	1,592,079	19,022,996

Net increase (decrease) in shares outstanding	(8,878,321)	$(105,227,398)

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended March 31, 2010:
Shares sold	131,908	$1,860,870
Shares reacquired	(470,372)	(6,673,264)

Net increase (decrease) in shares outstanding before conversion	(338,464)	(4,812,394)
Shares reacquired upon conversion into Class A	(303,867)	(4,396,392)

Net increase (decrease) in shares outstanding	(642,331)	$(9,208,786)

Year ended September 30, 2009:
Shares sold	398,689	$4,339,270
Shares reacquired	(973,240)	(10,427,872)

Net increase (decrease) in shares outstanding before conversion	(574,551)	(6,088,602)
Shares reacquired upon conversion into Class A	(1,772,685)	(19,022,996)

Net increase (decrease) in shares outstanding	(2,347,236)	$(25,111,598)

Class C
Six months ended March 31, 2010:
Shares sold	1,131,875	$16,454,724
Shares reacquired	(443,447)	(6,248,524)

Net increase (decrease) in shares outstanding	688,428	$10,206,200

Year ended September 30, 2009:
Shares sold	702,848	$7,759,502
Shares reacquired	(932,912)	(10,129,582)

Net increase (decrease) in shares outstanding	(230,064)	$(2,370,080)

Class R
Six months ended March 31, 2010:
Shares sold	224,102	$3,284,989
Shares reacquired	(92,904)	(1,358,695)

Net increase (decrease) in shares outstanding	131,198	$1,926,294

Year ended September 30, 2009:
Shares sold	291,958	$3,360,599
Shares issued in reinvestment of dividends	75	922
Shares reacquired	(99,033)	(1,138,666)

Net increase (decrease) in shares outstanding	193,000	$2,222,855

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Class Z	Shares	Amount
Six months ended March 31, 2010:
Shares sold	3,808,024	$62,331,985
Shares reacquired	(3,581,690)	(58,605,637)

Net increase (decrease) in shares outstanding	226,334	$3,726,348

Year ended September 30, 2009:
Shares sold	11,686,332	$146,552,520
Shares issued in reinvestment of dividends	171,201	2,354,008
Shares reacquired	(25,673,367)	(326,224,543)

Net increase (decrease) in shares outstanding	(13,815,834)	$(177,318,015)

Note 7. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Series and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.84

Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.84

Total from investment operations	1.83

Less Dividends:
Dividends from net investment income	—
Tax return of capital distributions	—

Total distributions	—

Capital Contributions	0.02

Net asset value, end of period	$16.69

Total Return(c):	12.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,068,091
Average net assets (000)	$1,030,380
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.11	%(g)
Expenses, excluding distribution and service (12b-1) fees	0.81	%(g)
Net investment income (loss)	(0.12	)%(g)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	40	%(h)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares through January 31, 2008.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	Less than .005%
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class A
Year Ended September 30,
2009	2008		2007		2006		2005

$14.43	$18.22		$15.78		$15.31		$12.84

0.01	(0.01)		—	(b)	(0.03)		0.01
0.41	(3.78)		2.44		0.50		2.46

0.42	(3.79)		2.44		0.47		2.47

(0.01)	—	(b)	—		—		—
— (b)	—		—		—		—

(0.01)	—	(b)	—		—		—

—	—		—		—		—

$14.84	$14.43		$18.22		$15.78		$15.31

2.95%	(20.78)%		15.46%		3.07%		19.24%

$979,671	$1,081,148		$1,566,814		$1,481,913		$1,348,039
$837,882	$1,374,025		$1,525,634		$1,393,481		$1,258,500

1.13%	1.08	%(d)	1.02	%(d)	1.04	%(d)	1.06	%(d)
0.83%	0.80%		0.77%		0.79%		0.81%
0.10%	(0.04)%		—	(f)	(0.18)%		0.04%

74%	83%		63%		72%		57%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.29

Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64

Total from investment operations	1.58

Capital Contributions	0.02

Net asset value, end of period	$14.89

Total Return(b):	12.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$53,569
Average net assets (000)	$56,169
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.81	%(d)
Expenses, excluding distribution and service (12b-1) fees	0.81	%(d)
Net investment loss	(0.81	)%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class B
Year Ended September 30,
2009	2008	2007	2006	2005

$13.00	$16.53	$14.42	$14.09	$11.90

(0.06)	(0.12)	(0.12)	(0.13)	(0.09)
0.35	(3.41)	2.23	0.46	2.28

0.29	(3.53)	2.11	0.33	2.19

—	—	—	—	—

$13.29	$13.00	$16.53	$14.42	$14.09

2.23%	(21.36)%	14.63%	2.34%	18.40%

$56,336	$85,641	$163,232	$243,951	$371,561
$57,781	$127,973	$205,950	$322,042	$439,078

1.83%	1.80%	1.77%	1.79%	1.81%
0.83%	0.80%	0.77%	0.79%	0.81%
(0.57)%	(0.75)%	(0.75)%	(0.91)%	(0.66)%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.29

Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.67

Total from investment operations	1.61

Capital Contributions	0.02

Net asset value, end of period	$14.92

Total Return(b):	12.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$71,682
Average net assets (000)	$63,088
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.81	%(d)
Expenses, excluding distribution and service (12b-1) fees	0.81	%(d)
Net investment loss	(0.81	)%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C
Year Ended September 30,
2009	2008	2007	2006	2005

$13.00	$16.53	$14.42	$14.09	$11.90

(0.07)	(0.12)	(0.12)	(0.14)	(0.08)
0.36	(3.41)	2.23	0.47	2.27

0.29	(3.53)	2.11	0.33	2.19

—	—	—	—	—

$13.29	$13.00	$16.53	$14.42	$14.09

2.23%	(21.36)%	14.63%	2.34%	18.40%

$54,710	$56,527	$78,280	$83,123	$86,198
$46,097	$70,987	$79,797	$87,385	$91,313

1.83%	1.80%	1.77%	1.79%	1.81%
0.83%	0.80%	0.77%	0.79%	0.81%
(0.60)%	(0.76)%	(0.75)%	(0.99)%	(0.61)%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended March 31, 2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$13.65

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.68

Total from investment operations	1.66

Less Dividends:
Dividends from net investment income	—
Tax return of capital distributions	—

Total distributions	—

Capital Contributions	0.02

Net asset value, end of period	$15.33

Total Return(c):	12.31%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,509
Average net assets (000)	$7,077
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.31	%(g)
Expenses, excluding distribution and service (12b-1) fees	0.81	%(g)
Net investment loss	(0.32	)%(g)

(a)	Inception date of Class R shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.
(g)	Annualized.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class R
Year Ended September 30,				December 17, 2004(a) through September 30, 2005
2009	2008	2007	2006

$13.29	$16.80	$14.59	$14.15	$12.97

(0.01)	(0.04)	(0.03)	(0.06)	(0.05)
0.37	(3.47)	2.24	0.50	1.23

0.36	(3.51)	2.21	0.44	1.18

— (h)	—	—	—	—
— (h)	—	—	—	—

— (h)	—	—	—	—

—	—	—	—	—

$13.65	$13.29	$16.80	$14.59	$14.15

2.73%	(20.89)%	15.15%	3.11%	9.10%

$5,784	$3,067	$2,977	$179,270 (d)	$2,727	(d)
$3,608	$3,165	$1,849	$54,657 (d)	$2,528	(d)

1.33%	1.30%	1.27%	1.29%	1.31	%(g)
0.83%	0.80%	0.77%	0.79%	0.81	%(g)
(0.12)%	(0.26)%	(0.20)%	(0.47)%	(0.52	)%(g)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.34

Income (loss) from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.91

Total from investment operations	1.92

Less Dividends:
Dividends from net investment income	—
Tax return of capital distributions	—

Total distributions	—

Capital Contributions	0.02

Net asset value, end of period	$17.28

Total Return(b):	12.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$772,015
Average net assets (000)	$725,457
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	0.81	%(e)
Expenses, excluding distribution and service (12b-1) fees	0.81	%(e)
Net investment income	0.18	%(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Less than $.005 per share
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class Z
Year Ended September 30,
2009	2008	2007	2006	2005

$14.91	$18.80	$16.25	$15.72	$13.15

0.05	0.04	0.04	0.01	0.04
0.42	(3.89)	2.51	0.52	2.53

0.47	(3.85)	2.55	0.53	2.57

(0.04)	(0.04)	—	—	—
— (d)	—	—	—	—

(0.04)	(0.04)	—	—	—

—	—	—	—	—

$15.34	$14.91	$18.80	$16.25	$15.72

3.20%	(20.51)%	15.69%	3.37%	19.54%

$682,104	$868,869	$1,100,959	$1,182,040	$1,393,365
$679,423	$1,026,959	$1,134,856	$1,305,889	$1,324,754

0.83%	0.80%	0.77%	0.79%	0.81%
0.83%	0.80%	0.77%	0.79%	0.81%
0.41%	0.24%	0.25%	0.08%	0.28%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	37

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	123,240,410.836	1,700,825.331

Linda W. Bynoe	123,157,644.037	1,783,592.130

Michael S. Hyland	123,201,323.318	1,739,912.849

Douglas H. McCorkindale	123,074,984.328	1,866,251.839

Stephen P. Munn	123,216,742.859	1,724,493.308

Richard A. Redeker	123,225,795.108	1,715,441.059

Robin B. Smith	123,040,042.169	1,901,193.998

Stephen G. Stoneburn	123,252,589.748	1,688,646.419

Judy A. Rice	123,218,596.264	1,722,639.903

Scott E. Benjamin	123,212,247.295	1,728,988.872

*	Results are for all funds within the same investment company.

38	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    0179286-00001-00

SEMIANNUAL REPORT	MARCH 31, 2010

Prudential Jennison Equity Opportunity Fund

(Formerly known as Jennison Equity Opportunity Fund)

Fund Type Multi-cap stock Objective Long-term growth of capital

This report is not authorized for distribution

to prospective investors unless preceded or

accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings

are for the period covered by this report and are

subject to change thereafter.

The accompanying financial statements

as of March 31, 2010, were not audited and,

accordingly, no auditor’s opinion is expressed

on them.

Prudential Investments, Prudential Financial,

the Rock Prudential logo, Jennison Associates,

and Jennison are registered service marks of The

Prudential Insurance Company of America,

Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Equity Opportunity Fund to the Prudential Jennison Equity Opportunity Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.20%; Class B, 1.90%; Class C, 1.90%; Class R, 1.65%; Class Z, 0.90%. Net operating expenses apply to: Class A, 1.20%; Class B, 1.90%; Class C, 1.90%; Class R, 1.40%; Class Z, 0.90%, after contractual reduction through 1/31/2011.

Cumulative Total Returns (Without Sales Charges) as of 3/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	10.28%	57.97%	19.27%	92.51%	—
Class B	9.87	56.89	14.99	78.86	—
Class C	9.87	56.89	14.99	78.86	—
Class R	10.15	57.72	17.95	N/A	16.75% (12/17/04)
Class Z	10.40	58.60	20.98	97.50	—
S&P 500 Index	11.75	49.73	9.97	–6.35	—
Lipper Average	11.01	52.56	12.74	24.40	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		49.28%	2.42%	6.17%	—
Class B		51.89	2.71	5.99	—
Class C		55.89	2.83	5.99	—
Class R		57.72	3.36	N/A	2.97% (12/17/04)
Class Z		58.60	3.88	7.04	—
S&P 500 Index		49.73	1.92	–0.65	—
Lipper Average		52.56	2.33	1.70	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2	Visit our website at www.prudentialfunds.com

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 7.61% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 1.41% for Class R.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 10.52% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 1.82% for Class R.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/10
Pfizer, Inc., Pharmaceuticals	2.2%
Wal-Mart Stores, Inc., Food & Staples Retailing	2.1
Travelers Cos., Inc. (The), Insurance	2.1
Viacom, Inc. (Class B Stock), Media	2.0
Time Warner Cable, Inc., Media	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/10
Media	9.1%
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	7.2
Insurance	6.4
Food Products	5.0

Industry weightings reflect only long-term investments and are subject to change.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2009, at the beginning of the period, and held through the six-month period ended March 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,102.80	1.20%	$6.29
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04

Class B	Actual	$1,000.00	$1,098.70	1.90%	$9.94
	Hypothetical	$1,000.00	$1,015.46	1.90%	$9.55

Class C	Actual	$1,000.00	$1,098.70	1.90%	$9.94
	Hypothetical	$1,000.00	$1,015.46	1.90%	$9.55

Class R	Actual	$1,000.00	$1,101.50	1.40%	$7.34
	Hypothetical	$1,000.00	$1,017.95	1.40%	$7.04

Class Z	Actual	$1,000.00	$1,104.00	0.90%	$4.72
	Hypothetical	$1,000.00	$1,020.44	0.90%	$4.53

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	5

Portfolio of Investments

as of March 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS

Aerospace & Defense 1.2%
101,020	Teledyne Technologies, Inc.(a)	$4,169,095

Air Freight & Logistics 1.2%
148,302	Hub Group, Inc. (Class A Stock)(a)	4,149,490

Airlines 2.6%
259,000	Delta Air Lines, Inc.(a)(b)	3,778,810
873,700	JetBlue Airways Corp.(a)(b)	4,875,246

		8,654,056

Auto Components 2.7%
135,792	Gentex Corp.(b)	2,637,081
81,000	Lear Corp.(a)	6,427,350

		9,064,431

Biotechnology 2.8%
95,300	Amgen, Inc.(a)	5,695,128
80,300	Gilead Sciences, Inc.(a)	3,652,044

		9,347,172

Capital Markets 4.6%
293,500	Charles Schwab Corp. (The)	5,485,515
31,100	Goldman Sachs Group, Inc. (The)	5,306,593
128,700	Lazard Ltd. (Class A Stock)	4,594,590

		15,386,698

Chemicals 2.4%
89,300	Celanese Corp. (Class A Stock)	2,844,205
405,800	Ferro Corp.	3,566,982
20,900	Monsanto Co.	1,492,678

		7,903,865

Commercial Services & Supplies 1.5%
172,164	Republic Services, Inc.	4,996,199

Communications Equipment 2.6%
237,700	Cisco Systems, Inc.(a)	6,187,331
86,700	CommScope, Inc.(a)	2,429,334

		8,616,665

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals 1.8%
398,000	Dell, Inc.(a)	$5,973,980

Diversified Consumer Services 1.8%
78,000	Career Education Corp.(a)(b)	2,467,920
116,000	H&R Block, Inc.	2,064,800
61,900	Weight Watchers International, Inc.	1,580,307

		6,113,027

Diversified Financial Services 3.1%
272,127	Bank of America Corp.	4,857,467
124,000	JPMorgan Chase & Co.	5,549,000

		10,406,467

Energy Equipment & Services 3.3%
85,800	Schlumberger Ltd.	5,444,868
129,000	Smith International, Inc.	5,523,780

		10,968,648

Food & Staples Retailing 2.1%
126,950	Wal-Mart Stores, Inc.	7,058,420

Food Products 5.0%
80,600	Bunge Ltd.	4,967,378
228,000	ConAgra Foods, Inc.	5,715,960
108,740	Kraft Foods, Inc.	3,288,298
152,900	Tyson Foods, Inc. (Class A Stock)	2,928,035

		16,899,671

Healthcare Equipment & Supplies 0.8%
16,750	Alcon, Inc.	2,706,130

Healthcare Providers & Services 0.8%
40,700	Medco Health Solutions, Inc.(a)	2,627,592

Hotels Restaurants & Leisure 2.5%
567,286	Pinnacle Entertainment, Inc.(a)	5,525,366
71,500	Yum! Brands, Inc.	2,740,595

		8,265,961

Household Durables 1.4%
202,200	Ryland Group, Inc.	4,537,368

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders 1.2%
194,700	NRG Energy, Inc.(a)	$4,069,230

Insurance 6.4%
196,200	Axis Capital Holdings Ltd.	6,133,212
154,100	Marsh & McLennan Cos., Inc.	3,763,122
12,700	Primerica, Inc.(a)	190,500
81,500	Symetra Financial Corp.(a)	1,074,170
128,800	Travelers Cos., Inc. (The)	6,947,472
122,100	Validus Holdings Ltd.	3,361,413

		21,469,889

Internet Software & Services 4.5%
160,900	Akamai Technologies, Inc.(a)(b)	5,053,869
185,850	IAC/InterActiveCorp.(a)	4,226,229
221,400	VeriSign, Inc.(a)(b)	5,758,614

		15,038,712

IT Services 1.1%
202,300	SAIC, Inc.(a)	3,580,710

Life Sciences Tools & Services 1.5%
98,500	Thermo Fisher Scientific, Inc.(a)	5,066,840

Machinery 1.6%
114,500	Dover Corp.	5,352,875

Media 9.1%
215,437	Liberty Global, Inc. (Series C Stock)(a)	6,223,975
210,209	Live Nation Entertainment, Inc.(a)(b)	3,048,031
122,700	Time Warner Cable, Inc.	6,541,137
195,043	Viacom, Inc. (Class B Stock)(a)	6,705,578
165,100	Vivendi SA (France)	4,418,618
534,806	Warner Music Group Corp.(a)	3,695,509

		30,632,848

Metals & Mining 2.7%
153,300	Goldcorp, Inc.(b)	5,705,826
42,800	Randgold Resources Ltd. (Jersey), ADR	3,288,324

		8,994,150

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 8.4%
51,700	Apache Corp.	$5,247,550
91,800	Cabot Oil & Gas Corp.	3,378,240
91,900	Hess Corp.	5,748,345
99,200	Newfield Exploration Co.(a)(b)	5,163,360
58,300	Occidental Petroleum Corp.	4,928,682
119,600	Sunoco, Inc.	3,553,316

		28,019,493

Pharmaceuticals 7.2%
66,600	Abbott Laboratories	3,508,488
60,100	Novartis AG (Switzerland), ADR(b)	3,251,410
430,254	Pfizer, Inc.	7,378,856
70,200	Shire PLC (Ireland), ADR	4,630,392
132,400	Watson Pharmaceuticals, Inc.(a)(b)	5,530,348

		24,299,494

Road & Rail 0.8%
53,700	CSX Corp.	2,733,330

Semiconductors & Semiconductor Equipment 2.7%
357,400	Advanced Micro Devices, Inc.(a)	3,313,098
255,200	Intel Corp.	5,680,752

		8,993,850

Software 2.3%
95,000	Adobe Systems, Inc.(a)	3,360,150
260,600	Symantec Corp.(a)	4,409,352

		7,769,502

Specialty Retail 1.5%
230,300	GameStop Corp. (Class A Stock)(a)(b)	5,045,873

Trading Companies & Distributors 1.2%
522,175	RSC Holdings, Inc.(a)(b)	4,156,513

	Total long-term investments (cost $275,270,690)	323,068,244

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 15.2%

Affiliated Money Market Mutual Fund
50,801,043	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $50,801,043; includes $40,946,271 of cash collateral received for securities on loan) (Note 3)(c)(d)	$50,801,043

	Total Investments, Before Security Sold Short 111.6% (cost $326,071,733)	373,869,287

SECURITY SOLD SHORT (1.2)%
COMMON STOCK

Specialty Retail (1.2)%
95,000	Best Buy Co., Inc. (proceeds $3,649,082)	(4,041,300)

	Total Investments, Net of Security Sold Short 110.4% (cost $322,422,651; Note 5)	369,827,987
	Other liabilities in excess of other assets (10.4%)	(34,868,640)

	Net Assets 100.0%	$334,959,347

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $39,640,730; cash collateral of $40,946,271 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2010 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$323,068,244	$—	$—
Security Sold Short	(4,041,300)	—	—
Affiliated Money Market Mutual Fund	50,801,043	—	—

	369,827,987	—	—
Other Financial Instruments*	—	—	—

Total	$369,827,987	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and March 31, 2010, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 12.2% of collateral received for securities on loan)	15.2%
Media	9.1
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	7.2
Insurance	6.4
Food Products	5.0
Capital Markets	4.6
Internet Software & Services	4.5
Energy Equipment & Services	3.3
Diversified Financial Services	3.1
Biotechnology	2.8
Auto Components	2.7
Metals & Mining	2.7
Semiconductors & Semiconductor Equipment	2.7
Airlines	2.6
Communications Equipment	2.6
Hotels Restaurants & Leisure	2.5
Chemicals	2.4
Software	2.3
Food & Staples Retailing	2.1
Computers & Peripherals	1.8
Diversified Consumer Services	1.8

See Notes to Financial Statements.

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Industry (cont’d.)
Machinery	1.6%
Commercial Services & Supplies	1.5
Life Sciences Tools & Services	1.5
Household Durables	1.4
Aerospace & Defense	1.2
Air Freight & Logistics	1.2
Independent Power Producers & Energy Traders	1.2
Trading Companies & Distributors	1.2
IT Services	1.1
Healthcare Equipment & Supplies	0.8
Healthcare Providers & Services	0.8
Road & Rail	0.8
Specialty Retail	0.3

110.4
Other liabilities in excess of other assets	(10.4)

100.0%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	13

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $39,640,730:
Unaffiliated investments (cost $275,270,690)	$323,068,244
Affiliated investments (cost $50,801,043)	50,801,043
Cash	431,130
Foreign currency, at value (cost $12)	12
Receivable for investments sold	6,097,015
Receivable for Series shares sold	410,991
Dividends receivable	318,767
Foreign tax reclaim receivable	23,878
Prepaid expenses	12,381

Total assets	381,163,461

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	40,946,271
Securities sold short, at value (proceeds $3,649,082)	4,041,300
Payable for Series shares reacquired	517,082
Payable for investments purchased	205,748
Accrued expenses and other liabilities	174,141
Management fee payable	168,241
Distribution fee payable	97,903
Affiliated transfer agent fee payable	50,725
Deferred directors’ fees	2,703

Total liabilities	46,204,114

Net Assets	$334,959,347

Net assets were comprised of:
Common stock, at par	$26,987
Paid-in capital in excess of par	374,416,579

374,443,566
Undistributed net investment income	1,411,718
Accumulated net realized loss on investment and foreign currency transactions	(88,301,273)
Net unrealized appreciation on investments and foreign currencies	47,405,336

Net assets, March 31, 2010	$334,959,347

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($224,991,251 ÷ 17,928,990 shares of common stock issued and outstanding)	$12.55
Maximum sales charge (5.50% of offering price)	0.73

Maximum offering price to public	$13.28

Class B
Net asset value, offering price and redemption price per share ($20,088,660 ÷ 1,770,016 shares of common stock issued and outstanding)	$11.35

Class C
Net asset value, offering price and redemption price per share ($28,011,939 ÷ 2,467,909 shares of common stock issued and outstanding)	$11.35

Class R
Net asset value, offering price and redemption price per share ($45,880 ÷ 3,953 shares of common stock issued and outstanding)	$11.61

Class Z
Net asset value, offering price and redemption price per share ($61,821,617 ÷ 4,816,303 shares of common stock issued and outstanding)	$12.84

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $20,033)	$1,718,789
Affiliated income from securities loaned, net	26,888
Affiliated dividend income	13,696

Total income	1,759,373

Expenses
Management fee	944,376
Distribution fee—Class A	322,525
Distribution fee—Class B	105,818
Distribution fee—Class C	131,372
Distribution fee—Class R	39
Transfer agent’s fees and expenses (including affiliated expense of $113,700)	310,000
Reports to shareholders	37,000
Custodian’s fees and expenses	31,000
Dividend expense on short positions	26,600
Registration fees	23,000
Directors’ fees	11,000
Legal fees and expenses	11,000
Audit fee	10,000
Insurance	4,000
Miscellaneous expenses	5,834

Total expenses	1,973,564

Net investment loss	(214,191)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	18,959,640
Foreign currency transactions	(56,926)
Short sale transactions	509,028

19,411,742

Net change in unrealized appreciation on:
Investments	11,840,600
Foreign currencies	1,401
Short sales	63,592

11,905,593

Net gain on investments and foreign currencies	31,317,335

Net Increase in Net Assets Resulting From Operations	$31,103,144

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(214,191)	$3,416,058
Net realized gain (loss) on investment and foreign currency transactions	19,411,742	(90,191,178)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,905,593	81,346,288

Net increase (decrease) in net assets resulting from operations	31,103,144	(5,428,832)

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	(1,591,693)
Class B	—	(162,561)
Class C	—	(126,835)
Class R	—	(49)
Class Z	—	(388,216)

	—	(2,269,354)

Tax return of capital
Class A	—	(1,345,772)
Class B	—	(137,444)
Class C	—	(107,239)
Class R	—	(41)
Class Z	—	(328,236)

	—	(1,918,732)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	29,359,756	36,379,590
Net asset value of shares issued in reinvestment of dividends and distributions	—	3,945,873
Cost of shares reacquired	(31,861,415)	(77,580,747)

Net decrease in net assets from Series share transactions	(2,501,659)	(37,255,284)

Capital Contributions (Note 6)
Proceeds from third party regulatory settlement	29,781	—

Total increase (decrease)	28,631,266	(46,872,202)

Net Assets:
Beginning of period	306,328,081	353,200,283

End of period(a)	$334,959,347	$306,328,081

(a) Includes undistributed net investment income of:	$1,411,718	$1,625,909

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Jennison Equity Opportunity Fund (formerly Jennison Equity Opportunity Fund) (the “Series”), Prudential Jennison Growth Fund (formerly Jennison Growth Fund ) and Prudential Asset Allocation Fund (formerly Dryden Asset Allocation Fund) which are diversified funds and Prudential Growth Allocation Fund (formerly JennisonDryden Growth Allocation Fund), Prudential Moderate Allocation Fund (formerly JennisonDryden Moderate Allocation Fund) and Prudential Conservative Allocation Fund (formerly JennisonDryden Conservative Allocation Fund) which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with The Board of Directors’ approved fair valuation procedures. When

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determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Series at the end of the fiscal period may include registration rights under which the Series may demand registration by the issuers, of which the Series may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly,

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) continued

the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Series may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its

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obligation to deliver the security upon conclusion of the sale. The Series may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.60% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate was 0.60% of the Series average daily net assets for the six months ended March 31, 2010.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to 0.50% for Class R shares.

PIMS has advised the Series that it received $41,838 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2010. From these fees PIMS paid such sales charges to affiliated brokers/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Series that for the six months ended March 31, 2010, it received $12,823 and $186 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Company, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of 0.13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Series did not utilize the SCA during the six months ended March 31, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2010, the Series incurred approximately $115,400 in total networking fees, of which approximately $26,300 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2010, PIM has been compensated approximately $9,900 for these services.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Company’s Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Company’s Securities Lending Agent utilized collateral held on behalf of the Company for securities out on loan to compensate the Company for the failure of Lehman to return the securities.

The Series invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “portfolio”), a portfolio of the Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund), pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2010 were $122,536,533 and $132,822,078, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$329,487,161	$54,731,603	$(10,349,477)	$44,382,126

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares. As of March 31, 2010 Prudential owned 138 Class R shares of the Series.

For the six months ended March 31, 2010, the Series received $29,781 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Series’ statement of changes in net assets. The Series was not involved in the proceedings or the calculation of the payment.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	1,345,036	$15,887,619
Shares reacquired	(1,885,910)	(22,412,078)

Net increase (decrease) in shares outstanding before conversion	(540,874)	(6,524,459)
Shares issued upon conversion from Class B	114,220	1,369,315

Net increase (decrease) in shares outstanding	(426,654)	$(5,155,144)

Year ended September 30, 2009:
Shares sold	2,435,053	$22,468,945
Shares issued in reinvestment of dividends	291,896	2,783,572
Shares reacquired	(6,040,016)	(55,863,137)

Net increase (decrease) in shares outstanding before conversion	(3,313,067)	(30,610,620)
Shares issued upon conversion from Class B	1,983,286	17,679,143

Net increase (decrease) in shares outstanding	(1,329,781)	$(12,931,477)

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended March 31, 2010:
Shares sold	107,548	$1,159,364
Shares reacquired	(348,010)	(3,760,401)

Net increase (decrease) in shares outstanding before conversion	(240,462)	(2,601,037)
Shares reacquired upon conversion into Class A	(126,121)	(1,369,315)

Net increase (decrease) in shares outstanding	(366,583)	$(3,970,352)

Year ended September 30, 2009:
Shares sold	195,120	$1,608,715
Shares issued in reinvestment of dividends	26,578	243,456
Shares reacquired	(1,042,564)	(8,188,665)

Net increase (decrease) in shares outstanding before conversion	(820,866)	(6,336,494)
Shares reacquired upon conversion into Class A	(2,179,108)	(17,679,143)

Net increase (decrease) in shares outstanding	(2,999,974)	$(24,015,637)

Class C
Six months ended March 31, 2010:
Shares sold	192,289	$2,063,726
Shares reacquired	(201,624)	(2,153,700)

Net increase (decrease) in shares outstanding	(9,335)	$(89,974)

Year ended September 30, 2009:
Shares sold	227,623	$1,983,606
Shares issued in reinvestment of dividends	23,900	218,920
Shares reacquired	(588,934)	(4,617,392)

Net increase (decrease) in shares outstanding	(337,411)	$(2,414,866)

Class R
Six months ended March 31, 2010:
Shares sold	3,465	$39,167
Shares reacquired	(20)	(232)

Net increase (decrease) in shares outstanding	3,445	$38,935

Year ended September 30, 2009:
Shares sold	584	$4,827
Shares issued in reinvestment of dividends	11	86
Shares reacquired	(1,481)	(11,240)

Net increase (decrease) in shares outstanding	(886)	$(6,327)

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Class Z	Shares	Amount
Six months ended March 31, 2010:
Shares sold	836,603	$10,209,880
Shares reacquired	(292,054)	(3,535,004)

Net increase (decrease) in shares outstanding	544,549	$6,674,876

Year ended September 30, 2009:
Shares sold	1,063,742	$10,313,497
Shares issued in reinvestment of dividends	73,116	699,839
Shares reacquired	(998,844)	(8,900,313)

Net increase (decrease) in shares outstanding	138,014	$2,113,023

Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.38

Income (loss) from investment operations:
Net investment income (loss)	—	(g)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17

Total from investment operations	1.17

Less Dividends and Distributions:
Dividends from net investment income	—
Tax return of capital	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contributions	—	(g)

Net asset value, end of period	$12.55

Total Return(b):	10.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$224,991
Average net assets (000)	$215,577
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.20	%(e)
Expenses, excluding distribution and service (12b-1) fees	.90	%(e)
Net investment income (loss)	(.08	)%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	41	%(f)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to 0.25% on the average daily net assets of the Class A shares through January 31, 2008.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2009(a)	2008(a)		2007(a)		2006(a)		2005

$11.35	$17.74		$17.38		$18.47		$16.60

.13	.08		.06		.02		.13
.06	(3.74)		2.65		1.70		2.14

.19	(3.66)		2.71		1.72		2.27

(.09)	(.07)		(.02)		(.09)		(.03)
(.07)	—		—		—		—
—	(2.66)		(2.33)		(2.72)		(.37)

(.16)	(2.73)		(2.35)		(2.81)		(.40)

—	—		—		—		—

$11.38	$11.35		$17.74		$17.38		$18.47

1.93%	(23.30)%		17.21%		10.68%		13.91%

$208,977	$223,338		$324,835		$306,424		$326,512
$173,786	$271,189		$324,483		$314,651		$336,880

1.26%	1.06	%(c)	1.06	%(c)	1.11	%(c)	1.12	%(c)
.96%	.78%		.81%		.86%		.87%
1.37%	.56%		.33%		.10%		.68%

74%	76%		77%		75%		93%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.33

Income (loss) from investment operations:
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.06

Total from investment operations	1.02

Less Dividends and Distributions:
Dividends from net investment income	—
Tax return of capital	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contributions	—	(e)

Net asset value, end of period	$11.35

Total Return(b):	9.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,089
Average net assets (000)	$21,219
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.90	%(d)
Expenses, excluding distribution and service (12b-1) fees	.90	%(d)
Net investment income (loss)	(.78	)%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Less than $0.005.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$10.31	$16.43	$16.34	$17.56	$15.88

.07	(.02)	(.07)	(.04)	(.01)
.05	(3.43)	2.49	1.54	2.06

.12	(3.45)	2.42	1.50	2.05

(.03)	(.01)	—	—	—
(.07)	—	—	—	—
—	(2.66)	(2.33)	(2.72)	(.37)

(.10)	(2.67)	(2.33)	(2.72)	(.37)

—	—	—	—	—

$10.33	$10.31	$16.43	$16.34	$17.56

1.24%	(23.88)%	16.40%	9.83%	13.12%

$22,077	$52,943	$124,475	$143,053	$180,496
$28,455	$92,183	$137,977	$161,565	$202,371

1.96%	1.78%	1.81%	1.86%	1.87%
.96%	.78%	.81%	.86%	.87%
.93%	(.18)%	(.42)%	(.26)%	(.05)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.33

Income (loss) from investment operations:
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.06

Total from investment operations	1.02

Less Dividends and Distributions:
Dividends from net investment income	—
Tax return of capital	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contributions	—	(e)

Net asset value, end of period	$11.35

Total Return(b):	9.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,012
Average net assets (000)	$26,343
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.90	%(d)
Expenses, excluding distribution and service (12b-1) fees	.90	%(d)
Net investment income (loss)	(.78	)%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Less than $0.005.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$10.31	$16.43	$16.34	$17.56	$15.88

.06	(.02)	(.07)	(.05)	(.01)
.06	(3.43)	2.49	1.55	2.06

.12	(3.45)	2.42	1.50	2.05

(.03)	(.01)	—	—	—
(.07)	—	—	—	—
—	(2.66)	(2.33)	(2.72)	(.37)

(.10)	(2.67)	(2.33)	(2.72)	(.37)

—	—	—	—	—

$10.33	$10.31	$16.43	$16.34	$17.56

1.24%	(23.88)%	16.40%	9.83%	13.12%

$25,599	$29,011	$48,445	$50,717	$59,409
$21,081	$38,511	$50,851	$54,051	$63,559

1.96%	1.78%	1.81%	1.86%	1.87%
.96%	.78%	.81%	.86%	.87%
.69%	(.17)%	(.42)%	(.35)%	(.06)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended March 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.52

Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10

Total from investment operations	1.09

Less Dividends and Distributions:
Dividends from net investment income	—
Tax return of capital	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contributions	—	(g)

Net asset value, end of period	$11.61

Total Return(c):	10.36%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46
Average net assets (000)	$15
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.40	%(e)
Expenses, excluding distribution and service (12b-1) fees	.90	%(e)
Net investment income (loss)	(.11	)%(e)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	During the period, the distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to 0.50% on the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Does not include the expenses of the underlying funds in which the Series invests.
(g)	Less than $0.005.

See Notes to Financial Statements.

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Class R
Year Ended September 30,				December 17, 2004(a) through September 30, 2005
2009(b)	2008(a)	2007(a)	2006(a)

$10.52	$16.67	$16.48	$17.70	$16.73

.04	.06	.02	.04	.04
.10	(3.51)	2.50	1.51	.93

.14	(3.45)	2.52	1.55	.97

(.07)	(.04)	—	(.05)	—
(.07)	—	—	—	—
—	(2.66)	(2.33)	(2.72)	—

(.14)	(2.70)	(2.33)	(2.77)	—

—	—	—	—	—

$10.52	$10.52	$16.67	$16.48	$17.70

1.55%	(23.53)%	16.94%	10.12%	5.80%

$5	$15	$3	$3	$3
$7	$6	$3	$3	$3

1.46%	1.28%	1.31%	1.36%	1.37	%(e)
.96%	.78%	.81%	.86%	.87	%(e)
.47%	.52%	.10%	.23%	.27	%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.63

Income (loss) from investment operations:
Net investment income	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.20

Total from investment operations	1.21

Less Dividends and Distributions:
Dividends from net investment income	—
Tax return of capital	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contributions	—	(e)

Net asset value, end of period	$12.84

Total Return(b):	10.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$61,822
Average net assets (000)	$53,140
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.90	%(d)
Expenses, excluding distribution and service (12b-1) fees	.90	%(d)
Net investment income (loss)	.23	%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Less than $0.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class Z
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$11.59	$18.05	$17.65	$18.74	$16.83

.16	.12	.10	.12	.18
.07	(3.81)	2.71	1.66	2.17

.23	(3.69)	2.81	1.78	2.35

(.12)	(.11)	(.08)	(.15)	(.07)
(.07)	—	—	—	—
—	(2. 66)	(2. 33)	(2. 72)	(. 37)

(.19)	(2.77)	(2.41)	(2.87)	(.44)

—	—	—	—	—

$11.63	$11.59	$18.05	$17.65	$18.74

2.31%	(23.06)%	17.52%	10.92%	14.23%

$49,670	$47,893	$74,149	$96,626	$277,372
$37,242	$60,764	$79,338	$184,440	$313,971

.96%	.78%	.81%	.86%	.87%
.96%	.78%	.81%	.86%	.87%
1.67%	.84%	.58%	.69%	.96%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	37

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	123,240,410.836	1,700,825.331

Linda W. Bynoe	123,157,644.037	1,783,592.130

Michael S. Hyland	123,201,323.318	1,739,912.849

Douglas H. McCorkindale	123,074,984.328	1,866,251.839

Stephen P. Munn	123,216,742.859	1,724,493.308

Richard A. Redeker	123,225,795.108	1,715,441.059

Robin B. Smith	123,040,042.169	1,901,193.998

Stephen G. Stoneburn	123,252,589.748	1,688,646.419

Judy A. Rice	123,218,596.264	1,722,639.903

Scott E. Benjamin	123,212,247.295	1,728,988.872

*	Results are for all funds within the same investment company.

38	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    0179285-00001-00

SEMIANNUAL REPORT	MARCH 31, 2010

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Prudential Moderate Allocation Fund

Prudential Growth Allocation Fund

(Formerly known as JennisonDryden Asset Allocation Funds)

Fund Type Balanced/allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

PRUDENTIAL ASSET ALLOCATION FUNDS

May 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of the JennisonDryden Asset Allocation Funds has changed to the Prudential Asset Allocation Funds.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Asset Allocation Funds

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	1

Your Fund’s Performance—Conservative Allocation Fund

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.56%; Class B, 2.26%; Class C, 2.26%; Class R, 2.01%; Class Z, 1.26%. Net operating expenses apply to: Class A, 1.51%; Class B, 2.26%; Class C, 2.26%; Class R, 1.76%; Class Z, 1.26%, after contractual reduction through 1/31/2011. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.77% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/10
	Six Months	One Year	Five Years	Since Inception
Class A	6.68%	29.98%	28.80%	34.26%
Class B	6.22	28.94	23.97	28.21
Class C	6.22	29.06	24.08	28.33
Class R	6.48	29.67	N/A	9.73
Class Z	6.77	30.29	30.60	36.47
Conservative Customized Blend	5.46	28.28	25.95	—
Russell 1000 Index	12.11	51.60	12.08	—
S&P 500 Index	11.75	49.73	9.97	—
Lipper Average	5.60	27.20	18.80	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Since Inception
Class A		22.83%	4.01%	4.04%
Class B		23.94	4.22	4.23
Class C		28.06	4.41	4.24
Class R		29.67	N/A	2.93
Class Z		30.29	5.49	5.32
Conservative Customized Blend		28.28	4.72	—
Russell 1000 Index		51.60	2.31	—
S&P 500 Index		49.73	1.92	—
Lipper Average		27.20	3.46	—

2	Visit our website at www.prudentialfunds.com

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the Conservative Customized Blend, Russell 1000 Index, S&P 500 Index, and Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Benchmark Definitions

Conservative Customized Blend

The Conservative Customized Blend is an unmanaged model portfolio consisting of the Russell 3000 Index (25%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (10%), the Barclays Capital U.S. Aggregate Bond Index (30%), the BofA Merrill Lynch 1-3 Year Corporate Index (30%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the Conservative Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. See page 5 for the definitions of each component index. The Conservative Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The Conservative Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes. The Conservative Customized Blend Closest Month-End to Inception cumulative total returns are 31.45% for Class A, Class B, Class C, and Class Z; and 7.02% for Class R. The Conservative Customized Blend Closest Month-End to Inception average annual total returns are 4.66% for Class A, Class B, Class C, and Class Z; and 2.11% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 20.19% for Class A, Class B, Class C, and Class Z; and –10.40% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 3.11% for Class A, Class B, Class C, and Class Z; and –3.32% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 17.32% for Class A, Class B, Class C, and Class Z; and –11.41% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 2.70% for Class A, Class B, Class C, and Class Z; and –3.66% for Class R.

Lipper Average

Lipper Mixed-Asset Target Allocation Conservative Funds Average maintains a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents. Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are 22.71% for Class A, Class B, Class C, and Class Z; and 5.78% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are 3.42% for Class A, Class B, Class C, and Class Z; and 1.68% for Class R.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	3

Your Fund’s Performance (continued)

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Conservative Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

4	Visit our website at www.prudentialfunds.com

Performance Target—Conservative Customized Blend

The Prudential Conservative Allocation Fund seeks to beat a performance target—the Conservative Customized Blend—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2010 and their weightings in the Conservative Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to beat this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	5

Your Fund’s Performance—Moderate Allocation Fund

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.67%; Class B, 2.37%; Class C, 2.37%; Class R, 2.12%; Class Z, 1.37%. Net operating expenses apply to: Class A, 1.62%; Class B, 2.37%; Class C, 2.37%; Class R, 1.87%; Class Z, 1.37%, after contractual reduction through 1/31/2011. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.89% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/10
	Six Months	One Year	Five Years	Since Inception
Class A	8.06%	40.65%	25.34%	33.94%
Class B	7.60	39.47	20.66	27.87
Class C	7.60	39.47	20.67	27.88
Class R	7.86	40.16	N/A	0.84
Class Z	8.19	40.95	26.80	35.72
Moderate Customized Blend	7.31	38.49	21.97	—
Russell 1000 Index	12.11	51.60	12.08	—
S&P 500 Index	11.75	49.73	9.97	—
Lipper Average	8.06	40.02	15.93	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Since Inception
Class A		32.92%	3.44%	4.00%
Class B		34.47	3.65	4.18
Class C		38.47	3.83	4.18
Class R		40.16	N/A	0.26
Class Z		40.95	4.86	5.22
Moderate Customized Blend		38.49	4.05	—
Russell 1000 Index		51.60	2.31	—
S&P 500 Index		49.73	1.92	—
Lipper Average		40.02	2.96	—

6	Visit our website at www.prudentialfunds.com

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, Moderate Customized Blend and Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Moderate Customized Blend

The Moderate Customized Blend is an unmanaged model portfolio consisting of the Russell 3000 Index (45%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (15%), the Barclays Capital U.S. Aggregate Bond Index (20%), the BofA Merrill Lynch 1-3 Year Corporate Index (15%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the Moderate Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. See page 9 for the definitions of each component index. The Moderate Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The Moderate Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes. The Moderate Customized Blend Closest Month-End to Inception cumulative total returns are 29.78% for Class A, Class B, Class C, and Class Z; and –1.06% for Class R. The Moderate Customized Blend Closest Month-End to Inception average annual total returns are 4.44% for Class A, Class B, Class C, and Class Z; and –0.33% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 20.19% for Class A, Class B, Class C, and Class Z; and –10.40% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 3.11% for Class A, Class B, Class C, and Class Z; and –3.32% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 17.32% for Class A, Class B, Class C, and Class Z; and –11.41% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 2.70% for Class A, Class B, Class C, and Class Z; and –3.66% for Class R.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	7

Your Fund’s Performance (continued)

Lipper Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are 22.40% for Class A, Class B, Class C, and Class Z; and –3.63% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are 3.38% for Class A, Class B, Class C, and Class Z; and –1.18% for Class R.

Investors cannot invest directly in an index. The returns for the Moderate Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

8	Visit our website at www.prudentialfunds.com

Performance Target—Moderate Customized Blend

The Prudential Moderate Allocation Fund seeks to beat a performance target—the Moderate Customized Blend—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2010, and their weightings in the Moderate Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to beat this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	9

Your Fund’s Performance—Growth Allocation Fund

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.03%; Class B, 2.73%; Class C, 2.73%; Class R, 2.48%; Class Z, 1.73%. Net operating expenses apply to: Class A, 1.76%; Class B, 2.51%; Class C, 2.51%; Class R, 2.01%; Class Z, 1.51%, after contractual reduction through 1/31/2011. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 1.01% for each share class.

Cumulative Total Returns as of 3/31/10
	Six Months	One Year	Five Years	Since Inception
Class A	9.35%	52.07%	18.93%	30.12%
Class B	8.95	50.89	14.53	24.50
Class C	8.94	50.83	14.63	24.61
Class R	9.11	51.51	N/A	–9.12
Class Z	9.42	52.43	20.24	32.04
Growth Customized Blend	8.66	49.40	17.54	—
Russell 1000 Index	12.11	51.60	12.08	—
S&P 500 Index	11.75	49.73	9.97	—
Lipper Average	11.01	52.56	12.74	—

Average Annual Total Returns as of 3/31/10
		One Year	Five Years	Since Inception
Class A		43.70%	2.36%	3.50%
Class B		45.89	2.57	3.72
Class C		49.83	2.77	3.73
Class R		51.51	N/A	–2.93
Class Z		52.43	3.76	4.74
Growth Customized Blend		49.40	3.29	—
Russell 1000 Index		51.60	2.31	—
S&P 500 Index		49.73	1.92	—
Lipper Average		52.56	2.33	—

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Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, Growth Customized Blend, and Lipper Multi-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Benchmark Definitions

Growth Customized Blend

The Growth Customized Blend is an unmanaged model portfolio consisting of the Russell 3000 Index (60%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (25%), the Barclays Capital U.S. Aggregate Bond Index (10%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the Growth Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. See page 13 for the definitions of each component index. The Growth Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The Growth Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes. The Growth Customized Blend Closest Month-End to Inception cumulative total returns are 27.91% for Class A, Class B, Class C, and Class Z; and –9.53% for Class R. The Growth Customized Blend Closest Month-End to Inception average annual total returns are 4.19% for Class A, Class B, Class C, and Class Z; and –3.03% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 20.19% for Class A, Class B, Class C, and Class Z; and –10.40% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 3.11% for Class A, Class B, Class C, and Class Z; and –3.32% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 17.32% for Class A, Class B, Class C, and Class Z; and –11.41% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 2.70% for Class A, Class B, Class C, and Class Z; and –3.66% for Class R.

Lipper Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Closest Month-End to Inception cumulative total returns are 19.80% for Class A,

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	11

Your Fund’s Performance (continued)

Class B, Class C, and Class Z; and –8.85% for Class R. Lipper Multi-Cap Closest Month-End to Inception average annual total returns are 2.95% for Class A, Class B, Class C, and Class Z; and –3.00% for Class R.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Growth Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Growth Customized Blend

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend—consisting of a weighted average return of four securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2010 and their weightings in the Growth Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2009, at the beginning of the period, and held through the six-month period ended March 31, 2010. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,066.80	1.51%	$7.78
	Hypothetical	$1,000.00	$1,017.40	1.51%	$7.59

Class B	Actual	$1,000.00	$1,062.20	2.26%	$11.62
	Hypothetical	$1,000.00	$1,013.66	2.26%	$11.35

Class C	Actual	$1,000.00	$1,062.20	2.26%	$11.62
	Hypothetical	$1,000.00	$1,013.66	2.26%	$11.35

Class R	Actual	$1,000.00	$1,064.80	1.76%	$9.06
	Hypothetical	$1,000.00	$1,016.16	1.76%	$8.85

Class Z	Actual	$1,000.00	$1,067.70	1.26%	$6.50
	Hypothetical	$1,000.00	$1,018.65	1.26%	$6.34

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	15

Fees and Expenses (continued)

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,080.60	1.62%	$8.40
	Hypothetical	$1,000.00	$1,016.85	1.62%	$8.15

Class B	Actual	$1,000.00	$1,076.00	2.37%	$12.27
	Hypothetical	$1,000.00	$1,013.11	2.37%	$11.89

Class C	Actual	$1,000.00	$1,076.00	2.37%	$12.27
	Hypothetical	$1,000.00	$1,013.11	2.37%	$11.89

Class R	Actual	$1,000.00	$1,078.60	1.87%	$9.69
	Hypothetical	$1,000.00	$1,015.61	1.87%	$9.40

Class Z	Actual	$1,000.00	$1,081.90	1.37%	$7.11
	Hypothetical	$1,000.00	$1,018.10	1.37%	$6.89

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,093.50	1.76%	$9.19
	Hypothetical	$1,000.00	$1,016.16	1.76%	$8.85

Class B	Actual	$1,000.00	$1,089.50	2.51%	$13.08
	Hypothetical	$1,000.00	$1,012.42	2.51%	$12.59

Class C	Actual	$1,000.00	$1,089.40	2.51%	$13.08
	Hypothetical	$1,000.00	$1,012.42	2.51%	$12.59

Class R	Actual	$1,000.00	$1,091.10	2.01%	$10.48
	Hypothetical	$1,000.00	$1,014.91	2.01%	$10.10

Class Z	Actual	$1,000.00	$1,094.20	1.51%	$7.88
	Hypothetical	$1,000.00	$1,017.40	1.51%	$7.59

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2010 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.8%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	312,383	$5,276,151
Prudential Government Income Fund, Inc. (Class Z)	1,467,627	13,707,640
Prudential High Yield Fund, Inc. (Class Z)	805,029	4,306,907
Prudential International Equity Fund (Class Z)	1,101,358	6,597,134
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	371,321	5,718,340
Prudential Jennison Equity Opportunity Fund (Class Z)	184,823	2,373,133
Prudential Jennison Growth Fund (Class Z)	124,474	2,150,917
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	128,584	3,226,184
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	40,411	1,886,383
Prudential Jennison Value Fund (Class Z)	308,299	4,306,938
Prudential Large-Cap Core Equity Fund (Class Z)	385,407	4,293,437
Prudential Mid-Cap Value Fund (Class Z)	254,194	3,228,259
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	2,603,176	29,936,527
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	269,829	4,252,500
Prudential Total Return Bond Fund, Inc. (Class Z)	1,106,742	14,996,357

TOTAL LONG-TERM INVESTMENTS
(cost $91,267,830)		106,256,807

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $1,073,095; Note 3)	1,073,095	1,073,095

TOTAL INVESTMENTS(b) 99.8%
(cost $92,340,925; Note 5)		107,329,902
Other assets in excess of liabilities 0.2%		203,885

NET ASSETS 100.0%		$107,533,787

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	17

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$106,256,807	$—	$—
Affiliated Money Market Mutual Fund	1,073,095	—	—

	$107,329,902	$—	$—
Other Financial Instruments*	—	—	—

Total	$107,329,902	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2010 and September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

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The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2010 were as follows:

Short-Term Debt	27.8%
Multi-Sector Debt	13.9
U.S. Government Debt	12.8
Large-Cap Core	9.3
International	6.1
Large/Mid-Cap Growth	5.0
Global Real Estate	4.9
High Yield	4.0
Large-Cap Value	4.0
Small-Cap Core	4.0
Small/Mid-Cap Value	3.0
Multi-Cap Value	2.2
Natural Resources	1.8

98.8
Short-Term Investment	1.0
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	19

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2010 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.8%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	414,927	$7,008,118
Prudential Government Income Fund, Inc. (Class Z)	1,015,415	9,483,973
Prudential High Yield Fund, Inc. (Class Z)	799,998	4,279,987
Prudential International Equity Fund (Class Z)	3,117,498	18,673,813
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	774,183	11,922,414
Prudential Jennison Equity Opportunity Fund (Class Z)	572,574	7,351,847
Prudential Jennison Growth Fund (Class Z)	247,306	4,273,445
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	283,318	7,108,437
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	85,181	3,976,248
Prudential Jennison Value Fund (Class Z)	709,892	9,917,195
Prudential Large-Cap Core Equity Fund (Class Z)	639,090	7,119,467
Prudential Mid-Cap Value Fund (Class Z)	564,106	7,164,143
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	1,841,977	21,182,732
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	538,031	8,479,361
Prudential Total Return Bond Fund, Inc. (Class Z)	939,521	12,730,513

TOTAL LONG-TERM INVESTMENTS
(cost $118,360,040)		140,671,693

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $1,478,635; Note 3)	1,478,635	1,478,635

TOTAL INVESTMENTS(b) 99.8%
(cost $119,838,675; Note 5)		142,150,328
Other assets in excess of liabilities 0.2%		230,228

NET ASSETS 100.0%		$142,380,556

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$140,671,693	$—	$—
Affiliated Money Market Mutual Fund	1,478,635	—	—

	$142,150,328	$—	$—
Other Financial Instruments*	—	—	—

Total	$142,150,328	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2010 and September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	21

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2010 were as follows:

Short-Term Debt	14.9%
Large-Cap Core	13.4
International	13.1
Multi-Sector Debt	8.9
Large/Mid-Cap Growth	8.0
Large-Cap Value	7.0
U.S. Government Debt	6.7
Small-Cap Core	5.9
Multi-Cap Value	5.2
Small/Mid-Cap Value	5.0
Global Real Estate	4.9
High Yield	3.0
Natural Resources	2.8

98.8
Short-Term Investment	1.0
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2010 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	215,652	$3,642,366
Prudential International Equity Fund (Class Z)	2,492,909	14,932,523
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	504,050	7,762,378
Prudential Jennison Equity Opportunity Fund (Class Z)	305,548	3,923,241
Prudential Jennison Growth Fund (Class Z)	171,037	2,955,516
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	207,385	5,203,280
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	60,345	2,816,885
Prudential Jennison Value Fund (Class Z)	532,611	7,440,582
Prudential Large-Cap Core Equity Fund (Class Z)	532,966	5,937,242
Prudential Mid-Cap Value Fund (Class Z)	410,909	5,218,548
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	463,614	7,306,559
Prudential Total Return Bond Fund, Inc. (Class Z)	461,934	6,259,200

TOTAL LONG-TERM INVESTMENTS (cost $65,128,880)		73,398,320

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $863,792; Note 3)	863,792	863,792

TOTAL INVESTMENTS(b) 100.2% (cost $65,992,672; Note 5)		74,262,112
Liabilities in excess of other assets (0.2)%		(131,294)

NET ASSETS 100.0%		$74,130,818

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	23

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$73,398,320	$—	$—
Affiliated Money Market Mutual Fund	863,792	—	—

	$74,262,112	$—	$—
Other Financial Instruments*	—	—	—

Total	$74,262,112	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2010 and September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

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See Notes to Financial Statements.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

International	20.2%
Large-Cap Core	18.5
Large-Cap Value	10.0
Small-Cap Core	9.9
Multi-Sector Debt	8.4
Small/Mid-Cap Value	7.0
Small/Mid-Cap Growth	7.0
Multi-Cap Value	5.3
Global Real Estate	4.9
Large/Mid-Cap Growth	4.0
Natural Resources	3.8

99.0
Short-Term Investment	1.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	25

Prudential Conservative Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Affiliated investments (cost $92,340,925)	$107,329,902
Receivable for Fund shares sold	416,588
Dividends receivable	70,683
Prepaid expenses	667

Total assets	107,817,840

Liabilities
Payable for Fund shares reacquired	175,518
Distribution fee payable	62,792
Accrued expenses	18,146
Management fee payable	17,966
Affiliated transfer agent fee payable	8,943
Deferred directors’ fees	688

Total liabilities	284,053

Net assets	$107,533,787

Net assets were comprised of:
Common stock, at par	$9,617
Paid-in capital in excess of par	101,287,570

101,297,187
Undistributed net investment income	440,363
Accumulated net realized loss on investment transactions	(9,192,740)
Net unrealized appreciation on investments	14,988,977

Net assets, March 31, 2010	$107,533,787

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($42,098,965 ÷ 3,756,675 shares of common stock issued and outstanding)	$11.21
Maximum sales charge (5.50% of offering price)	.65

Maximum offering price to public	$11.86

Class B
Net asset value, offering price and redemption price per share
($46,477,246 ÷ 4,163,051 shares of common stock issued and outstanding)	$11.16

Class C
Net asset value, offering price and redemption price per share
($17,950,853 ÷ 1,607,484 shares of common stock issued and outstanding)	$11.17

Class R
Net asset value, offering price and redemption price per share
($19,777 ÷ 1,760 shares of common stock issued and outstanding)	$11.24

Class Z
Net asset value, offering price and redemption price per share
($986,946 ÷ 87,732 shares of common stock issued and outstanding)	$11.25

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	27

Prudential Moderate Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Affiliated investments (cost $119,838,675)	$142,150,328
Receivable for Fund shares sold	533,139
Dividends receivable	55,186
Prepaid expenses	943

Total assets	142,739,596

Liabilities
Payable for Fund shares reacquired	188,747
Distribution fee payable	79,559
Accrued expenses	49,920
Management fee payable	23,754
Affiliated transfer agent fee payable	16,307
Deferred directors’ fees	753

Total liabilities	359,040

Net assets	$142,380,556

Net assets were comprised of:
Common stock, at par	$12,665
Paid-in capital in excess of par	141,796,480

141,809,145
Undistributed net investment income	707,494
Accumulated net realized loss on investment transactions	(22,447,736)
Net unrealized appreciation on investments	22,311,653

Net assets, March 31, 2010	$142,380,556

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($59,880,428 ÷ 5,314,859 shares of common stock issued and outstanding)	$11.27
Maximum sales charge (5.50% of offering price)	.66

Maximum offering price to public	$11.93

Class B
Net asset value, offering price and redemption price per share
($63,342,869 ÷ 5,643,321 shares of common stock issued and outstanding)	$11.22

Class C
Net asset value, offering price and redemption price per share
($17,178,573 ÷ 1,531,101 shares of common stock issued and outstanding)	$11.22

Class R
Net asset value, offering price and redemption price per share
($2,404 ÷ 213.9 shares of common stock issued and outstanding)	$11.24

Class Z
Net asset value, offering price and redemption price per share
($1,976,282 ÷ 175,388 shares of common stock issued and outstanding)	$11.27

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	29

Prudential Growth Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Affiliated investments (cost $65,992,672)	$74,262,112
Receivable for Fund shares sold	176,771
Dividends receivable	6,806
Due from Manager	934
Prepaid expenses	508

Total assets	74,447,131

Liabilities
Payable for Fund shares reacquired	166,307
Accrued expenses	70,134
Distribution fee payable	42,355
Payable to custodian	22,684
Affiliated transfer agent fee payable	14,083
Deferred directors’ fees	750

Total liabilities	316,313

Net assets	$74,130,818

Net assets were comprised of:
Common stock, at par	$6,427
Paid-in capital in excess of par	78,739,573

78,746,000
Undistributed net investment income	289,857
Accumulated net realized loss on investments transactions	(13,174,479)
Net unrealized appreciation on investments	8,269,440

Net assets, March 31, 2010	$74,130,818

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($30,665,886 ÷ 2,632,678 shares of common stock issued and outstanding)	$11.65
Maximum sales charge (5.50% of offering price)	.68

Maximum offering price to public	$12.33

Class B
Net asset value, offering price and redemption price per share
($34,289,044 ÷ 2,994,762 shares of common stock issued and outstanding)	$11.45

Class C
Net asset value, offering price and redemption price per share
($8,817,417 ÷ 769,376 shares of common stock issued and outstanding)	$11.46

Class R
Net asset value, offering price and redemption price per share
($2,190 ÷ 188.4 shares of common stock issued and outstanding)	$11.62

Class Z
Net asset value, offering price and redemption price per share
($356,281 ÷ 30,442 shares of common stock issued and outstanding)	$11.70

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	31

Prudential Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,723,093

Expenses
Management fee	98,151
Distribution fee—Class A	48,010
Distribution fee—Class B	214,910
Distribution fee—Class C	79,044
Distribution fee—Class R	40
Transfer agent’s fees and expenses (including affiliated expense of $19,600) (Note 3)	37,000
Custodian’s fees and expenses	30,000
Registration fees	27,000
Reports to shareholders	12,000
Audit fee	11,000
Legal fees and expenses	11,000
Directors’ fees	8,000
Insurance	1,000
Miscellaneous	3,066

Total expenses	580,221

Net investment income	1,142,872

Net Realized And Unrealized Gain On Affiliated Investments
Net realized gain on investment transactions	76,925
Net change in unrealized appreciation (depreciation) on investments	4,895,614

Net gain on investments	4,972,539

Net Increase In Net Assets Resulting From Operations	$6,115,411

See Notes to Financial Statements.

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Prudential Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,857,521

Expenses
Management fee	130,293
Distribution fee—Class A	69,868
Distribution fee—Class B	283,822
Distribution fee—Class C	79,196
Distribution fee—Class R	6
Transfer agent’s fees and expenses (including affiliated expense of $30,900) (Note 3)	69,000
Registration fees	35,000
Custodian’s fees and expenses	29,000
Legal fees and expenses	12,000
Reports to shareholders	12,000
Audit fee	11,000
Directors’ fees	7,000
Insurance	1,000
Miscellaneous	5,522

Total expenses	744,707

Net investment income	1,112,814

Net Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized loss on investment transactions	(821,122)
Net change in unrealized appreciation (depreciation) on investments	9,592,599

Net gain on investments	8,771,477

Net Increase In Net Assets Resulting From Operations	$9,884,291

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	33

Prudential Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$707,908

Expenses
Management fee	69,007
Distribution fee—Class A	35,864
Distribution fee—Class B	158,395
Distribution fee—Class C	41,247
Distribution fee—Class R	5
Transfer agent’s fees and expenses (including affiliated expense of $33,300) (Note 3)	67,000
Custodian’s fees and expenses	30,000
Registration fees	29,000
Reports to shareholders	17,000
Legal fees and expenses	11,000
Audit fee	10,000
Directors’ fees	7,000
Insurance	800
Miscellaneous expenses	7,935

Total expenses	484,253
Less: Expense subsidy (Note 2)	(76,271)

Net expenses	407,982

Net investment income	299,926

Net Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized loss on investment transactions	(798,853)
Net change in unrealized appreciation on investments	6,570,179

Net gain on investments	5,771,326

Net Increase in Net Assets Resulting From Operations	$6,071,252

See Notes to Financial Statements.

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Prudential Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,142,872	$1,387,645
Net realized gain (loss) on investment transactions	76,925	(9,068,288)
Net capital gain distributions received	—	518,895
Net change in unrealized appreciation on investments	4,895,614	14,382,352

Net increase in net assets resulting from operations	6,115,411	7,220,604

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(470,180)	(676,015)
Class B	(375,183)	(439,651)
Class C	(135,886)	(187,183)
Class R	(166)	(49)
Class Z	(12,220)	(25,029)

	(993,635)	(1,327,927)

Distributions from net realized gains
Class A	—	(400,626)
Class B	—	(334,561)
Class C	—	(158,164)
Class R	—	(32)
Class Z	—	(13,712)

	—	(907,095)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	24,065,628	44,352,526
Net asset value of shares issued in reinvestment of dividends and distributions	879,866	2,065,721
Cost of shares reacquired	(11,925,629)	(20,025,546)

Net increase in net assets from Fund share transactions	13,019,865	26,392,701

Total increase	18,141,641	31,378,283

Net Assets
Beginning of period	89,392,146	58,013,863

End of period(a)	$107,533,787	$89,392,146

(a) Includes undistributed net investment income of:	$440,363	$291,126

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	35

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,112,814	$1,409,787
Net realized loss on investment transactions	(821,122)	(21,288,863)
Net capital gain distributions received	—	1,124,007
Net change in unrealized appreciation on investments	9,592,599	23,423,844

Net increase in net assets resulting from operations	9,884,291	4,668,775

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(539,655)	(795,756)
Class B	(180,782)	(361,875)
Class C	(50,313)	(131,390)
Class R	(17)	(33)
Class Z	(20,517)	(38,114)

	(791,284)	(1,327,168)

Distributions from net realized gains
Class A	—	(1,434,244)
Class B	—	(1,185,237)
Class C	—	(430,337)
Class R	—	(61)
Class Z	—	(59,233)

	—	(3,109,112)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	25,140,859	34,011,099
Net asset value of shares issued in reinvestment of dividends and distributions	771,494	4,266,857
Cost of shares reacquired	(13,629,155)	(26,978,201)

Net increase in net assets from Fund share transactions	12,283,198	11,299,755

Total increase	21,376,205	11,532,250

Net Assets
Beginning of period	121,004,351	109,472,101

End of period(a)	$142,380,556	$121,004,351

(a) Includes undistributed net investment income of:	$707,494	$385,964

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$299,926	$367,679
Net realized loss on investments	(798,853)	(12,110,172)
Net capital gain distributions received	—	741,552
Net change in unrealized appreciation on investments	6,570,179	10,806,351

Net increase (decrease) in net assets resulting from operations	6,071,252	(194,590)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(264,136)	—
Class B	(93,290)	—
Class C	(24,230)	—
Class R	(14)	—
Class Z	(3,909)	—

	(385,579)	—

Distributions from net realized gains
Class A	—	(580,165)
Class B	—	(630,895)
Class C	—	(179,866)
Class R	—	(44)
Class Z	—	(9,080)

	—	(1,400,050)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,630,194	13,222,314
Net asset value of shares issued in reinvestment of dividends and distributions	376,289	1,358,664
Cost of shares reacquired	(6,014,962)	(11,943,906)

Net increase in net assets from Fund share transactions	3,991,521	2,637,072

Total increase	9,677,194	1,042,432

Net Assets
Beginning of period	64,453,624	63,411,192

End of period(a)	$74,130,818	$64,453,624

(a) Includes undistributed net investment income of:	$289,857	$375,510

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund (formerly Jennison Equity Opportunity Fund), Prudential Jennison Growth Fund (formerly Jennison Growth Fund), and Prudential Asset Allocation Fund (formerly Dryden Asset Allocation Fund) which are diversified funds and Prudential Conservative Allocation Fund (formerly JennisonDryden Conservative Allocation Fund) (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (formerly JennisonDryden Moderate Allocation Fund) (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (formerly JennisonDryden Growth Allocation Fund) (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential (formerly JennisonDryden) mutual fund family (each, an underlying fund). Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Allocation Funds in the preparation of their financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Short-term debt investments maturing within sixty days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant

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amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market value.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on an accrual basis and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the Growth Allocation Fund. Each Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Allocation Funds with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PI pays for the services of QMA, the compensation of officers of the Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ daily average net assets.

The Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Allocation Funds compensate PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares and .50% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2010. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$188,736
Moderate Allocation Fund	265,753
Growth Allocation Fund	94,769

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From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended March 31, 2010. These amounts were as follows:

Fund	Class B	Class C
Conservative Allocation Fund	$150,769	$2,326
Moderate Allocation Fund	148,770	1,041
Growth Allocation Fund	59,596	1,022

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Allocation Funds did not utilize the line of credit during the six months ended March 31, 2010.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Allocation Funds pay networking fees to affiliated and unaffiliated broker/dealers including fees related to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. For the six months ended March 31, 2010, the Conservative

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund incurred approximately $33,000, $39,000 and $22,600, respectively, in total networking fees, of which approximately $12,400, $34,100 and $9,500, respectively, was paid to Wells Fargo, through December 31, 2009. These amounts are included in transfer agent fees and expenses in the Statement of Operations.

The Allocation Funds invest in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a Portfolio of the Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio is disclosed on the Statement of Operations as affiliated dividend income.

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Note 4. Investments in Affiliated Issuers

A summary of cost of purchases and proceeds of sales of shares of affiliated registered investment companies, other than short-term investments, for the six months ended March 31, 2010 is presented as follows:

Conservative Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Global Real Estate Fund (Class Z)	$4,072,538	$1,846,040	$900,000	$186,040	$—	$5,276,151
Prudential Government Income Fund, Inc. (Class Z)	11,481,637	2,804,218	725,000	208,652	—	13,707,640
Prudential High Yield Fund, Inc. (Class Z)	3,563,839	580,768	75,000	182,958	—	4,306,907
Prudential International Equity Fund (Class Z)	5,361,532	1,965,897	800,000	115,897	—	6,597,134
Prudential Jennison 20/20 Focus Fund (Class Z)	4,711,439	1,225,000	855,000	—	—	5,718,340
Prudential Jennison Equity Opportunity Fund (Class Z)	1,780,920	500,000	125,000	—	—	2,373,133
Prudential Jennison Growth Fund (Class Z)	1,767,672	325,000	180,000	—	—	2,150,917
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	2,697,228	413,376	250,000	13,376	—	3,226,184
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	1,638,208	528,548	450,000	28,548	—	1,886,383
Prudential Jennison Value Fund (Class Z)	3,561,970	770,720	515,000	20,720	—	4,306,938
Prudential Large-Cap Core Equity Fund (Class Z)	3,969,022	803,400	900,000	28,400	—	4,293,437
Prudential Mid-Cap Value Fund (Class Z)	2,681,277	677,470	545,000	27,470	—	3,228,259
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	24,909,868	6,172,013	1,400,000	603,973	—	29,936,527
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	3,544,157	1,002,563	790,000	2,563	—	4,252,500
Prudential Total Return Bond Fund, Inc. (Class Z)	12,486,691	2,826,256	875,000	303,188	—	14,996,357

Total	$88,227,998	$22,441,269	$9,385,000	$1,721,785	$—	$106,256,807

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Global Real Estate Fund (Class Z)	$5,576,600	$1,917,207	$825,000	$242,207	$—	$7,008,118
Prudential Government Income Fund, Inc. (Class Z)	8,112,728	2,591,844	1,325,000	144,866	—	9,483,973
Prudential High Yield Fund, Inc. (Class Z)	3,613,544	680,635	250,000	182,639	—	4,279,987
Prudential International Equity Fund (Class Z)	15,670,884	3,850,625	1,025,000	325,625	—	18,673,813
Prudential Jennison 20/20 Focus Fund (Class Z)	10,116,459	1,325,000	835,000	—	—	11,922,414
Prudential Jennison Equity Opportunity Fund (Class Z)	6,074,442	675,000	75,000	—	—	7,351,847
Prudential Jennison Growth Fund (Class Z)	3,576,997	325,000	100,000	—	—	4,273,445
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	6,054,523	604,816	350,000	29,816	—	7,108,437
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	3,299,373	1,132,144	800,000	57,144	—	3,976,248
Prudential Jennison Value Fund (Class Z)	8,479,331	923,053	600,000	48,053	—	9,917,195
Prudential Large-Cap Core Equity Fund (Class Z)	6,690,962	697,284	950,000	47,284	—	7,119,467
Prudential Mid-Cap Value Fund (Class Z)	6,111,002	836,742	675,000	61,742	—	7,164,143
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	18,022,748	5,775,025	2,800,000	452,711	—	21,182,732
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	7,260,111	1,255,152	990,000	5,152	—	8,479,361
Prudential Total Return Bond Fund, Inc. (Class Z)	10,818,661	3,182,324	1,750,000	258,679	—	12,730,513

Total	$119,478,365	$25,771,851	$13,350,000	$1,855,918	$—	$140,671,693

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Growth Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Global Real Estate Fund (Class Z)	$2,942,844	$751,508	$225,000	$126,508	$—	$3,642,366
Prudential International Equity Fund (Class Z)	12,875,545	2,471,910	525,000	266,910	—	14,932,523
Prudential Jennison 20/20 Focus Fund (Class Z)	6,730,052	350,000	175,000	—	—	7,762,378
Prudential Jennison Equity Opportunity Fund (Class Z)	3,213,015	400,000	50,000	—	—	3,923,241
Prudential Jennison Growth Fund (Class Z)	2,578,005	75,000	25,000	—	—	2,955,516
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	4,545,106	197,403	125,000	22,403	—	5,203,280
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	2,531,391	418,087	375,000	43,087	—	2,816,885
Prudential Jennison Value Fund (Class Z)	6,474,068	286,712	150,000	36,712	—	7,440,582
Prudential Large-Cap Core Equity Fund (Class Z)	5,533,480	314,931	475,000	39,931	—	5,937,242
Prudential Mid-Cap Value Fund (Class Z)	4,596,147	170,791	200,000	45,791	—	5,218,548
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	6,447,997	729,605	700,000	4,605	—	7,306,559
Prudential Total Return Bond Fund, Inc. (Class Z)	5,389,527	1,553,870	925,000	120,463	—	6,259,200

Total	$63,857,177	$7,719,817	$3,950,000	$706,410	$—	$73,398,320

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividends date.

The United States federal income tax basis and net unrealized appreciation of the Funds’ investments as of March 31, 2010 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Fund	$99,133,293	$8,634,877	$(438,268)	$8,196,609
Moderate Allocation Fund	131,977,351	11,041,825	(868,848)	10,172,977
Growth Allocation Fund	71,196,765	5,085,546	(2,020,199)	3,065,347

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes the following Funds elected to treat post-October losses incurred as having been incurred in the following fiscal year (September 30, 2010). Certain Funds had capital loss carryforwards as of September 30, 2009. Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. The approximate amounts were as follows:

Fund	Post-October Capital Losses	Capital Loss Carryforward
Conservative Allocation Fund	$2,399,000	$100,000	(a)
Moderate Allocation Fund	9,021,000	645,000	(a)
Growth Allocation Fund	6,675,000	682,000	(a)

(a)	Expiring in 2017.

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Allocation Funds’ financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Company offers Class A, Class B, Class C, Class R and Class Z shares. There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series and five classes, designated Class A, Class B, Class C, Class R and Class Z. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a

46	Visit our website at www.prudentialfunds.com

different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class R and Class Z shares are offered exclusively for sale to a limited group of investors. As of March 31, 2010, Prudential owned 231, 214, and 188 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	811,008	$8,840,006
Shares issued in reinvestment of dividends	37,504	406,213
Shares reacquired	(427,333)	(4,651,922)

Net increase (decrease) in shares outstanding before conversion	421,179	4,594,297
Shares issued upon conversion from Class B	13,477	148,751

Net increase (decrease) in shares outstanding	434,656	$4,743,048

Year ended September 30, 2009:
Shares sold	1,285,322	$12,405,641
Shares issued in reinvestment of dividends and distributions	115,074	1,029,410
Shares reacquired	(832,219)	(7,677,803)

Net increase (decrease) in shares outstanding before conversion	568,177	5,757,248
Shares issued upon conversion from Class B	56,431	528,481

Net increase (decrease) in shares outstanding	624,608	$6,285,729

Class B
Six months ended March 31, 2010:
Shares sold	908,430	$9,853,997
Shares issued in reinvestment of dividends	33,375	361,099
Shares reacquired	(480,631)	(5,219,808)

Net increase (decrease) in shares outstanding before conversion	461,174	4,995,288
Shares reacquired upon conversion into Class A	(13,526)	(148,751)

Net increase (decrease) in shares outstanding	447,648	$4,846,537

Year ended September 30, 2009:
Shares sold	2,640,272	$24,574,109
Shares issued in reinvestment of dividends and distributions	84,017	748,734
Shares reacquired	(940,844)	(8,650,479)

Net increase (decrease) in shares outstanding before conversion	1,783,445	16,672,364
Shares reacquired upon conversion into Class A	(56,610)	(528,481)

Net increase (decrease) in shares outstanding	1,726,835	$16,143,883

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2010:
Shares sold	473,387	$5,141,696
Shares issued in reinvestment of dividends	9,304	100,701
Shares reacquired	(172,703)	(1,889,007)

Net increase (decrease) in shares outstanding	309,988	$3,353,390

Year ended September 30, 2009:
Shares sold	761,101	$7,154,328
Shares issued in reinvestment of dividends and distributions	28,348	252,035
Shares reacquired	(358,702)	(3,278,341)

Net increase (decrease) in shares outstanding	430,747	$4,128,022

Class R
Six months ended March 31, 2010:
Shares sold	518	$5,707
Shares issued in reinvestment of dividends	15	166
Shares reacquired	(9)	(99)

Net increase (decrease) in shares outstanding	524	$5,774

Year ended September 30, 2009:
Shares sold	1,007	$10,444
Shares issued in reinvestment of dividends and distributions	8	72
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,015	$10,516

Class Z
Six months ended March 31, 2010:
Shares sold	20,756	$224,222
Shares issued in reinvestment of dividends	1,076	11,687
Shares reacquired	(15,117)	(164,793)

Net increase (decrease) in shares outstanding	6,715	$71,116

Year ended September 30, 2009:
Shares sold	23,607	$208,004
Shares issued in reinvestment of dividends and distributions	3,951	35,470
Shares reacquired	(45,493)	(418,923)

Net increase (decrease) in shares outstanding	(17,935)	$(175,449)

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Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	773,404	$8,408,454
Shares issued in reinvestment of dividends	48,582	530,022
Shares reacquired	(604,099)	(6,574,319)

Net increase (decrease) in shares outstanding before conversion	217,887	2,364,157
Shares issued upon conversion from Class B	20,463	226,635

Net increase (decrease) in shares outstanding	238,350	$2,590,792

Year ended September 30, 2009:
Shares sold	1,210,432	$11,048,323
Shares issued in reinvestment of dividends and distributions	265,902	2,172,418
Shares reacquired	(1,369,087)	(12,040,416)

Net increase (decrease) in shares outstanding before conversion	107,247	1,180,325
Shares issued upon conversion from Class B	102,444	888,159

Net increase (decrease) in shares outstanding	209,691	$2,068,484

Class B
Six months ended March 31, 2010:
Shares sold	1,280,271	$13,825,739
Shares issued in reinvestment of dividends	16,424	179,023
Shares reacquired	(495,727)	(5,357,126)

Net increase (decrease) in shares outstanding before conversion	800,968	8,647,636
Shares reacquired upon conversion into Class A	(20,551)	(226,635)

Net increase (decrease) in shares outstanding	780,417	$8,421,001

Year ended September 30, 2009:
Shares sold	2,139,167	$19,146,508
Shares issued in reinvestment of dividends and distributions	186,745	1,523,837
Shares reacquired	(1,180,710)	(10,345,032)

Net increase (decrease) in shares outstanding before conversion	1,145,202	10,325,313
Shares reacquired upon conversion into Class A	(102,959)	(888,159)

Net increase (decrease) in shares outstanding	1,042,243	$9,437,154

Class C
Six months ended March 31, 2010:
Shares sold	237,119	$2,568,570
Shares issued in reinvestment of dividends	3,926	42,749
Shares reacquired	(121,542)	(1,318,743)

Net increase (decrease) in shares outstanding	119,503	$1,292,576

Year ended September 30, 2009:
Shares sold	382,491	$3,455,668
Shares issued in reinvestment of dividends and distributions	59,057	481,904
Shares reacquired	(453,184)	(3,829,543)

Net increase (decrease) in shares outstanding	(11,636)	$108,029

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	49

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended March 31, 2010:
Shares sold	—	$—
Shares issued in reinvestment of dividends	1.6	17
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1.6	$17

Year ended September 30, 2009:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	11.5	94
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	11.5	$94

Class Z
Six months ended March 31, 2010:
Shares sold	31,102	$338,096
Shares issued in reinvestment of dividends	1,804	19,683
Shares reacquired	(35,256)	(378,967)

Net increase (decrease) in shares outstanding	(2,350)	$(21,188)

Year ended September 30, 2009:
Shares sold	39,641	$360,600
Shares issued in reinvestment of dividends and distributions	10,858	88,604
Shares reacquired	(87,477)	(763,210)

Net increase (decrease) in shares outstanding	(36,978)	$(314,006)

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	345,927	$3,854,731
Shares issued in reinvestment of dividends	23,100	259,648
Shares reacquired	(245,411)	(2,743,005)

Net increase (decrease) in shares outstanding before conversion	123,616	1,371,374
Shares issued upon conversion from Class B	11,500	131,514

Net increase (decrease) in shares outstanding	135,116	$1,502,888

Year ended September 30, 2009:
Shares sold	598,788	$5,260,325
Shares issued in reinvestment of dividends	71,570	571,125
Shares reacquired	(618,291)	(5,368,149)

Net increase (decrease) in shares outstanding before conversion	52,067	463,301
Shares issued upon conversion from Class B	46,002	407,540

Net increase (decrease) in shares outstanding	98,069	$870,841

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Class B	Shares	Amount
Six months ended March 31, 2010:
Shares sold	438,766	$4,785,126
Shares issued in reinvestment of dividends	8,346	92,387
Shares reacquired	(226,842)	(2,485,356)

Net increase (decrease) in shares outstanding before conversion	220,270	2,392,157
Shares reacquired upon conversion into Class A	(11,706)	(131,514)

Net increase (decrease) in shares outstanding	208,564	$2,260,643

Year ended September 30, 2009:
Shares sold	731,098	$6,361,233
Shares issued in reinvestment of dividends	79,020	622,679
Shares reacquired	(572,357)	(4,868,467)

Net increase (decrease) in shares outstanding before conversion	237,761	2,115,445
Shares reacquired upon conversion into Class A	(46,748)	(407,540)

Net increase (decrease) in shares outstanding	191,013	$1,707,905

Class C
Six months ended March 31, 2010:
Shares sold	87,402	$961,170
Shares issued in reinvestment of dividends	1,930	21,379
Shares reacquired	(59,747)	(651,789)

Net increase (decrease) in shares outstanding	29,585	$330,760

Year ended September 30, 2009:
Shares sold	178,063	$1,567,305
Shares issued in reinvestment of dividends	19,987	157,496
Shares reacquired	(202,630)	(1,672,030)

Net increase (decrease) in shares outstanding	(4,580)	$52,771

Class R
Six months ended March 31, 2010:
Shares sold	—	$—
Shares issued in reinvestment of dividends	1.20	14
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1.20	$14

Year ended September 30, 2009:
Shares sold	—	$—
Shares issued in reinvestment of dividends	5.50	44
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	5.50	$44

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	51

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2010:
Shares sold	2,626	$29,167
Shares issued in reinvestment of dividends	253	2,861
Shares reacquired	(12,081)	(134,812)

Net increase (decrease) in shares outstanding	(9,202)	$(102,784)

Year ended September 30, 2009:
Shares sold	3,396	$33,451
Shares issued in reinvestment of dividends	914	7,320
Shares reacquired	(4,194)	(35,260)

Net increase (decrease) in shares outstanding	116	$5,511

Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Allocation Funds through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

MARCH 31, 2010	SEMIANNUAL REPORT

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.64

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	.56

Total from investment operations	.71

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$11.21

Total Return(b):	6.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$42,099
Average net assets (000)	$38,509
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.74	%(e)
Expenses, excluding distribution and service (12b-1) fees	.49	%(e)
Net investment income	2.78	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	10	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .87%, 1.00%, 1.33%, 1.08% and 1.20% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .62%, .75%, 1.08%, .83% and .95% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 2.50%, 2.13%, 1.82%, 1.95% and 1.49% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006	2005(a)

$10.28	$11.91	$11.21	$10.78	$10.01

.24	.27	.28	.25	.20
.51	(1.38)	.81	.46	.78

.75	(1.11)	1.09	.71	0.98

(.24)	(.36)	(.27)	(.24)	(.21)
(.15)	(.16)	(.12)	(.04)	—

(.39)	(.52)	(.39)	(.28)	(.21)

$10.64	$10.28	$11.91	$11.21	$10.78

8.06%	(9.75)%	9.89%	6.71%	9.92%

$35,354	$27,730	$20,683	$11,278	$5,929
$26,869	$26,310	$16,051	$8,611	$4,136

.75%	.75%	.76%	.77%	.75%
.50%	.50%	.51%	.52%	.50%
2.62%	2.38%	2.39%	2.26%	1.89%

69%	24%	22%	18%	11%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	55

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.60

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$11.16

Total Return(b):	6.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,477
Average net assets (000)	$43,098
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.49	%(d)
Expenses, excluding distribution and service (12b-1) fees	.49	%(d)
Net investment income	2.03	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.62%, 1.75%, 2.08%, 1.83% and 1.95% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .62%, .75%, 1.08%, .83% and .95% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 1.63%, 1.36%, 1.10%, 1.21% and .71% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006	2005(a)

$10.25	$11.88	$11.18	$10.75	$9.97

.16	.18	.19	.16	.12
.52	(1.37)	.81	.47	.78

.68	(1.19)	1.00	0.63	.90

(.18)	(.28)	(.18)	(.16)	(.12)
(.15)	(.16)	(.12)	(.04)	—

(.33)	(.44)	(.30)	(.20)	(.12)

$10.60	$10.25	$11.88	$11.18	$10.75

7.21%	(10.42)%	9.09%	5.91%	9.11%

$39,398	$20,376	$13,027	$9,950	$8,241
$26,506	$15,543	$11,421	$9,007	$7,032

1.50%	1 .50%	1 .51%	1.52%	1.50%
.50%	.50%	.51%	.52%	.50%
1.75%	1 .61%	1 .67%	1.52%	1.18%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	57

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.61

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$11.17

Total Return(b):	6.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,951
Average net assets (000)	$15,851
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.49	%(d)
Expenses, excluding distribution and service (12b-1) fees	.49	%(d)
Net investment income	2.02	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.62%, 1.75%, 2.08%, 1.83% and 1.95% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .62%, .75%, 1.08%, .83% and .95% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 1.76%, 1.37%, 1.08%, 1.21% and .69% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006	2005(a)

$10.25	$11.88	$11.18	$10.75	$9.97

.18	.18	.19	.16	.12
.51	(1.37)	.81	.47	.78

.69	(1.19)	1.00	.63	.90

(.18)	(.28)	(.18)	(.16)	(.12)
(.15)	(.16)	(.12)	(.04)	—

(.33)	(.44)	(.30)	(.20)	(.12)

$10.61	$10.25	$11.88	$11.18	$10.75

7.31%	(10.42)%	9.09%	5.91%	9.11%

$13,762	$8,884	$5,779	$2,955	$1,879
$10,334	$7,240	$4,039	$2,093	$1,737

1.50%	1.50%	1.51%	1.52%	1.50%
.50%	.50%	.51%	.52%	.50%
1.88%	1.62%	1.65%	1.53%	1.17%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	59

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.68

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	.56

Total from investment operations	.69

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	—

Total dividends and distributions	(.13)

Net asset value, end of period	$11.24

Total Return(c):	6.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20
Average net assets (000)	$16
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.99	%(f)
Expenses, excluding distribution and service (12b-1) fees	.49	%(f)
Net investment income	2.46	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class R shares.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.12%, 1.25% and 1.58% for the years ended September 30, 2009 and 2008 and the period ended September 30, 2007, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .62%, .75% and 1.08% for the years ended September 30, 2009 and 2008 and the period ended September 30, 2007, respectively. The net investment income ratios would have been 2.05%, 1.87% and 1.33% for the years ended September 30, 2009 and 2008 and the period ended September 30, 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Annualized

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Class R
Year Ended September 30,		January 12, 2007(b) through September 30, 2007(a)
2009(a)	2008(a)

$10.31	$11.91	$11.33

.18	.32	.16
.56	(1.43)	.50

.74	(1.11)	.66

(.22)	(.33)	(.08)
(.15)	(.16)	—

(.37)	(.49)	(.08)

$10.68	$10.31	$11.91

7.86%	(9.75)%	5.86%

$13	$2	$3
$3	$3	$3

1.00%	1.00%	1.01	%(f)
.50%	.50%	.51	%(f)
2.17%	2.12%	1.90	%(f)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	61

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.68

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.72

Less Dividends and Distributions:
Dividends from net investment income	(.15)
Distributions from net realized gains	—

Total dividends and distributions	(.15)

Net asset value, end of period	$11.25

Total Return(b):	6.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$987
Average net assets (000)	$939
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.49	%(d)
Expenses, excluding distribution and service (12b-1) fees	.49	%(d)
Net investment income	3.04	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .62%, .75%, 1.08%, .83% and .95% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .62%, .75%, 1.08%, .83% and .95% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 2.79%, 2.28%, 2.02%, 2.29% and 1.63% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Class Z
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006	2005(a)

$10.32	$11.95	$11.25	$10.80	$10.03

.27	.27	.30	.27	.24
.51	(1.36)	.82	.49	.77

.78	(1.09)	1.12	.76	1.01

(.27)	(.38)	(.30)	(.27)	(.24)
(.15)	(.16)	(.12)	(.04)	—

(.42)	(.54)	(.42)	(.31)	(.24)

$10.68	$10.32	$11.95	$11.25	$10.80

8.31%	(9.51)%	10.14%	7.05%	10.18%

$865	$1,021	$337	$129	$42
$863	$579	$196	$50	$311

.50%	.50%	.51%	.52%	.50%
.50%	.50%	.51%	.52%	.50%
2.91%	2.53%	2.59%	2.60%	2.27%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	63

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.53

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.74

Total from investment operations	.85

Less Dividends and Distributions:
Dividends from net investment income	(.11)
Distributions from net realized gains	—

Total dividends and distributions	(.11)

Net asset value, end of period	$11.27

Total Return(b):	8.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$59,880
Average net assets (000)	$56,044
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.73	%(f)
Expenses, excluding distribution and service (12b-1) fees	.48	%(f)
Net investment income	2.13	%(f)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	10	%(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .80%, .87%, .79% and .88% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .54% and .63% for the years ended September 30, 2009, 2007, 2006, and 2005, respectively. The net investment income ratios would have been 1.83%, 1.25%, 1.06% and .95% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Class A
Year Ended September 30,
2009		2008(a)	2007		2006		2005

$10.64		$13.44	$12.18		$11.34		$10.03

.17		.18	.18		.14		.13
.19		(2.34)	1.45		.85		1.34

.36		(2.16)	1.63		.99		1.47

(.17)		(.31)	(.21)		(.11)		(.16)
(.30)		(.33)	(.16)		(.04)		—

(.47)		(.64)	(.37)		(.15)		(.16)

$10.53		$10.64	$13.44		$12.18		$11.34

4.70%		(16.80)%	13.60%		8 .91%		14.77%

$53,471		$51,802	$46,978		$30,263		$19,532
$43,547		$52,040	$37,930		$24,284		$14,172

.75	%(e)	.75%	.76	%(e)	.76	%(e)	.75	%(e)
.50	%(e)	.50%	.51	%(e)	.51	%(e)	.50	%(e)
1.88	%(e)	1.49%	1.36	%(e)	1.09	%(e)	1.08	%(e)

71%		23%	21%		10%		5%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	65

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.46

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	.72

Total from investment operations	.79

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	—

Total dividends and distributions	(.03)

Net asset value, end of period	$11.22

Total Return(b):	7.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$63,343
Average net assets (000)	$56,917
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.48	%(e)
Expenses, excluding distribution and service (12b-1) fees	.48	%(e)
Net investment income	1.37	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.55%, 1.62%, 1.54% and 1.63% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .54% and .63% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 1.02%, .53%, .32% and .20% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively.
(e)	Annualized.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Class B
Year Ended September 30,
2009		2008(a)	2007		2006		2005

$10.56		$13.36	$12.13		$11.34		$9.99

.10		.09	.09		.05		.04
.19		(2.33)	1.43		.85		1.35

.29		(2.24)	1.52		.90		1.39

(.09)		(.23)	(.13)		(.07)		(.04)
(.30)		(.33)	(.16)		(.04)		—

(.39)		(.56)	(.29)		(.11)		(.04)

$10.46		$10.56	$13.36		$12.13		$11.34

3.88%		(17.42)%	12.69%		8.17%		13.95%

$50,890		$40,355	$40,308		$31,077		$24,146
$37,913		$41,167	$35,794		$27,760		$19,913

1.50	%(d)	1.50%	1.51	%(d)	1.51	%(d)	1.50	%(d)
.50	%(d)	.50%	.51	%(d)	.51	%(d)	.50	%(d)
1.07	%(d)	.77%	.64	%(d)	.35	%(d)	.33	%(d)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	67

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.46

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	.72

Total from investment operations	.79

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	—

Total dividends and distributions	(.03)

Net asset value, end of period	$11.22

Total Return(b):	7.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,179
Average net assets (000)	$15,881
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.48	%(e)
Expenses, excluding distribution and service (12b-1) fees	.48	%(e)
Net investment income	1.38	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.55%, 1.62%, 1.54% and 1.63% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .54% and .63% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 1.13%, .50%, .30% and .21% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively.
(e)	Annualized.

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Class C
Year Ended September 30,
2009		2008(a)	2007		2006		2005

$10.56		$13.35	$12.12		$11.34		$9.99

.10		.09	.09		.05		.04
.19		(2.32)	1.43		.84		1.35

.29		(2.23)	1.52		.89		1.39

(.09)		(.23)	(.13)		(.07)		(.04)
(.30)		(.33)	(.16)		(.04)		—

(.39)		(.56)	(.29)		(.11)		(.04)

$10.46		$10.56	$13.35		$12.12		$11.34

3.88%		(17.35)%	12.70%		7.80%		14.05%

$14,767		$15,024	$13,690		$8,509		$4,989
$12,398		$15,886	$11,212		$6,768		$4,321

1.50	%(d)	1.50%	1.51	%(d)	1.51	%(d)	1.50	%(d)
.50	%(d)	.50%	.51	%(d)	.51	%(d)	.50	%(d)
1.18	%(d)	.74%	.61	%(d)	.33	%(d)	.35	%(d)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	69

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.50

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	.72

Total from investment operations	.82

Less Dividends and Distributions:
Dividends from net investment income	(.08)
Distributions from net realized gains	—

Total dividends and distributions	(.08)

Net asset value, end of period	$11.24

Total Return(c):	7.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2
Average net assets (000)	$2
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.98	%(g)
Expenses, excluding distribution and service (12b-1) fees	.48	%(g)
Net investment income	1.92	%(g)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.05% for the year ended September 30, 2009 and 1.12% for the period ended September 30, 2007. The expense ratios excluding distribution and service (12b-1) fees would been .55% for the year ended September 30, 2009 and .62% for the period ended September 30, 2007. The net investment income ratios would have been 1.54% for the year ended September 30, 2009 and .67% for the period ended September 30, 2007.
(g)	Annualized.

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Class R
Year Ended September 30,			January 12, 2007(a) through September 30, 2007
2009		2008(b)

$10.63		$13.42	$12.45

.14		.17	.07
.19		(2.35)	.90

.33		(2.18)	.97

(.16)		(.28)	—
(.30)		(.33)	—

(.46)		(.61)	—

$10.50		$10.63	$13.42

4.43%		(16.93)%	7.79%

$2		$2	$3
$2		$2	$3

1.00	%(f)	1.00%	1.01	%(f)(g)
.50	%(f)	.50%	.51	%(f)(g)
1.59	%(f)	1.41%	.73	%(f)(g)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	71

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.54

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	.73

Total from investment operations	.86

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	—

Total dividends and distributions	(.13)

Net asset value, end of period	$11.27

Total Return(b):	8.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,976
Average net assets (000)	$1,798
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.48	%(e)
Expenses, excluding distribution and service (12b-1) fees	.48	%(e)
Net investment income	2.35	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .55%, .62%, .54% and .63% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .54% and .63% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 2.15%, 1.55%, 1.23% and 1.28% for the years ended September 30, 2009, 2007, 2006 and 2005, respectively.
(e)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Class Z
Year Ended September 30,
2009		2008(a)	2007		2006		2005

$10.66		$13.46	$12.19		$11.36		$10.04

.22		.20	.20		.17		.18
.16		(2.33)	1.46		.82		1.33

.38		(2.13)	1.66		.99		1.51

(.20)		(.34)	(.23)		(.12)		(.19)
(.30)		(.33)	(.16)		(.04)		—

(.50)		(.67)	(.39)		(.16)		(.19)

$10.54		$10.66	$13.46		$12.19		$11.36

4.94%		(16.57)%	13.86%		8.83%		15.18%

$1,874		$2,290	$2,108		$1,580		$513
$1,680		$2,675	$1,826		$1,268		$600

.50	%(d)	.50%	.51	%(d)	.51	%(d)	.50	%(d)
.50	%(d)	.50%	.51	%(d)	.51	%(d)	.50	%(d)
2.20	%(d)	1.62%	1.66	%(d)	1.26	%(d)	1.43	%(d)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	73

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.75

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	.94

Total from investment operations	1.00

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$11.65

Total Return(b):	9.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,666
Average net assets (000)	$28,766
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.75	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income (loss)	1.31	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	6	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .97%, 1.13%, ..94%,1.23%, .96%, and 1.20% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .72%, ..88%, .69%, .98%, .71%, and .95%, for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005. The net investment income/(loss) ratios would have been 1.09%, .77%, .42%, (.25)%, (.27)%, and (.47)% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

Class A
Year Ended September 30,
2009	2008(a)	2007(a)	2006	2005

$11.04	$15.08	$13.15	$11.99	$10.01

.10	.08	.03	.01	.01
(.15)	(3.53)	2.18	1.24	2.00

(.05)	(3.45)	2.21	1.25	2.01

—	(.30)	(.15)	(.08)	(.03)
(.24)	(.29)	(.13)	(.01)	—

(.24)	(.59)	(.28)	(.09)	(.03)

$10.75	$11.04	$15.08	$13.15	$11.99

.33%	(23.72)%	17.01%	10.61%	20.02%

$26,846	$26,501	$26,015	$13,666	$7,573
$21,419	$28,816	$19,510	$10,479	$5,125

.75%	.76%	.76%	.77%	.75%
.50%	.51%	.51%	.52%	.50%
1.15%	.60%	.22%	(.08)%	(.20)%

46%	22%	16%	8%	6%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	75

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.54

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.91

Total from investment operations	.94

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	—

Total dividends and distributions	(.03)

Net asset value, end of period	$11.45

Total Return(b):	8.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,289
Average net assets (000)	$31,762
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50	%(d)
Expenses, excluding distribution and service (12b-1) fees	.50	%(d)
Net investment income (loss)	.54	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.72%, 1.88%, 1.69%,1.98%, 1.71%, and 1.95% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .72%, ..88%, .69%, .98%, .71%, and .95%, for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005. The net investment income/(loss) ratios would have been .32%, .00%, (.31)%, (.95)%, (.99)%, and (1.25)% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudentialfunds.com

Class B
Year Ended September 30,
2009	2008(a)	2007(a)	2006	2005

$10.92	$14.93	$13.05	$11.90	$9.98

.03	(.02)	(.07)	(.08)	(.07)
(.17)	(3.49)	2.15	1.24	1.99

(.14)	(3.51)	2.08	1.16	1.92

—	(.21)	(.07)	—	—
(.24)	(.29)	(.13)	(.01)	—

(.24)	(.50)	(.20)	(.01)	—

$10.54	$10.92	$14.93	$13.05	$11.90

(.51)%	(24.26)%	16.09%	9.95%	19.04%

$29,371	$28,335	$29,171	$19,062	$13,552
$23,273	$31,100	$23,884	$16,203	$10,343

1.50%	1.51%	1.51%	1.52%	1.50%
.50%	.51%	.51%	.52%	.50%
.38%	(.13)%	(.48)%	(.80)%	(.80)%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	77

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.55

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.91

Total from investment operations	.94

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	—

Total dividends and distributions	(.03)

Net asset value, end of period	$11.46

Total Return(b):	8.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,818
Average net assets (000)	$8,271
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50	%(d)
Expenses, excluding distribution and service (12b-1) fees	.50	%(d)
Net investment income (loss)	.55	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.72%, 1.88%, 1.69%,1.98%, 1.71%, and 1.95% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .72%, ..88%, .69%, .98%, .71%, and .95%, for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005. The net investment income/(loss) ratios would have been .33%, .06%, (.29)%, (.96)%, (1.02)%, and (1.22)% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

78	Visit our website at www.prudentialfunds.com

Class C
Year Ended September 30,
2009	2008(a)	2007(a)	2006	2005

$10.93	$14.92	$13.04	$11.91	$9.98

.04	(.02)	(.07)	(.07)	(.07)
(.18)	(3.47)	2.15	1.21	2.00

(.14)	(3.49)	2.08	1.14	1.93

—	(.21)	(.07)	—	—
(.24)	(.29)	(.13)	(.01)	—

(.24)	(.50)	(.20)	(.01)	—

$10.55	$10.93	$14.92	$13.04	$11.91

(.51)%	(24.13)%	16.10%	9.68%	19.24%

$7,806	$8,135	$8,843	$5,411	$2,746
$6,366	$9,082	$7,282	$3,860	$2,268

1.50%	1.51%	1.51%	1.52%	1.50%
.50%	.51%	.51%	.52%	.50%
.44%	(.11)%	(.49)%	(.83)%	(.74)%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	79

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.72

Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.92

Total from investment operations	.97

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	—

Total dividends and distributions	(.07)

Net asset value, end of period	$11.62

Total Return(b):	9.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2
Average net assets (000)	$2
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)
Net investment income (loss)	.98	%(f)

(a)	Inception date of Class R shares.
(b)	Calculations based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.22%, 1.38%, 1.19%, and 1.48%, for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008 and the period ended September 30, 2007 respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .72%, .88%, .69%, and .98%, for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, and the period ended September 30, 2007 respectively. The net investment income/(loss) ratios would have been .76%, ..52%, .31%, and (1.01)% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, and the period ended September 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fee to .50 of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

80	Visit our website at www.prudentialfunds.com

Class R
Year Ended September 30,		January 12, 2007(a)(b) through September 30, 2007
2009	2008(b)

$11.04	$15.04	$13.76

.08	.07	(.06)
(.16)	(3.54)	1.34

(.08)	(3.47)	1.28

—	(.24)	—
(.24)	(.29)	—

(.24)	(.53)	—

$10.72	$11.04	$15.04

.05%	(23.84)%	9.30%

$2	$2	$3
$2	$2	$3

1.00%	1.01%	1.01	%(f)
.50%	.51%	.51	%(f)
.90%	.49%	(.59	)%(f)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	81

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.81

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	.86

Total from investment operations	1.01

Less Dividends and Distributions:
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total dividends and distributions	(.12)

Net asset value, end of period	$11.70

Total Return(b):	9.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$356
Average net assets (000)	$387
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.50	%(d)
Expenses, excluding distribution and service (12b-1) fees	.50	%(d)
Net investment income	1.82	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .72%, .88%, ..69%,.98%, .71%, and .95% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .72%, ..88%, .69%, .98%, .71%, and .95%, for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005. The net investment income/(loss) ratios would have been 1.60%, 1.03%, .70%, .19%, (.12)%, and (.19)% for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

82	Visit our website at www.prudentialfunds.com

Class Z
Year Ended September 30,
2009	2008(a)	2007(a)	2006	2005

$11.08	$15.11	$13.18	$12.02	$10.03

.12	.12	.10	.02	.04
(.15)	(3.53)	2.14	1.27	2.00

(.03)	(3.41)	2.24	1.29	2.04

—	(.33)	(.18)	(.12)	(.05)
(.24)	(.29)	(.13)	(.01)	—

(.24)	(.62)	(.31)	(.13)	(.05)

$10.81	$11.08	$15.11	$13.18	$12.02

.51%	(23.44)%	17.23%	10.77%	20.40%

$428	$438	$420	$560	$443
$333	$426	$500	$662	$329

.50%	.51%	.51%	.52%	.50%
.50%	.51%	.51%	.52%	.50%
1.41%	.88%	.67%	.07%	.28%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	83

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	123,240,410.836	1,700,825.331

Linda W. Bynoe	123,157,644.037	1,783,592.130

Michael S. Hyland	123,201,323.318	1,739,912.849

Douglas H. McCorkindale	123,074,984.328	1,866,251.839

Stephen P. Munn	123,216,742.859	1,724,493.308

Richard A. Redeker	123,225,795.108	1,715,441.059

Robin B. Smith	123,040,042.169	1,901,193.998

Stephen G. Stoneburn	123,252,589.748	1,688,646.419

Judy A. Rice	123,218,596.264	1,722,639.903

Scott E. Benjamin	123,212,247.295	1,728,988.872

*	Results are for all funds within the same investment company.

84	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of each of the Prudential Asset Allocation Funds carefully before investing. The prospectus for the Prudential Asset Allocation Funds contains this and other information about the Prudential Asset Allocation Funds. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Asset Allocation Funds
	Class A		Class B		Class C		Class R		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	JDUAX	74437E750	JDABX	74437E743	JDACX	74437E735	JDARX	74437E628	JDAZX	74437E784
Moderate Allocation	JDTAX	74437E727	JDMBX	74437E719	JDMCX	74437E693	JMARX	74437E610	JDMZX	74437E776
Growth Allocation	JDAAX	74437E685	JDGBX	74437E677	JDGCX	74437E669	JGARX	74437E594	JDGZX	74437E768

MF194E2    0179438-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Prudential Investment Portfolios, Inc.

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: May 25, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: May 25, 2010